Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
May 31, 2024
SEI-NPRT1-0724
1.816014.119
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	107,476	3,616,567
AST SpaceMobile, Inc. Class A, (a)(b)	727,927	6,023,596
ATN International, Inc.	58,489	1,423,622
Bandwidth, Inc. Class A, (a)	125,693	2,530,200
Cogent Communications Group, Inc.	238,932	14,149,553
Consolidated Communications Holdings, Inc. (a)	404,323	1,779,021
Frontier Communications Parent, Inc. (a)(b)	1,253,657	33,422,496
GCI Liberty, Inc. Class A (Escrow) (c)	444,709	4
Globalstar, Inc. (a)(b)	4,211,279	4,590,294
IDT Corp. Class B	112,985	4,579,282
Iridium Communications, Inc.	703,174	21,172,569
Liberty Global Ltd.:
Class A	623,243	10,389,461
Class B	2	33
Class C (b)	1,434,869	24,493,214
Liberty Latin America Ltd.:
Class A (a)	203,380	1,844,657
Class C (a)	706,671	6,409,506
Lumen Technologies, Inc. (a)(b)	5,702,783	7,356,590
Nextplat Corp. (a)	41,195	48,198
Shenandoah Telecommunications Co.	286,674	5,392,338
		149,221,201
Entertainment - 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	1,493,175	6,465,448
Atlanta Braves Holdings, Inc.:
Class A (b)	72,796	3,059,616
Class C,	209,884	8,389,063
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	68,107	20,235
Cinemark Holdings, Inc. (a)(b)	594,120	10,260,452
Cineverse Corp. (a)(b)	85,931	81,669
CuriosityStream, Inc. Class A	128,979	134,138
Dolphin Entertainment, Inc. (a)(b)	100,628	110,691
Endeavor Group Holdings, Inc.	1,060,185	28,444,764
Eventbrite, Inc. (a)	493,286	2,456,564
Gaia, Inc. Class A (a)	98,183	460,478
Gaxosai, Inc. (a)(b)	1,278	4,997
Golden Matrix Group, Inc. (a)(b)	146,662	890,238
Grom Social Enterprises, Inc. (a)	2,418	1,165
Kartoon Studios, Inc. (a)(b)	191,422	199,079
Liberty Media Corp. Liberty Formula One:
Class A	135,333	9,258,131
Class C	1,183,168	87,720,076
Liberty Media Corp. Liberty Live:
Class C	246,834	9,396,970
Series A	134,776	4,936,845
Lions Gate Entertainment Corp.:
Class A (a)(b)	355,012	2,950,150
Class B (a)	702,466	5,423,038
LiveOne, Inc. (a)	471,253	777,567
Loop Media, Inc. (a)(b)	264,498	52,609
Madison Square Garden Entertainment Corp. Class A (a)	236,347	8,399,772
Madison Square Garden Sports Corp. (a)	92,358	17,053,905
Marcus Corp.	152,590	1,625,084
Motorsport Games, Inc. Class A (a)(b)	3,941	9,458
Moving Image Technologies, Inc. (a)	62,822	31,662
Playstudios, Inc. Class A (a)	516,561	1,172,593
Playtika Holding Corp.	394,224	3,445,518
PodcastOne, Inc.	17,544	33,334
Reading International, Inc.:
Class A (a)	134,309	210,865
Class B (a)	5,485	74,048
Reservoir Media, Inc. (a)(b)	211,202	1,698,064
Roblox Corp. (a)	2,796,074	94,004,008
Roku, Inc. Class A (a)	709,249	40,710,893
Skillz, Inc. (a)(b)	75,207	513,664
Snail, Inc. (a)	7,740	6,711
Sphere Entertainment Co. (a)(b)	152,163	5,553,950
TKO Group Holdings, Inc.	340,303	37,116,848
Trugolf Holdings, Inc. Class A (a)(b)	35,570	39,483
Vivid Seats, Inc. Class A (a)	368,742	1,862,147
Warner Music Group Corp. Class A	800,332	23,833,887
		418,889,877
Interactive Media & Services - 1.0%
Angi, Inc. Class A, (a)	489,045	987,871
Bumble, Inc. (a)	568,864	6,655,709
BuzzFeed, Inc. (a)(b)	72,448	202,854
CarGurus, Inc. Class A (a)	486,245	11,771,991
Cars.com, Inc. (a)	350,832	7,097,331
DHI Group, Inc. (a)	217,807	450,860
EverQuote, Inc. Class A (a)	120,543	2,879,772
fuboTV, Inc. (a)(b)	1,668,012	2,085,015
Getty Images Holdings, Inc. (a)(b)	231,542	831,236
Grindr, Inc. (a)(b)	108,722	1,032,859
IAC, Inc. (a)	394,014	19,617,957
Izea Worldwide, Inc. (a)	89,821	215,570
MediaAlpha, Inc. Class A (a)	117,720	2,093,062
Nextdoor Holdings, Inc. Class A (a)	897,144	2,171,088
Onfolio Holdings, Inc. (a)(b)	18,553	20,965
Outbrain, Inc. (a)	164,012	752,815
Paltalk, Inc. (a)(b)	28,685	104,413
Pinterest, Inc. Class A (a)	3,374,547	140,009,955
PSQ Holdings, Inc. Class A (a)(b)	78,367	263,313
QuinStreet, Inc. (a)	296,506	5,221,471
Rumble, Inc. (a)(b)	441,855	2,783,687
Shutterstock, Inc. (b)	136,350	5,539,901
Snap, Inc. Class A (a)	5,851,505	87,889,605
Society Pass, Inc. (a)(b)	6,668	12,536
Super League Enterprise, Inc. (a)(b)	4,159	5,032
System1, Inc. (a)	136,525	174,752
The Arena Group Holdings, Inc. (a)(b)	96,384	91,565
Travelzoo, Inc. (a)(b)	38,226	301,985
TripAdvisor, Inc. (a)	611,050	11,212,768
TrueCar, Inc. (a)	443,752	1,309,068
Vimeo, Inc. (a)	900,782	3,495,034
Yelp, Inc. (a)	388,425	14,360,072
Zedge, Inc. (a)	60,813	166,628
Ziff Davis, Inc. (a)	260,150	14,987,242
ZipRecruiter, Inc. (a)	432,197	4,369,512
Zoominfo Technologies, Inc. (a)	1,679,634	20,625,906
		371,791,400
Media - 1.3%
AdTheorent Holding Co., Inc. Class A (a)(b)	196,786	627,747
Advantage Solutions, Inc. Class A (a)(b)	568,229	1,954,708
Altice U.S.A., Inc. Class A (a)	1,320,769	3,275,507
AMC Networks, Inc. Class A (a)	168,167	2,916,016
Asset Entities, Inc. (a)(b)	29,323	15,274
Beasley Broadcast Group, Inc. Class A (a)	86,394	56,156
Boston Omaha Corp. (a)	122,453	1,789,038
Cable One, Inc.	21,765	8,399,331
Cardlytics, Inc. (a)(b)	221,795	1,942,924
Cbdmd, Inc. (a)(b)	8,992	5,971
Clear Channel Outdoor Holdings, Inc. (a)	2,027,306	2,919,321
Collective Audience, Inc. (a)	31,401	13,188
comScore, Inc. (a)(b)	22,287	306,001
Creative Realities, Inc. (a)	57,412	187,163
Cumulus Media, Inc. (a)(b)	92,655	215,886
DallasNews Corp. (b)	44,743	173,603
Direct Digital Holdings, Inc. (a)	17,483	59,267
E.W. Scripps Co. Class A (a)	322,951	878,427
EchoStar Corp. Class A (a)	683,886	13,130,611
Emerald Holding, Inc. (a)	92,087	524,896
Entravision Communication Corp. Class A	313,877	677,974
Fluent, Inc. (a)	38,823	143,257
Gannett Co., Inc. (a)(b)	816,076	3,068,446
Gray Television, Inc.	443,521	2,767,571
Harte-Hanks, Inc. (a)	37,372	273,937
iHeartMedia, Inc. (a)	592,177	548,119
Innovid Corp. (a)(b)	548,599	1,206,918
Integral Ad Science Holding Corp. (a)	385,556	3,570,249
John Wiley & Sons, Inc.:
Class A	239,627	8,734,404
Class B	7,991	288,475
Lee Enterprises, Inc. (a)	30,808	391,262
Lendway, Inc. (a)(b)	5,920	31,672
Liberty Broadband Corp.:
Class A (a)	42,982	2,331,344
Class C (a)	686,645	37,140,628
Liberty Media Corp. Liberty SiriusXM:
Class A	416,815	9,474,205
Class C	852,521	19,318,126
Magnite, Inc. (a)	695,636	8,584,148
Marchex, Inc. Class B (a)	221,034	305,027
Mediaco Holding, Inc. Class A (a)	10,927	11,692
National CineMedia, Inc. (a)(b)	527,685	2,928,652
Nexstar Media Group, Inc. Class A	179,788	29,789,074
PubMatic, Inc. Class A (a)	239,899	5,253,788
Saga Communications, Inc. Class A	28,058	498,310
Scholastic Corp.	151,689	5,503,277
Sinclair, Inc. Class A (b)	206,749	2,935,836
Sirius XM Holdings, Inc. (b)	3,701,132	10,437,192
SPAR Group, Inc. (a)	75,954	189,125
Stagwell, Inc. (a)(b)	626,287	4,340,169
Stran & Co., Inc. (a)	72,585	82,747
TechTarget, Inc. (a)	150,401	4,545,118
TEGNA, Inc.	1,087,626	16,216,504
The New York Times Co. Class A	908,537	46,517,094
The Trade Desk, Inc. (a)	2,530,642	234,792,965
Thryv Holdings, Inc. (a)	179,577	3,783,687
Townsquare Media, Inc.	77,358	851,712
Treasure Global, Inc. (a)(b)	3,812	15,248
Urban One, Inc.:
Class A (a)	67,107	141,596
Class D (non-vtg.) (a)	97,933	164,527
WideOpenWest, Inc. (a)	274,513	1,380,800
		508,625,910
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	354,362	3,750,922
KORE Group Holdings, Inc. (a)	239,150	151,334
NII Holdings, Inc. (a)(c)	487,940	5
Spok Holdings, Inc.	117,550	1,787,936
SurgePays, Inc. (a)(b)	66,261	242,515
Telephone & Data Systems, Inc.	556,220	11,063,216
U.S. Cellular Corp. (a)	79,651	4,417,444
		21,413,372
TOTAL COMMUNICATION SERVICES		1,469,941,760
CONSUMER DISCRETIONARY - 11.3%
Automobile Components - 1.0%
Adient PLC (a)	516,096	14,574,551
American Axle & Manufacturing Holdings, Inc. (a)	636,566	4,863,364
Autoliv, Inc.	417,623	53,276,166
Cooper-Standard Holding, Inc. (a)	98,054	1,294,313
Dana, Inc.	728,671	10,245,114
Dorman Products, Inc. (a)	159,920	14,707,842
Fox Factory Holding Corp. (a)	238,670	11,126,795
Garrett Motion, Inc. (a)	795,019	7,218,773
Gentex Corp.	1,323,546	46,324,110
Gentherm, Inc. (a)	185,934	10,029,280
Holley, Inc. (a)	290,270	1,114,637
LCI Industries	143,247	15,739,980
Lear Corp.	322,567	40,433,773
Luminar Technologies, Inc. Class A (a)(b)	1,590,328	2,608,138
Mobileye Global, Inc. Class A (a)(b)	433,517	11,124,046
Modine Manufacturing Co. (a)	296,191	29,891,596
Motorcar Parts of America, Inc. (a)	90,980	463,088
Patrick Industries, Inc.	117,946	13,516,612
Phinia, Inc.	264,739	11,849,718
QuantumScape Corp. Class A (a)(b)	1,972,875	11,659,691
Solid Power, Inc. (a)(b)	701,052	1,240,862
Standard Motor Products, Inc.	106,268	3,263,490
Stoneridge, Inc. (a)	156,565	2,484,687
Strattec Security Corp. (a)	20,513	570,261
Superior Industries International, Inc. (a)	108,145	381,752
Sypris Solutions, Inc. (a)(b)	61,414	93,349
The Goodyear Tire & Rubber Co. (a)	1,602,635	19,728,437
Visteon Corp. (a)	157,670	17,559,708
Worksport Ltd. (a)(b)	64,742	38,806
XPEL, Inc. (a)	120,895	4,594,010
		362,016,949
Automobiles - 0.3%
AYRO, Inc. (a)(b)	23,117	25,891
Canoo, Inc. (a)(b)	278,017	625,538
ECD Automotive Design, Inc. (a)	46,373	52,401
Envirotech Vehicles, Inc. (a)(b)	62,816	101,134
Faraday Future Intelligent Electric, Inc. (a)(b)	233,105	135,993
Harley-Davidson, Inc.	718,956	25,796,141
Lucid Group, Inc. Class A (a)(b)	5,052,164	14,348,146
Mullen Automotive, Inc. (a)(b)	28,232	127,891
Phoenix Motor, Inc. (a)(b)	97,849	78,827
Rivian Automotive, Inc. (a)(b)	3,823,569	41,753,373
Thor Industries, Inc.	302,493	30,019,405
Volcon, Inc. (a)	562	99
Winnebago Industries, Inc.	165,950	10,297,198
Workhorse Group, Inc. (a)(b)	1,561,127	304,264
		123,666,301
Broadline Retail - 0.3%
1stDibs.com, Inc. (a)	134,720	726,141
Big Lots, Inc. (a)	150,964	525,355
ContextLogic, Inc. (a)(b)	118,889	649,134
Dillard's, Inc. Class A (b)	19,486	8,717,062
Groupon, Inc. (a)(b)	139,243	2,204,217
Kohl's Corp. (b)	628,904	14,081,161
Macy's, Inc.	1,553,600	30,264,128
Nordstrom, Inc. (b)	553,699	12,236,748
Ollie's Bargain Outlet Holdings, Inc. (a)	349,303	28,793,046
Qurate Retail, Inc.:
Class B (a)	8,267	32,489
Series A (a)	1,925,607	1,370,262
Savers Value Village, Inc. (b)	127,682	1,731,368
		101,331,111
Distributors - 0.0%
Amcon Distributing Co.	855	119,700
Cheetah Net Supply Chain Service, Inc. (b)	18,357	14,194
Educational Development Corp. (a)(b)	32,172	60,162
Kaival Brands Innovations Group, Inc. (a)(b)	3,742	4,603
Weyco Group, Inc.	38,324	1,171,565
		1,370,224
Diversified Consumer Services - 0.9%
2U, Inc. (a)	390,239	108,682
ADT, Inc.	1,528,681	10,868,922
Adtalem Global Education, Inc. (a)	222,142	14,303,723
Allurion Technologies, Inc. (b)	202,591	305,912
American Public Education, Inc. (a)	101,657	1,768,832
Amesite, Inc. (a)(b)	7,548	27,852
Bright Horizons Family Solutions, Inc. (a)	327,722	34,450,137
Carriage Services, Inc.	76,773	2,064,426
Chegg, Inc. (a)	583,868	2,236,214
Coursera, Inc. (a)	598,975	4,552,210
Duolingo, Inc. (a)	202,877	38,830,658
European Wax Center, Inc. (a)(b)	200,191	2,266,162
Frontdoor, Inc. (a)	449,660	15,904,474
Graham Holdings Co.	20,292	15,268,310
Grand Canyon Education, Inc. (a)	166,994	23,789,965
H&R Block, Inc.	791,987	39,314,235
Laureate Education, Inc.	768,800	12,039,408
Lincoln Educational Services Corp. (a)	162,535	1,904,910
Mister Car Wash, Inc. (a)(b)	516,780	3,632,963
Nerdy, Inc. Class A (a)	391,346	669,202
OneSpaWorld Holdings Ltd. (a)	500,151	7,777,348
Perdoceo Education Corp.	372,593	8,383,343
Regis Corp. (a)(b)	9,364	40,078
Service Corp. International	837,417	60,009,302
Strategic Education, Inc.	123,403	13,996,368
Stride, Inc. (a)	225,882	15,509,058
The Beachbody Co., Inc. (a)(b)	15,979	139,816
Udemy, Inc. (a)	499,199	4,412,919
Universal Technical Institute, Inc. (a)	211,621	3,345,728
Wag! Group Co. (a)	41,691	65,455
WW International, Inc. (a)(b)	451,263	749,097
Xwell, Inc. (a)(b)	25,624	39,973
		338,775,682
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	319,530	3,166,542
Allied Esports Entertainment, Inc. (a)	62,704	42,952
Aramark	1,487,998	47,839,136
Ark Restaurants Corp.	8,909	131,319
Bally's Corp. (a)(b)	166,471	2,022,623
Biglari Holdings, Inc.:
Class A (a)	419	406,430
Class B (a)	3,768	749,794
BJ's Restaurants, Inc. (a)	131,802	4,618,342
Bloomin' Brands, Inc.	491,852	10,722,374
Bowlero Corp. Class A (b)	212,055	2,640,085
Boyd Gaming Corp.	395,164	21,070,144
Brinker International, Inc. (a)	250,529	17,694,863
BT Brands, Inc. (a)(b)	19,795	26,129
BurgerFi International, Inc. (a)(b)	69,595	23,850
Canterbury Park Holding Co.	13,028	291,306
Cava Group, Inc.	83,768	7,752,728
Century Casinos, Inc. (a)	149,391	398,874
Choice Hotels International, Inc. (b)	139,189	15,754,803
Churchill Downs, Inc.	384,129	49,744,706
Chuy's Holdings, Inc. (a)	98,803	2,639,028
Cracker Barrel Old Country Store, Inc. (b)	126,335	6,162,621
Dave & Buster's Entertainment, Inc. (a)	182,433	9,320,502
Denny's Corp. (a)	298,067	2,175,889
Dine Brands Global, Inc.	87,936	3,469,075
Doordash, Inc. (a)	1,723,507	189,775,356
Draftkings Holdings, Inc. (a)	2,644,824	92,912,667
Dutch Bros, Inc. (a)	394,809	13,972,291
El Pollo Loco Holdings, Inc. (a)	146,831	1,568,155
Empire Resorts, Inc. (c)	10,999	0
Everi Holdings, Inc. (a)	487,385	3,523,794
FAT Brands, Inc.:
Class A	11,448	67,429
Class B	19,296	103,620
First Watch Restaurant Group, Inc. (a)	136,868	2,693,562
Flanigans Enterprises, Inc.	2,720	74,882
Full House Resorts, Inc. (a)	189,111	939,882
GAN Ltd. (a)	230,526	311,210
GEN Restaurant Group, Inc.	23,238	258,639
Global Business Travel Group, Inc. (a)	269,146	1,633,716
Golden Entertainment, Inc.	121,911	3,690,246
Good Times Restaurants, Inc. (a)	47,578	117,518
Hall of Fame Resort & Entertainment Co. (a)(b)	15,963	40,706
Hilton Grand Vacations, Inc. (a)	404,089	16,700,998
Hyatt Hotels Corp. Class A	251,070	37,025,293
Inspirato, Inc. (a)(b)	7,027	28,459
Inspired Entertainment, Inc. (a)	141,076	1,285,202
Jack in the Box, Inc.	111,128	6,152,046
Krispy Kreme, Inc. (b)	478,750	5,007,725
Kura Sushi U.S.A., Inc. Class A (a)	31,783	3,175,440
Life Time Group Holdings, Inc. (a)(b)	333,725	5,599,906
Light & Wonder, Inc. Class A (a)	509,879	48,683,247
Lindblad Expeditions Holdings (a)	211,051	1,633,535
Lottery.Com, Inc. (a)	11,011	19,930
Marriott Vacations Worldwide Corp.	186,822	16,864,422
Monarch Casino & Resort, Inc.	77,075	5,161,713
Mondee Holdings, Inc. Class A (a)(b)	204,209	441,091
Nathan's Famous, Inc.	15,521	1,100,284
Noodles & Co. Class A (a)	196,927	370,223
Papa John's International, Inc.	185,208	8,604,764
Penn Entertainment, Inc. (a)	840,291	14,705,093
Pinstripes Holdings, Inc. (b)	118,358	327,852
Planet Fitness, Inc. (a)	483,588	30,775,540
Playa Hotels & Resorts NV (a)	612,653	5,219,804
PlayAGS, Inc. (a)	220,698	2,549,062
Portillo's, Inc. Class A (a)(b)	273,997	2,745,450
Potbelly Corp. (a)	135,849	1,215,849
Rave Restaurant Group, Inc. (a)	43,516	81,810
RCI Hospitality Holdings, Inc.	49,373	2,208,948
Red Robin Gourmet Burgers, Inc. (a)(b)	83,260	674,406
Red Rock Resorts, Inc.	275,188	14,103,385
Rush Street Interactive, Inc. (a)	371,955	3,328,997
Sabre Corp. (a)	2,138,832	6,694,544
Shake Shack, Inc. Class A (a)	212,695	20,182,629
Six Flags Entertainment Corp. (a)	408,051	10,384,898
Soho House & Co., Inc. Class A (a)(b)	209,332	1,071,780
Sonder Holdings, Inc. (a)(b)	52,348	183,741
Sweetgreen, Inc. Class A (a)	517,663	15,918,137
Target Hospitality Corp. (a)	156,598	1,778,953
Texas Roadhouse, Inc. Class A	378,383	65,335,393
The Cheesecake Factory, Inc.	264,915	10,193,929
The ONE Group Hospitality, Inc. (a)	135,871	706,529
Travel+Leisure Co.	410,610	18,042,203
United Parks & Resorts, Inc. (a)(b)	203,058	10,617,903
Vacasa, Inc. Class A (a)(b)	26,490	121,854
Vail Resorts, Inc. (b)	214,962	40,567,629
Wendy's Co.	943,314	16,460,829
Wingstop, Inc.	166,802	61,491,557
Wyndham Hotels & Resorts, Inc.	470,824	33,315,506
Xponential Fitness, Inc. (a)	135,091	1,223,924
Yoshiharu Global Co. (a)(b)	2,490	9,661
		1,070,639,861
Household Durables - 1.5%
Aterian, Inc. (a)(b)	31,003	81,538
Bassett Furniture Industries, Inc.	44,503	667,990
Beazer Homes U.S.A., Inc. (a)	162,043	4,653,875
Cavco Industries, Inc. (a)	44,073	15,742,876
Century Communities, Inc.	160,346	13,534,806
Cricut, Inc.	277,647	1,729,741
Dixie Group, Inc. (a)	60,637	58,163
Dream Finders Homes, Inc. (a)(b)	129,004	3,665,004
Emerson Radio Corp. (a)	23,300	12,768
Ethan Allen Interiors, Inc.	130,514	3,799,263
Flexsteel Industries, Inc.	21,843	781,979
GoPro, Inc. Class A (a)	708,205	1,076,472
Green Brick Partners, Inc. (a)	143,360	7,827,456
Hamilton Beach Brands Holding Co. Class A	43,455	832,163
Helen of Troy Ltd. (a)	134,428	14,367,665
Hooker Furnishings Corp.	61,685	1,072,085
Hovnanian Enterprises, Inc. Class A (a)	27,339	3,930,801
Installed Building Products, Inc.	132,940	28,162,010
iRobot Corp. (a)(b)	158,233	1,520,619
KB Home	415,695	29,348,067
Koss Corp. (a)(b)	30,609	143,862
La-Z-Boy, Inc.	242,731	9,107,267
Landsea Homes Corp. Class A (a)	61,020	605,318
Legacy Housing Corp. (a)	38,993	905,807
Leggett & Platt, Inc.	755,234	8,760,714
LGI Homes, Inc. (a)	116,124	11,147,904
Lifetime Brands, Inc.	65,860	709,312
Live Ventures, Inc. (a)	6,614	165,747
Lovesac (a)	83,527	2,347,944
M/I Homes, Inc. (a)	157,858	19,719,621
Meritage Homes Corp.	206,402	36,398,993
Nephros, Inc. (a)	48,247	105,178
Newell Brands, Inc.	2,160,560	16,679,523
Nova LifeStyle, Inc. (a)(b)	3,714	6,425
Purple Innovation, Inc. Class A	301,226	376,533
Singing Machine Co., Inc. (a)(b)	10,250	14,145
Skyline Champion Corp. (a)	304,487	21,195,340
Smith Douglas Homes Corp.	49,950	1,288,211
Snap One Holdings Corp. (a)	97,869	1,049,156
Sonos, Inc. (a)	700,035	11,060,553
Taylor Morrison Home Corp. (a)	612,023	35,393,290
Tempur Sealy International, Inc.	973,794	50,014,060
Toll Brothers, Inc.	592,298	72,047,129
TopBuild Corp. (a)	179,417	74,987,335
Traeger, Inc. (a)	398,022	1,030,877
TRI Pointe Homes, Inc. (a)	548,977	21,261,879
Tupperware Brands Corp. (a)(b)	229,349	399,067
United Homes Group, Inc. (a)(b)	30,635	170,024
Universal Electronics, Inc. (a)	66,762	762,422
Vizio Holding Corp. (a)(b)	563,080	6,047,479
VOXX International Corp. (a)(b)	66,491	245,352
Whirlpool Corp.	311,210	28,951,866
Worthington Enterprises, Inc.	173,382	9,887,975
Yunhong CTI Ltd. (a)	36,764	43,749
ZAGG, Inc. rights (a)(c)	138,785	1
		575,895,399
Leisure Products - 0.5%
Acushnet Holdings Corp.	170,878	11,260,860
American Outdoor Brands, Inc. (a)	71,185	580,870
AMMO, Inc. (a)(b)	513,975	1,387,733
Brunswick Corp.	390,153	32,199,327
Clarus Corp.	168,922	1,182,454
Connexa Sports Technologies, Inc. (a)(b)	3,096	2,459
Escalade, Inc.	50,531	696,317
Forza X1, Inc. (a)(b)	37,878	14,394
Funko, Inc. (a)(b)	209,271	1,891,810
Interactive Strength, Inc. (a)(b)	8,129	1,222
JAKKS Pacific, Inc. (a)	42,709	793,106
Johnson Outdoors, Inc. Class A (b)	38,393	1,397,121
Latham Group, Inc. (a)	209,108	807,157
Malibu Boats, Inc. Class A (a)	116,691	4,487,936
Marine Products Corp.	68,679	703,273
MasterCraft Boat Holdings, Inc. (a)(b)	82,426	1,739,189
Mattel, Inc. (a)	2,000,150	35,582,669
Peloton Interactive, Inc. Class A (a)(b)	1,976,631	7,194,937
Polaris, Inc.	300,464	25,118,790
Smith & Wesson Brands, Inc.	259,075	4,344,688
Solo Brands, Inc. Class A (a)(b)	152,392	297,164
SRM Entertainment, Inc. (b)	2,673	3,421
Sturm, Ruger & Co., Inc.	101,095	4,492,662
Topgolf Callaway Brands Corp. (a)	806,097	12,615,418
Twin Vee PowerCats Co. (a)(b)	34,831	20,902
Vista Outdoor, Inc. (a)	328,901	11,472,067
YETI Holdings, Inc. (a)	490,994	20,003,096
		180,291,042
Specialty Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	162,337	1,571,422
a.k.a. Brands Holding Corp. (a)(b)	6,275	106,361
Abercrombie & Fitch Co. Class A (a)	285,919	49,426,818
Academy Sports & Outdoors, Inc.	420,363	24,250,741
Advance Auto Parts, Inc.	334,911	23,658,113
America's Car Mart, Inc. (a)	33,251	2,004,038
American Eagle Outfitters, Inc.	1,053,886	23,153,875
Arhaus, Inc. Class A,	233,442	4,391,044
Arko Corp.	404,777	2,428,662
Asbury Automotive Group, Inc. (a)	114,779	26,981,100
AutoNation, Inc. (a)	146,862	25,003,256
BARK, Inc. (a)(b)	597,879	777,243
Barnes & Noble Education, Inc. (a)(b)	726,677	327,005
Barnes & Noble Education, Inc. rights (a)	206,047	1,401,120
Beyond, Inc. (a)	256,449	3,880,073
Big 5 Sporting Goods Corp. (b)	128,865	447,162
Boot Barn Holdings, Inc. (a)	172,112	20,469,280
Brilliant Earth Group, Inc. Class A (a)	68,541	165,184
Build-A-Bear Workshop, Inc.	71,920	1,946,874
Burlington Stores, Inc. (a)	362,010	86,900,501
Caleres, Inc.	190,836	6,618,192
Camping World Holdings, Inc.	238,737	4,798,614
CarParts.com, Inc. (a)	293,076	345,830
Carvana Co. Class A (a)	581,133	58,101,677
Chewy, Inc. (a)(b)	678,136	14,383,265
Citi Trends, Inc. (a)(b)	46,860	1,144,790
Conn's, Inc. (a)	73,986	264,870
Designer Brands, Inc. Class A	244,724	2,459,476
Destination XL Group, Inc. (a)(b)	313,701	1,113,639
Dick's Sporting Goods, Inc.	329,652	75,041,981
Digital Brands Group, Inc. (a)(b)	1,790	3,347
Duluth Holdings, Inc. (a)	118,743	469,035
Envela Corp. (a)	39,381	185,878
EVgo, Inc. Class A (a)(b)	552,594	1,121,766
Five Below, Inc. (a)	312,646	43,185,792
Floor & Decor Holdings, Inc. Class A (a)(b)	603,733	70,552,238
Foot Locker, Inc.	464,691	12,885,881
GameStop Corp. Class A (a)(b)	1,521,084	35,197,884
Gap, Inc.	1,219,582	35,319,095
Genesco, Inc. (a)	61,237	1,745,255
Group 1 Automotive, Inc.	75,256	23,403,111
Grove Collaborative Holdings, Inc. Class A (a)(b)	77,945	125,491
GrowGeneration Corp. (a)(b)	343,610	869,333
Guess?, Inc. (b)	156,913	3,651,366
Haverty Furniture Companies, Inc.	78,177	2,221,009
Haverty Furniture Companies, Inc. Class A	1,846	51,780
Hibbett, Inc.	66,412	5,749,951
J. Jill, Inc.	27,760	935,512
Kidpik Corp. (a)(b)	3,385	14,149
Kirkland's, Inc. (a)(b)	65,887	162,741
Lands' End, Inc. (a)	64,678	924,249
Lazydays Holdings, Inc. (a)(b)	69,677	248,050
Leslie's, Inc. (a)(b)	1,046,237	5,984,476
Lithia Motors, Inc. Class A (sub. vtg.)	155,967	39,481,486
LL Flooring Holdings, Inc. (a)	147,529	250,799
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	87,078	154,999
MarineMax, Inc. (a)	115,885	3,300,405
Monro, Inc.	170,771	4,038,734
Murphy U.S.A., Inc.	107,538	47,182,298
National Vision Holdings, Inc. (a)	441,553	6,663,035
OneWater Marine, Inc. Class A (a)(b)	60,538	1,564,302
Penske Automotive Group, Inc.	108,036	16,432,276
Petco Health & Wellness Co., Inc. Class A (a)(b)	480,200	1,853,572
PetMed Express, Inc. (b)	127,957	545,097
Rent the Runway, Inc. Class A (a)(b)	14,868	356,832
Revolve Group, Inc. (a)(b)	224,771	4,288,631
RH (a)	86,483	23,517,322
RumbleON, Inc. Class B (a)(b)	101,178	578,738
Sally Beauty Holdings, Inc. (a)	596,017	7,259,487
Shoe Carnival, Inc.	102,819	3,881,417
Signet Jewelers Ltd.	251,313	27,516,260
Sleep Number Corp. (a)	119,932	1,813,372
Sonic Automotive, Inc. Class A (sub. vtg.)	84,646	4,796,889
Sportsman's Warehouse Holdings, Inc. (a)	204,614	779,579
Stitch Fix, Inc. (a)	529,816	1,308,646
Tandy Leather Factory, Inc. (a)	27,621	130,924
The Aaron's Co., Inc.	176,771	1,499,018
The Buckle, Inc.	166,490	6,416,525
The Cato Corp. Class A (sub. vtg.)	92,783	556,698
The Children's Place, Inc. (a)(b)	71,154	871,637
The Container Store Group, Inc. (a)	178,300	119,497
The ODP Corp. (a)	187,708	7,350,645
The RealReal, Inc. (a)(b)	505,486	2,178,645
thredUP, Inc. (a)(b)	420,928	846,065
Tile Shop Holdings, Inc. (a)	128,126	845,632
Tilly's, Inc. (a)	123,048	709,987
Torrid Holdings, Inc. (a)(b)	52,199	350,255
Upbound Group, Inc.	252,926	8,301,031
Urban Outfitters, Inc. (a)	321,782	13,421,527
Valvoline, Inc. (a)(b)	733,597	29,784,038
Victoria's Secret & Co. (a)	436,864	9,956,131
Vroom, Inc. (a)(b)	8,857	93,530
Warby Parker, Inc. (a)	429,036	7,598,228
Wayfair LLC Class A (a)(b)	522,524	31,084,953
Williams-Sonoma, Inc.	363,521	106,591,628
Winmark Corp.	16,150	5,747,785
Xcel Brands, Inc. (a)(b)	44,072	31,644
Zumiez, Inc. (a)	92,573	1,738,521
		1,142,358,315
Textiles, Apparel & Luxury Goods - 0.9%
Allbirds, Inc. Class A (a)(b)	549,983	324,215
Capri Holdings Ltd. (a)	658,540	22,752,557
Carter's, Inc.	208,595	14,267,898
Charles & Colvard Ltd. (a)(b)	12,373	26,602
Columbia Sportswear Co.	194,870	16,684,769
Crocs, Inc. (a)	343,077	53,396,504
Crown Crafts, Inc.	59,869	312,516
Culp, Inc. (a)	49,015	217,627
Delta Apparel, Inc. (a)(b)	30,308	35,763
Figs, Inc. Class A (a)	696,637	3,692,176
Forward Industries, Inc. (NY Shares) (a)(b)	23,069	11,327
Fossil Group, Inc. (a)	258,608	310,330
G-III Apparel Group Ltd. (a)	230,713	6,935,233
Hanesbrands, Inc. (a)(b)	1,982,920	10,152,550
Jerash Holdings U.S., Inc.	24,088	72,987
Kontoor Brands, Inc.	283,397	20,784,336
Lakeland Industries, Inc.	37,846	697,502
Levi Strauss & Co. Class A	579,382	13,910,962
MGO Global, Inc. (a)	34,595	20,584
Movado Group, Inc.	89,862	2,381,343
Oxford Industries, Inc. (b)	83,773	9,272,833
PLBY Group, Inc. (a)(b)	297,590	272,592
PVH Corp.	337,630	40,518,976
Rocky Brands, Inc.	39,545	1,541,860
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	756,231	54,010,018
Steven Madden Ltd.	397,270	17,658,652
Superior Group of Companies, Inc.	58,324	1,195,059
Toughbuilt Industries, Inc. (a)(b)	1,564	4,770
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,121,997	8,067,158
Class C (non-vtg.) (a)	1,025,809	7,139,631
Unifi, Inc. (a)(b)	87,103	570,525
Vera Bradley, Inc. (a)	130,147	1,062,000
VF Corp.	1,872,030	24,860,558
Vince Holding Corp. (a)	15,175	30,350
Wolverine World Wide, Inc.	452,621	6,164,698
		339,357,461
TOTAL CONSUMER DISCRETIONARY		4,235,702,345
CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	53,174	16,679,089
Celsius Holdings, Inc. (a)	840,118	67,192,638
Coca-Cola Consolidated, Inc.	26,597	26,092,721
Duckhorn Portfolio, Inc. (a)	245,385	1,980,257
Eastside Distilling, Inc. (a)(b)	3,186	3,250
Fresh Vine Wine, Inc. (a)	33,431	16,381
MGP Ingredients, Inc.	88,999	6,908,102
National Beverage Corp. (a)	131,482	6,074,468
Splash Beverage Group, Inc. (a)(b)	140,316	34,377
The Vita Coco Co., Inc. (a)	174,492	5,079,462
Vintage Wine Estates, Inc. (a)	83,983	29,982
Willamette Valley Vineyards, Inc. (a)	14,208	56,832
Zevia PBC (a)(b)	282,119	240,281
		130,387,840
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	2,280,498	47,069,479
Andersons, Inc.	178,295	9,331,960
BJ's Wholesale Club Holdings, Inc. (a)	755,451	66,532,570
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
Casey's General Stores, Inc.	210,182	69,734,184
Chefs' Warehouse Holdings (a)	200,733	7,912,895
Grocery Outlet Holding Corp. (a)	564,164	12,405,966
HF Foods Group, Inc. (a)	218,442	771,100
Ingles Markets, Inc. Class A	82,385	6,025,639
Maison Solutions, Inc. (b)	13,342	14,810
Natural Grocers by Vitamin Cottage, Inc.	46,037	993,478
Performance Food Group Co. (a)	882,132	61,396,387
PriceSmart, Inc.	141,657	11,920,437
Reborn Coffee, Inc. (a)(b)	2,665	10,127
SpartanNash Co.	198,744	3,905,320
Sprouts Farmers Market LLC (a)	575,358	45,441,775
U.S. Foods Holding Corp. (a)	1,280,588	67,653,464
United Natural Foods, Inc. (a)	336,595	4,042,506
Village Super Market, Inc. Class A	35,606	1,082,422
Weis Markets, Inc.	93,520	6,130,236
		422,374,758
Food Products - 0.9%
African Agriculture Holdings, Inc. Class A, (a)(b)	130,198	49,840
Alico, Inc.	28,642	766,746
Arcadia Biosciences, Inc. (a)(b)	5,929	18,143
B&G Foods, Inc. Class A (b)	448,337	4,277,135
Barfresh Food Group, Inc. (a)(b)	24,534	41,462
Benson Hill, Inc. (a)	577,794	107,759
Better Choice Co., Inc. (a)(b)	3,090	12,453
Beyond Meat, Inc. (a)(b)	366,025	2,778,130
Blue Star Foods Corp. (a)	51	128
BranchOut Food, Inc. (b)	6,925	10,180
BRC, Inc. Class A (a)(b)	235,463	1,365,685
Bridgford Foods Corp. (a)	8,367	84,507
Cal-Maine Foods, Inc.	231,340	14,266,738
Calavo Growers, Inc.	101,764	2,744,575
Coffee Holding Co., Inc. (a)(b)	24,882	33,342
Darling Ingredients, Inc. (a)	904,076	36,524,670
Edible Garden AG, Inc. (a)(b)	653	1,084
Farmer Brothers Co. (a)	109,404	315,084
Flowers Foods, Inc.	1,088,867	25,283,492
Fresh Del Monte Produce, Inc.	192,200	4,489,792
Freshpet, Inc. (a)	273,368	35,857,681
Ingredion, Inc.	370,017	43,506,599
J&J Snack Foods Corp.	88,183	14,348,256
John B. Sanfilippo & Son, Inc.	51,133	5,155,740
Laird Superfood, Inc. (a)(b)	37,400	101,728
Lancaster Colony Corp.	115,086	21,348,453
Lifeway Foods, Inc. (a)	27,085	416,026
Limoneira Co.	96,359	1,929,107
Local Bounti Corp. (a)(b)	21,844	63,566
Mama's Creations, Inc. (a)	157,399	1,079,757
Mission Produce, Inc. (a)	238,944	2,831,486
Nuzee, Inc. (a)	3,182	5,187
Pilgrim's Pride Corp. (a)	227,065	8,158,445
Post Holdings, Inc. (a)	285,108	30,383,960
Rocky Mountain Chocolate Factory, Inc. (a)	24,840	69,552
S&W Seed Co. (a)	121,248	38,193
Sadot Group, Inc. (a)	197,324	57,619
Seaboard Corp.	1,364	4,557,301
Seneca Foods Corp.:
Class A (a)	29,625	1,751,430
Class B (a)	2,275	133,088
Stryve Foods, Inc. (a)(b)	6,604	11,755
The Hain Celestial Group, Inc. (a)	510,013	3,906,700
The Real Good Food Co., Inc. Class A (a)	108,104	56,322
The Simply Good Foods Co. (a)	515,710	19,849,678
Tootsie Roll Industries, Inc.	101,733	2,976,708
TreeHouse Foods, Inc. (a)	284,056	10,314,073
Utz Brands, Inc. Class A	388,155	7,196,394
Vital Farms, Inc. (a)	156,573	6,478,991
Westrock Coffee Holdings (a)(b)	165,175	1,714,517
Whole Earth Brands, Inc. Class A (a)(b)	171,553	825,170
WK Kellogg Co.	373,997	7,102,203
		325,396,630
Household Products - 0.2%
Central Garden & Pet Co. (a)	43,250	1,879,213
Central Garden & Pet Co. Class A (non-vtg.) (b)	319,214	11,922,643
Energizer Holdings, Inc.	378,403	10,829,894
Oil-Dri Corp. of America	29,465	2,462,095
Reynolds Consumer Products, Inc.	309,826	8,811,451
Spectrum Brands Holdings, Inc.	171,223	15,365,552
WD-40 Co.	75,972	17,070,149
		68,340,997
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	740,505	43,075,176
Coty, Inc. Class A (a)	2,124,938	22,014,358
Edgewell Personal Care Co.	282,430	10,896,149
elf Beauty, Inc. (a)	314,526	58,788,055
FitLife Brands, Inc. (a)	9,642	295,913
Flora Growth Corp. (a)(b)	31,642	36,388
Guardion Health Sciences, Inc. (a)(b)	8,264	79,334
Herbalife Ltd. (a)	560,517	5,773,325
Inter Parfums, Inc.	100,959	12,092,869
LifeVantage Corp.	67,256	511,818
Mannatech, Inc.	5,354	40,744
MediFast, Inc. (b)	61,411	1,580,719
Natural Alternatives International, Inc. (a)	24,258	156,464
Natural Health Trends Corp.	47,202	326,166
Nature's Sunshine Products, Inc. (a)	72,642	1,112,875
Nu Skin Enterprises, Inc. Class A	281,700	3,760,695
Olaplex Holdings, Inc. (a)	633,359	1,127,379
Safety Shot, Inc. (a)(b)	183,288	223,611
The Beauty Health Co. Class A, (a)	462,749	1,022,675
The Honest Co., Inc. (a)	374,424	1,007,201
United-Guardian, Inc.	15,818	147,424
Upexi, Inc. (a)(b)	57,812	32,115
USANA Health Sciences, Inc. (a)	64,356	3,063,346
Veru, Inc. (a)(b)	708,433	715,517
		167,880,316
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	5,197	4,577
Hempacco Co., Inc. (a)(b)	6,088	5,723
Turning Point Brands, Inc.	101,348	3,325,228
Universal Corp.	141,620	6,792,095
Vector Group Ltd.	729,358	8,001,057
		18,128,680
TOTAL CONSUMER STAPLES		1,132,509,221
ENERGY - 4.9%
Energy Equipment & Services - 1.3%
Archrock, Inc.	779,176	15,770,522
Atlas Energy Solutions, Inc. (b)	302,561	7,328,027
Bristow Group, Inc. (a)	135,455	4,864,189
Cactus, Inc.	370,328	19,016,343
Championx Corp.	1,081,860	35,290,273
Core Laboratories, Inc.	230,503	4,319,626
Dawson Geophysical Co. (b)	69,663	129,573
Diamond Offshore Drilling, Inc. (a)	579,739	8,800,438
DMC Global, Inc. (a)	112,990	1,467,740
Dril-Quip, Inc. (a)	196,242	3,795,320
Drilling Tools International Corp. (a)(b)	22,967	142,166
Energy Services of America Corp.	48,300	326,508
ENGlobal Corp. (a)(b)	20,325	32,520
Enservco Corp. (a)(b)	97,138	28,860
Expro Group Holdings NV (a)	490,784	10,772,709
Forum Energy Technologies, Inc. (a)	66,993	1,221,952
Geospace Technologies Corp. (a)	70,581	695,929
Gulf Island Fabrication, Inc. (a)	71,078	480,487
Helix Energy Solutions Group, Inc. (a)	802,408	9,235,716
Helmerich & Payne, Inc.	560,235	21,322,544
Independence Contract Drilling, Inc. (a)(b)	64,061	92,888
KLX Energy Services Holdings, Inc. (a)(b)	73,447	375,314
Kodiak Gas Services, Inc.	127,608	3,515,600
Liberty Energy, Inc. Class A	859,860	21,229,943
Mammoth Energy Services, Inc. (a)	123,750	459,113
MIND Technology, Inc. (a)	4,602	19,973
Nabors Industries Ltd. (a)(b)	50,419	3,769,324
Natural Gas Services Group, Inc. (a)	53,785	1,170,362
NCS Multistage Holdings, Inc. (a)	3,638	64,575
Newpark Resources, Inc. (a)	416,307	3,530,283
Nine Energy Service, Inc. (a)(b)	93,052	157,258
Noble Corp. PLC	630,194	29,278,813
NOV, Inc.	2,230,500	41,978,010
Oceaneering International, Inc. (a)	570,576	13,511,240
Oil States International, Inc. (a)	365,912	1,635,627
Patterson-UTI Energy, Inc.	1,819,642	20,052,455
Profire Energy, Inc. (a)	202,158	311,323
ProFrac Holding Corp. Class A (a)(b)	115,676	1,112,803
ProPetro Holding Corp. (a)	480,423	4,602,452
Ranger Energy Services, Inc. Class A	78,395	827,067
RPC, Inc.	489,485	3,343,183
SEACOR Marine Holdings, Inc. (a)	141,636	1,863,930
Select Water Solutions, Inc. Class A	461,210	5,041,025
Smart Sand, Inc. (a)	168,455	379,024
Solaris Oilfield Infrastructure, Inc. Class A	171,824	1,573,908
Superior Drilling Products, Inc. (a)	58,016	78,902
TechnipFMC PLC	2,467,270	64,617,801
TETRA Technologies, Inc. (a)	667,226	2,475,408
Tidewater, Inc. (a)	275,662	28,484,154
Transocean Ltd. (United States) (a)(b)	4,027,607	24,971,163
U.S. Silica Holdings, Inc. (a)	438,025	6,785,007
Valaris Ltd. (a)	354,883	27,467,944
Weatherford International PLC (a)	409,335	49,259,374
		509,076,688
Oil, Gas & Consumable Fuels - 3.6%
Adams Resources & Energy, Inc.	14,942	395,365
Aemetis, Inc. (a)(b)	193,230	666,644
American Resources Corp. (a)(b)	292,124	335,943
Amplify Energy Corp. (a)	208,240	1,311,912
Antero Midstream GP LP	1,929,827	28,271,966
Antero Resources Corp. (a)	1,600,208	57,015,411
Barnwell Industries, Inc.	27,407	77,014
Battalion Oil Corp. (a)(b)	20,262	118,127
Berry Corp.	395,902	2,759,437
California Resources Corp.	365,786	17,319,967
Camber Energy, Inc. (a)(b)	543,812	90,599
Centrus Energy Corp. Class A (a)	73,733	3,659,369
Cheniere Energy, Inc.	1,348,468	212,774,766
Chesapeake Energy Corp.	629,220	57,214,975
Chord Energy Corp.	349,897	64,874,403
Civitas Resources, Inc.	526,278	38,713,010
Clean Energy Fuels Corp. (a)(b)	1,010,450	3,162,709
Clean Energy Technologies, Inc. (a)	64,793	87,471
CNX Resources Corp. (a)(b)	858,216	22,571,081
Comstock Mining, Inc. (a)(b)	575,821	143,955
Comstock Resources, Inc.	525,309	6,151,368
CONSOL Energy, Inc.	151,335	15,688,899
Crescent Energy, Inc. Class A	470,368	5,926,637
CVR Energy, Inc.	167,663	4,671,091
Delek U.S. Holdings, Inc.	336,346	8,563,369
Dorian LPG Ltd.	192,702	9,752,648
DT Midstream, Inc.	549,234	36,842,617
Empire Petroleum Corp. (a)(b)	116,222	841,447
Epsilon Energy Ltd.	127,325	683,735
Equitrans Midstream Corp.	2,452,731	35,024,999
Evolution Petroleum Corp.	173,617	998,298
Excelerate Energy, Inc.	102,406	1,823,851
EzFill Holdings, Inc. (a)(b)	8,785	21,435
FutureFuel Corp.	159,183	681,303
Gevo, Inc. (a)(b)	1,088,413	744,148
Granite Ridge Resources, Inc.	146,739	961,140
Green Plains, Inc. (a)	364,259	6,254,327
Gulfport Energy Corp. (a)	54,720	8,854,243
Hallador Energy Co. (a)	136,101	1,220,826
HF Sinclair Corp.	883,792	48,811,832
HighPeak Energy, Inc. (b)	103,652	1,635,629
Houston American Energy Corp. (a)(b)	49,225	65,469
International Seaways, Inc.	213,641	13,762,753
Kinetik Holdings, Inc.	200,103	8,202,222
Kosmos Energy Ltd. (a)	2,601,045	15,866,375
Lightbridge Corp. (a)	68,847	185,887
Magnolia Oil & Gas Corp. Class A (b)	1,049,291	27,229,101
Matador Resources Co.	627,730	39,829,469
Mexco Energy Corp. (b)	5,385	62,628
Murphy Oil Corp.	822,096	35,177,488
NACCO Industries, Inc. Class A	24,461	814,062
New Fortress Energy, Inc. Class A (b)	372,333	9,438,642
Nextdecade Corp. (a)(b)	451,302	3,231,322
Northern Oil & Gas, Inc.	518,169	21,208,657
OPAL Fuels, Inc. Class A (a)(b)	107,501	519,230
Overseas Shipholding Group, Inc. Class A	305,256	2,579,413
Ovintiv, Inc.	1,432,136	73,998,467
Par Pacific Holdings, Inc. (a)	316,183	8,581,207
PBF Energy, Inc. Class A	616,537	28,564,159
Peabody Energy Corp.	622,135	15,416,505
Pedevco Corp. (a)(b)	128,917	123,760
Permian Resource Corp. Class A	2,909,388	47,684,869
Phx Minerals, Inc. Class A	154,803	503,110
PrimeEnergy Corp. (a)	3,232	368,448
Range Resources Corp.	1,366,449	50,435,633
Rex American Resources Corp. (a)	87,052	4,351,729
Riley Exploration Permian, Inc.	23,450	684,740
Ring Energy, Inc. (a)(b)	244,460	437,583
SandRidge Energy, Inc.	178,766	2,495,573
SilverBow Resources, Inc. (a)	87,091	3,413,967
Sitio Royalties Corp.	468,536	10,977,798
SM Energy Co.	655,855	33,074,768
Southwestern Energy Co. (a)	6,234,857	46,948,473
Stabilis Solutions, Inc. (a)	20,939	83,128
Talos Energy, Inc. (a)	765,234	9,190,460
Tellurian, Inc. (a)(b)	3,967,105	2,039,489
Texas Pacific Land Corp.	105,572	64,853,935
U.S. Energy Corp.	30,824	34,215
Uranium Energy Corp. (a)(b)	2,231,664	15,934,081
VAALCO Energy, Inc.	604,290	3,855,370
Verde Clean Fuels, Inc. (a)(b)	13,814	65,617
Vertex Energy, Inc. (a)(b)	478,269	540,444
Viper Energy, Inc.	494,664	19,024,777
Vital Energy, Inc. (a)(b)	140,732	6,874,758
Vitesse Energy, Inc.	129,630	3,308,158
Vivakor, Inc. (a)(b)	117,598	182,277
W&T Offshore, Inc. (b)	550,123	1,226,774
World Kinect Corp.	340,271	8,962,738
		1,350,127,694
TOTAL ENERGY		1,859,204,382
FINANCIALS - 17.9%
Banks - 5.2%
1895 Bancorp of Wisconsin, Inc. (a)	28,029	204,612
1st Source Corp.	94,944	4,882,020
ACNB Corp.	48,829	1,541,532
Affinity Bancshares, Inc. (a)	27,947	575,988
Amalgamated Financial Corp.	101,437	2,564,327
Amerant Bancorp, Inc. Class A	152,302	3,356,736
Ameris Bancorp	365,438	18,253,628
AmeriServ Financial, Inc.	76,977	183,205
Ames National Corp.	52,810	1,082,605
Arrow Financial Corp.	96,373	2,419,926
Associated Banc-Corp.	841,881	18,033,091
Atlantic Union Bankshares Corp.	506,880	16,539,494
Auburn National Bancorp., Inc.	11,628	212,909
Axos Financial, Inc. (a)	287,090	15,465,538
Banc of California, Inc.	788,672	10,930,994
BancFirst Corp.	82,169	7,078,859
Bancorp, Inc., Delaware (a)	304,669	10,233,832
Bank First National Corp. (b)	48,199	3,934,966
Bank of Hawaii Corp. (b)	225,465	13,018,349
Bank of Marin Bancorp	84,197	1,294,950
Bank of the James Financial Group, Inc.	20,010	220,710
Bank OZK	595,869	24,954,994
Bank7 Corp.	22,394	677,419
BankFinancial Corp.	62,451	631,380
BankUnited, Inc.	421,597	12,095,618
Bankwell Financial Group, Inc.	35,351	874,584
Banner Corp.	194,487	9,107,826
Bar Harbor Bankshares	86,850	2,281,550
BayCom Corp.	58,615	1,182,851
BayFirst Financial Corp.	17,516	197,230
BCB Bancorp, Inc.	87,508	875,080
Berkshire Hills Bancorp, Inc.	241,176	5,361,342
Blue Foundry Bancorp (a)	116,188	1,067,768
Blue Ridge Bankshares, Inc. (a)(b)	82,227	238,458
Bogota Financial Corp. (a)	18,482	124,014
BOK Financial Corp.	153,789	13,936,359
Bridgewater Bancshares, Inc. (a)	109,995	1,239,644
Broadway Financial Corp. (a)	25,384	123,112
Brookline Bancorp, Inc., Delaware	507,025	4,385,766
Burke & Herbert Financial Services Corp.	71,630	3,588,663
Business First Bancshares, Inc.	134,760	2,890,602
BV Financial, Inc. (a)	51,183	568,131
Byline Bancorp, Inc.	162,447	3,752,526
C & F Financial Corp.	18,478	811,923
Cadence Bank	1,034,938	29,547,480
California Bancorp, Inc. (a)	37,395	818,951
Cambridge Bancorp	42,560	2,848,966
Camden National Corp.	82,398	2,671,343
Capital Bancorp, Inc.	50,706	1,021,726
Capital City Bank Group, Inc.	76,712	2,083,498
Capitol Federal Financial, Inc.	706,380	3,651,985
Carter Bankshares, Inc. (a)	124,695	1,589,861
Carver Bancorp, Inc. (a)	16,126	31,123
Catalyst Bancorp, Inc. (a)	21,661	252,567
Cathay General Bancorp	411,818	15,171,375
CB Financial Services, Inc.	26,934	602,783
Central Pacific Financial Corp.	154,372	3,130,664
Central Plains Bancshares, Inc. (b)	19,237	191,793
Cf Bankshares, Inc.	17,910	348,170
CFSB Bancorp, Inc. (a)	15,491	101,156
Chemung Financial Corp.	18,719	812,405
ChoiceOne Financial Services, Inc.	37,993	937,667
Citizens & Northern Corp.	89,653	1,571,617
Citizens Community Bancorp, Inc. (b)	47,368	551,364
Citizens Financial Services, Inc.	25,182	1,056,385
City Holding Co.	83,774	8,563,378
Civista Bancshares, Inc.	86,163	1,234,716
CNB Financial Corp., Pennsylvania	118,866	2,306,000
Coastal Financial Corp. of Washington (a)	62,091	2,753,115
Codorus Valley Bancorp, Inc.	52,283	1,150,226
Colony Bankcorp, Inc.	88,004	1,063,088
Columbia Banking Systems, Inc.	1,185,890	22,863,959
Columbia Financial, Inc. (a)(b)	156,517	2,269,497
Commerce Bancshares, Inc.	674,889	37,550,824
Community Bank System, Inc.	302,198	13,737,921
Community Trust Bancorp, Inc.	86,687	3,650,390
Community West Bank	84,724	1,471,656
ConnectOne Bancorp, Inc.	206,236	3,844,239
CrossFirst Bankshares, Inc. (a)	240,566	3,149,009
Cullen/Frost Bankers, Inc.	363,416	36,915,797
Cullman Bancorp, Inc.	29,820	304,462
Customers Bancorp, Inc. (a)	161,144	7,299,823
CVB Financial Corp.	751,717	12,433,399
Dime Community Bancshares, Inc.	201,048	3,713,357
Eagle Bancorp Montana, Inc.	42,328	560,846
Eagle Bancorp, Inc.	171,778	3,097,157
East West Bancorp, Inc.	802,315	59,523,750
Eastern Bankshares, Inc.	890,330	12,197,521
ECB Bancorp, Inc. (a)	53,558	642,696
Enterprise Bancorp, Inc.	52,514	1,320,727
Enterprise Financial Services Corp.	211,156	8,169,626
Equity Bancshares, Inc.	77,015	2,595,406
Esquire Financial Holdings, Inc.	36,841	1,686,213
ESSA Bancorp, Inc.	44,338	763,500
Evans Bancorp, Inc.	28,008	741,092
Farmers & Merchants Bancorp, Inc.	73,126	1,613,160
Farmers National Banc Corp.	194,400	2,375,568
FB Financial Corp.	199,479	7,380,723
Fidelity D & D Bancorp, Inc.	26,878	1,242,570
Financial Institutions, Inc.	89,794	1,581,272
Finward Bancorp	19,571	479,098
FinWise BanCorp (a)	35,470	369,597
First Bancorp, North Carolina	232,898	7,347,932
First Bancorp, Puerto Rico	946,755	16,785,966
First Bancshares, Inc.	158,279	4,012,373
First Bank Hamilton New Jersey	116,049	1,412,316
First Busey Corp.	291,417	6,588,938
First Business Finance Services, Inc.	42,230	1,436,242
First Capital, Inc.	18,916	540,241
First Citizens Bancshares, Inc.	67,453	114,564,199
First Commonwealth Financial Corp.	576,958	7,794,703
First Community Bankshares, Inc.	93,677	3,254,339
First Community Corp.	40,013	669,818
First Financial Bancorp, Ohio	538,470	12,007,881
First Financial Bankshares, Inc.	724,718	21,727,046
First Financial Corp., Indiana	59,730	2,212,399
First Financial Northwest, Inc.	46,653	991,376
First Foundation, Inc.	292,174	1,729,670
First Guaranty Bancshares, Inc.	37,144	379,983
First Hawaiian, Inc.	722,646	14,691,393
First Horizon National Corp.	3,162,693	50,097,057
First Internet Bancorp	44,835	1,320,839
First Interstate Bancsystem, Inc.	467,585	12,409,706
First Merchants Corp.	338,292	11,180,551
First Mid-Illinois Bancshares, Inc.	124,149	3,940,489
First National Corp.	28,153	440,876
First Northwest Bancorp	47,368	514,890
First of Long Island Corp.	123,278	1,232,780
First Savings Financial Group, Inc.	31,171	519,621
First Seacoast Bancorp, Inc. (a)	17,522	157,698
First U.S. Bancshares, Inc.	29,357	295,919
First United Corp.	33,007	661,460
First Western Financial, Inc. (a)	40,929	690,882
Five Star Bancorp	67,831	1,554,687
Flushing Financial Corp.	167,210	2,126,911
FNB Corp., Pennsylvania	2,030,723	27,963,056
FNCB Bancorp, Inc.	91,917	523,927
Franklin Financial Services Corp.	23,576	620,049
FS Bancorp, Inc.	38,050	1,247,660
Fulton Financial Corp.	1,021,777	17,206,725
FVCBankcorp, Inc. (a)	82,148	903,628
Generations Bancorp NY, Inc. (a)	10,931	108,436
German American Bancorp, Inc.	166,189	5,259,882
Glacier Bancorp, Inc.	628,673	23,499,797
Glen Burnie Bancorp	15,281	65,708
Great Southern Bancorp, Inc.	48,949	2,569,333
Greene County Bancorp, Inc.	37,706	1,185,100
Guaranty Bancshares, Inc. Texas	49,830	1,453,043
Hancock Whitney Corp.	487,777	22,793,819
Hanmi Financial Corp.	174,505	2,750,199
Hanover Bancorp, Inc.	22,985	378,333
HarborOne Bancorp, Inc.	222,903	2,320,420
Hawthorn Bancshares, Inc.	32,706	627,955
HBT Financial, Inc.	74,811	1,458,815
Heartland Financial U.S.A., Inc.	220,476	9,692,125
Heritage Commerce Corp.	354,411	2,888,450
Heritage Financial Corp., Washington	198,872	3,605,549
Hilltop Holdings, Inc.	256,733	7,853,462
Hingham Institution for Savings (b)	10,354	1,769,499
HMN Financial, Inc.	22,527	499,874
Home Bancorp, Inc.	40,413	1,461,738
Home Bancshares, Inc.	1,058,037	24,885,030
Home Federal Bancorp, Inc.	7,931	92,000
HomeStreet, Inc.	100,413	916,771
HomeTrust Bancshares, Inc.	88,564	2,445,252
Hope Bancorp, Inc.	675,382	7,111,772
Horizon Bancorp, Inc. Indiana	224,228	2,740,066
IF Bancorp, Inc.	11,888	197,816
Independent Bank Corp.	243,319	12,358,172
Independent Bank Corp.	118,424	2,967,705
Independent Bank Group, Inc.	203,965	9,390,549
International Bancshares Corp.	302,415	17,186,244
Investar Holding Corp.	47,882	758,930
John Marshall Bankcorp, Inc.	72,637	1,252,262
Kearny Financial Corp.	369,039	2,092,451
Kentucky First Federal Bancorp	16,818	56,004
Lake Shore Bancorp, Inc. (b)	9,376	113,825
Lakeland Financial Corp.	144,777	8,980,517
Landmark Bancorp, Inc.	23,019	448,180
LCNB Corp.	68,484	965,624
LINKBANCORP, Inc.	131,329	839,192
Live Oak Bancshares, Inc.	186,458	6,429,072
Macatawa Bank Corp.	153,260	2,154,836
Magyar Bancorp, Inc.	31,332	341,519
Mainstreet Bancshares, Inc.	33,884	572,640
Mercantile Bank Corp.	84,232	3,226,928
Meridian Corp.	48,912	505,750
Metrocity Bankshares, Inc.	103,637	2,554,652
Metropolitan Bank Holding Corp. (a)	63,115	2,653,986
Mid Penn Bancorp, Inc.	85,157	1,822,360
Middlefield Banc Corp.	42,281	892,129
Midland States Bancorp, Inc.	123,676	2,809,919
MidWestOne Financial Group, Inc.	82,633	1,769,173
MVB Financial Corp.	67,521	1,264,668
National Bank Holdings Corp. Class A	211,854	7,726,315
National Bankshares, Inc.	33,947	1,044,210
NB Bancorp, Inc.	211,421	3,196,686
NBT Bancorp, Inc.	267,350	9,940,073
New York Community Bancorp, Inc.	4,085,203	13,440,318
Nicolet Bankshares, Inc.	73,216	5,896,084
Northeast Bank	37,049	2,059,554
Northeast Community Bancorp, Inc.	78,130	1,332,898
Northfield Bancorp, Inc.	224,984	1,993,358
Northrim Bancorp, Inc.	31,672	1,849,962
Northwest Bancshares, Inc.	721,809	7,903,809
Norwood Financial Corp.	42,220	1,068,588
NSTS Bancorp, Inc. (a)	25,518	245,738
Oak Valley Bancorp Oakdale California	36,622	872,336
OceanFirst Financial Corp.	342,234	5,150,622
OFG Bancorp	265,515	9,866,537
Ohio Valley Banc Corp.	22,687	528,834
Old National Bancorp, Indiana	1,775,418	30,341,894
Old Point Financial Corp.	26,999	400,125
Old Second Bancorp, Inc.	227,801	3,294,002
OP Bancorp	62,741	614,862
OptimumBank Holdings, Inc. (a)	32,500	146,250
Orange County Bancorp, Inc.	24,958	1,223,691
Origin Bancorp, Inc.	164,474	5,143,102
Orrstown Financial Services, Inc.	57,732	1,507,383
Pacific Premier Bancorp, Inc.	545,525	12,132,476
Park National Corp.	80,706	11,093,847
Parke Bancorp, Inc.	56,691	920,095
Pathfinder Bancorp, Inc.	12,181	153,724
Pathward Financial, Inc.	143,417	7,645,560
Patriot National Bancorp, Inc. (a)(b)	14,372	28,313
PB Bankshares, Inc. (a)	12,131	155,519
PCB Bancorp	66,998	1,019,710
Peapack-Gladstone Financial Corp.	89,172	1,935,032
Penns Woods Bancorp, Inc.	39,432	783,514
Peoples Bancorp of North Carolina	25,501	771,915
Peoples Bancorp, Inc.	187,818	5,474,895
Peoples Financial Services Corp.	40,705	1,587,088
Pinnacle Financial Partners, Inc.	430,710	34,245,752
Pioneer Bancorp, Inc. (a)	42,929	429,290
Plumas Bancorp	28,243	986,246
Ponce Financial Group, Inc. (a)	127,893	1,197,078
Popular, Inc.	408,211	36,334,861
Preferred Bank, Los Angeles	71,370	5,332,766
Premier Financial Corp.	204,510	4,030,892
Primis Financial Corp.	115,848	1,215,246
Princeton Bancorp, Inc.	26,123	799,625
Prosperity Bancshares, Inc.	528,633	32,933,836
Provident Bancorp, Inc. (a)	94,951	904,883
Provident Financial Holdings, Inc.	31,630	401,701
Provident Financial Services, Inc.	738,666	10,636,790
QCR Holdings, Inc.	94,213	5,339,051
RBB Bancorp	77,774	1,428,708
Red River Bancshares, Inc.	27,742	1,272,248
Renasant Corp.	317,825	9,572,889
Republic Bancorp, Inc., Kentucky Class A	49,933	2,586,030
Rhinebeck Bancorp, Inc. (a)(b)	20,523	163,158
Richmond Mutual Bancorp., Inc.	57,189	637,657
Riverview Bancorp, Inc.	110,580	472,177
S&T Bancorp, Inc.	218,509	6,972,622
Sandy Spring Bancorp, Inc.	255,856	5,997,265
SB Financial Group, Inc.	37,314	511,948
Seacoast Banking Corp., Florida	478,407	11,323,894
ServisFirst Bancshares, Inc.	278,109	17,187,136
Shore Bancshares, Inc.	175,515	1,985,075
Sierra Bancorp	76,163	1,600,946
Simmons First National Corp. Class A	708,844	12,319,709
SmartFinancial, Inc.	84,465	1,954,520
Sound Financial Bancorp, Inc.	11,302	448,350
South Plains Financial, Inc.	67,646	1,836,589
Southern California Bancorp (a)(b)	62,414	868,803
Southern First Bancshares, Inc. (a)	41,107	1,129,209
Southern Missouri Bancorp, Inc.	54,713	2,303,964
Southern States Bancshares, Inc.	35,099	931,176
Southside Bancshares, Inc.	163,179	4,374,829
Southstate Corp.	430,248	33,262,473
SR Bancorp, Inc.	42,877	386,751
Stellar Bancorp, Inc.	266,064	6,010,386
Sterling Bancorp, Inc. (a)	89,759	447,000
Stock Yards Bancorp, Inc.	153,310	7,182,574
Summit State Bank	25,109	232,760
Synovus Financial Corp.	827,756	32,853,636
TC Bancshares, Inc.	22,348	304,156
Territorial Bancorp, Inc.	45,680	366,810
Texas Capital Bancshares, Inc. (a)	266,778	16,081,378
Texas Community Bancshares, Inc.	11,040	158,424
TFS Financial Corp.	284,907	3,755,074
The First Bancorp, Inc.	52,118	1,259,171
Third Coast Bancshares, Inc. (a)	70,694	1,490,936
Timberland Bancorp, Inc./Washington	46,417	1,148,821
Tompkins Financial Corp.	70,654	3,314,379
TowneBank	390,194	10,609,375
Trico Bancshares	186,698	7,109,460
Triumph Bancorp, Inc. (a)	121,002	8,990,449
Trustco Bank Corp., New York	109,154	3,034,481
Trustmark Corp.	345,996	10,085,783
UMB Financial Corp.	247,077	20,369,028
Union Bankshares, Inc.	21,006	468,644
United Bancorp, Inc.	30,100	362,404
United Bankshares, Inc., West Virginia	760,836	24,681,520
United Community Bank, Inc.	674,553	17,309,030
United Security Bancshares, California	76,647	556,457
Unity Bancorp, Inc.	36,413	1,018,836
Univest Corp. of Pennsylvania	166,845	3,637,221
USCB Financial Holdings, Inc.	56,303	680,140
Valley National Bancorp	2,420,150	17,255,670
Veritex Holdings, Inc.	309,074	6,305,110
Village Bank & Trust Financial Corp.	3,510	155,318
Virginia National Bankshares C	26,245	767,929
WaFd, Inc.	385,481	10,797,323
Washington Trust Bancorp, Inc.	98,988	2,598,435
Webster Financial Corp.	975,022	43,115,473
WesBanco, Inc.	337,758	9,322,121
West Bancorp., Inc.	86,573	1,499,444
Westamerica Bancorp.	151,179	7,380,559
Western Alliance Bancorp.	615,838	38,816,269
Western New England Bancorp, Inc.	109,720	736,221
William Penn Bancorp, Inc.	45,700	550,685
Wintrust Financial Corp.	349,425	34,456,799
WSFS Financial Corp.	342,829	15,105,046
Zions Bancorporation NA	839,680	36,265,779
		1,958,848,701
Capital Markets - 4.7%
Affiliated Managers Group, Inc.	191,494	31,136,924
Alti Global, Inc. Class A (a)	159,279	759,761
Ares Management Corp. Class A,	957,213	134,172,546
Artisan Partners Asset Management, Inc. Class A,	389,290	17,140,439
Ashford, Inc. (a)(b)	11,023	53,021
Assetmark Financial Holdings, Inc. (a)	126,680	4,356,525
Associated Capital Group, Inc. (b)	14,803	508,483
B. Riley Financial, Inc. (b)	94,346	2,260,530
Bakkt Holdings, Inc. Class A (a)(b)	17,148	301,805
Beneficient Class A	4,055	13,503
BGC Group, Inc. Class A	2,195,771	19,037,335
Blue Owl Capital, Inc. Class A	2,299,805	41,373,492
Bridge Investment Group Holdings, Inc.	175,233	1,356,303
BrightSphere Investment Group, Inc.	180,032	3,991,309
Brookfield Asset Management Ltd. Class A	1	39
Carlyle Group LP	1,225,986	52,668,359
Cohen & Co., Inc.	4,222	42,980
Cohen & Steers, Inc. (b)	144,265	10,140,387
Coinbase Global, Inc. (a)	968,804	218,872,200
Diamond Hill Investment Group, Inc.	16,648	2,497,866
Donnelley Financial Solutions, Inc. (a)	139,128	8,481,243
Evercore, Inc. Class A	197,201	40,019,971
Federated Hermes, Inc.	460,990	15,291,038
Forge Global Holdings, Inc. Class A (a)(b)	652,603	1,031,113
GCM Grosvenor, Inc. Class A	243,481	2,446,984
Great Elm Group, Inc. (a)	140,396	245,693
Hamilton Lane, Inc. Class A	208,141	26,119,614
Hennessy Advisors, Inc.	19,508	139,482
Heritage Global, Inc. (a)	165,499	377,338
Houlihan Lokey	295,241	39,960,869
Interactive Brokers Group, Inc.	606,314	76,225,796
Janus Henderson Group PLC	754,844	25,287,274
Jefferies Financial Group, Inc.	958,922	44,609,051
KKR & Co. LP	3,761,489	386,831,529
Lazard, Inc. Class A	638,973	25,705,884
LPL Financial	422,696	120,979,822
MarketWise, Inc. Class A	158,103	205,534
Moelis & Co. Class A	376,988	21,341,291
Morningstar, Inc.	147,603	42,546,565
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Netcapital, Inc. (a)	45,165	5,849
Open Lending Corp. (a)	547,689	3,543,548
Oppenheimer Holdings, Inc. Class A (non-vtg.)	38,692	1,767,451
P10, Inc. Class A	257,328	2,079,210
Perella Weinberg Partners Class A	245,822	3,795,492
Piper Sandler Cos.	86,412	18,300,333
PJT Partners, Inc. Class A	126,382	13,481,168
Robinhood Markets, Inc. (a)	2,927,402	61,182,702
SEI Investments Co.	561,559	38,023,160
Siebert Financial Corp. (a)(b)	72,245	160,384
Silvercrest Asset Management Group Class A	47,126	720,085
StepStone Group, Inc. Class A	293,826	12,616,888
Stifel Financial Corp.	579,283	46,892,959
StoneX Group, Inc. (a)	152,369	11,438,341
The Marygold Companies, Inc. (a)(b)	51,125	72,086
TPG, Inc.	433,485	18,171,691
Tradeweb Markets, Inc. Class A	656,644	71,580,762
U.S. Global Investors, Inc. Class A	70,237	181,211
Value Line, Inc.	4,399	166,282
Victory Capital Holdings, Inc.	204,377	10,633,735
Virtu Financial, Inc. Class A	510,065	11,221,430
Virtus Investment Partners, Inc.	38,447	8,788,600
Westwood Holdings Group, Inc.	40,636	493,321
WisdomTree Investments, Inc.	629,103	6,272,157
		1,760,118,743
Consumer Finance - 0.8%
Ally Financial, Inc.	1,537,550	59,918,324
Atlanticus Holdings Corp. (a)(b)	25,378	652,215
Bread Financial Holdings, Inc.	279,942	11,690,378
Consumer Portfolio Services, Inc. (a)(b)	53,471	442,740
Credit Acceptance Corp. (a)	35,330	17,341,024
Encore Capital Group, Inc. (a)(b)	133,272	5,895,953
Enova International, Inc. (a)	164,801	10,159,982
EZCORP, Inc. (non-vtg.) Class A (a)(b)	293,697	3,080,882
FirstCash Holdings, Inc.	209,634	24,720,041
Green Dot Corp. Class A (a)	257,985	2,556,631
Janover, Inc. (b)	7,249	7,104
Katapult Holdings, Inc. (a)	20,855	369,134
LendingClub Corp. (a)	632,180	5,639,046
LendingTree, Inc. (a)	61,295	2,635,072
Medallion Financial Corp.	92,646	769,888
MoneyLion, Inc. Class A (a)	30,432	2,997,552
Navient Corp.	460,395	6,938,153
Nelnet, Inc. Class A	100,421	10,409,641
NerdWallet, Inc. (a)	220,545	3,076,603
Nicholas Financial, Inc. (a)(b)	34,959	229,681
OneMain Holdings, Inc.	679,017	33,353,315
Oportun Financial Corp. (a)	150,006	507,020
OppFi, Inc. Class A	85,059	274,741
PRA Group, Inc. (a)	222,987	4,812,059
PROG Holdings, Inc.	253,899	9,594,843
Regional Management Corp.	52,028	1,430,770
SLM Corp.	1,247,548	26,772,380
SoFi Technologies, Inc. (a)(b)	5,531,574	38,167,861
Upstart Holdings, Inc. (a)(b)	412,757	10,203,353
World Acceptance Corp. (a)(b)	19,093	2,453,260
		297,099,646
Financial Services - 3.2%
A-Mark Precious Metals, Inc. (b)	99,062	3,758,412
Acacia Research Corp. (a)	203,519	1,135,636
Affirm Holdings, Inc. Class A, (a)(b)	1,338,558	39,179,593
Alerus Financial Corp.	101,288	1,958,910
Apollo Global Management, Inc.	2,477,142	287,744,815
AppTech Payments Corp. (a)(b)	63,658	57,229
AvidXchange Holdings, Inc. (a)	965,076	10,220,155
Better Home & Finance Holding Class A (a)(b)	1,476,856	487,362
Block, Inc. Class A (a)	3,138,774	201,132,638
BM Technologies, Inc. (a)	44,535	154,091
Cannae Holdings, Inc.	321,690	5,848,324
Cantaloupe, Inc. (a)	320,385	2,293,957
Cass Information Systems, Inc.	69,019	2,922,264
Corebridge Financial, Inc.	1,356,166	39,559,362
Enact Holdings, Inc.	172,035	5,283,195
Equitable Holdings, Inc.	1,780,322	73,865,560
Essent Group Ltd.	603,930	34,242,831
Euronet Worldwide, Inc. (a)	247,890	28,899,016
EVERTEC, Inc.	366,638	12,821,331
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	56,827	9,925,972
Finance of America Companies, Inc. (a)(b)	164,435	95,175
FlexShopper, Inc. (a)	73,797	81,177
Flywire Corp. (a)	602,060	10,325,329
Guild Holdings Co. Class A	47,461	689,608
i3 Verticals, Inc. Class A (a)	132,108	2,573,464
Income Opportun Realty Investments, Inc. (a)	5,461	89,014
International Money Express, Inc. (a)	197,649	4,122,958
Jackson Financial, Inc.	402,316	30,580,039
loanDepot, Inc. Class A (a)(b)	338,864	613,344
Marqeta, Inc. Class A (a)	2,409,557	12,818,843
Merchants Bancorp	147,560	5,909,778
MGIC Investment Corp.	1,543,067	32,404,407
Mr. Cooper Group, Inc. (a)	365,419	30,475,945
NCR Atleos Corp.	377,240	10,498,589
Newtekone, Inc.	135,933	1,869,079
NMI Holdings, Inc. Class A (a)	459,679	15,252,149
Ocwen Financial Corp. (a)	29,512	723,339
Paymentus Holdings, Inc. Class A (a)	102,063	1,909,599
Payoneer Global, Inc. (a)	1,484,336	8,891,173
Paysign, Inc. (a)	181,352	821,525
PennyMac Financial Services, Inc.	161,689	14,657,108
Priority Technology Holdings, Inc. (a)	63,511	290,245
Radian Group, Inc.	867,985	27,115,851
Remitly Global, Inc. (a)	765,203	9,943,813
Repay Holdings Corp. (a)	431,802	4,205,751
Rocket Companies, Inc. (a)(b)	716,565	9,960,254
Ryvyl, Inc. (a)	14,710	21,771
Security National Financial Corp. Class A	72,352	581,710
Sezzle, Inc. (b)	16,014	1,284,003
SHF Holdings, Inc. Class A (a)	90,611	66,146
Shift4 Payments, Inc. (a)(b)	322,551	21,701,231
SWK Holdings Corp. (a)	22,313	384,453
The OLB Group, Inc. (a)(b)	4,901	16,467
The Western Union Co.	1,985,052	25,408,666
Toast, Inc. (a)(b)	2,120,663	51,383,664
Usio, Inc. (a)	91,926	145,243
UWM Holdings Corp. Class A (b)	532,709	3,926,065
Velocity Financial, Inc. (a)(b)	46,535	860,898
Voya Financial, Inc.	582,790	44,187,138
Walker & Dunlop, Inc.	189,861	18,224,757
Waterstone Financial, Inc.	106,941	1,293,986
WEX, Inc. (a)	241,952	45,322,449
XBP Europe Holdings, Inc. Class A (a)	49,568	80,796
		1,213,297,652
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	255,749	4,531,872
American Coastal Insurance Cor (a)	114,442	1,350,416
American Financial Group, Inc.	369,854	48,047,733
Amerisafe, Inc.	109,055	4,779,881
Assured Guaranty Ltd.	304,371	23,655,714
Atlantic American Corp.	33,067	55,222
Axis Capital Holdings Ltd.	439,408	32,463,463
Brighthouse Financial, Inc. (a)	365,033	16,247,619
Citizens, Inc. Class A (a)(b)	246,782	703,329
CNA Financial Corp.	152,572	7,009,158
CNO Financial Group, Inc.	619,965	17,786,796
Conifer Holdings, Inc. (a)	17,052	17,905
Crawford & Co.:
Class A	65,668	596,265
Class B	53,316	457,451
Donegal Group, Inc.:
Class A	85,386	1,130,511
Class B	8,629	107,690
eHealth, Inc. (a)	162,403	961,426
Employers Holdings, Inc.	146,365	6,173,676
Enstar Group Ltd. (a)	75,115	23,521,511
Erie Indemnity Co. Class A	141,292	51,208,460
F&G Annuities & Life, Inc.	99,449	4,018,734
Fidelity National Financial, Inc.	1,466,477	73,851,782
First American Financial Corp.	583,932	32,454,941
Fundamental Global, Inc. (a)	122,707	150,930
Genworth Financial, Inc. Class A (a)	2,533,061	15,932,954
GoHealth, Inc. (a)	24,876	260,452
Goosehead Insurance (a)(b)	139,034	8,967,693
Greenlight Capital Re, Ltd. (a)	157,875	2,098,159
Hagerty, Inc. Class A (a)(b)	131,391	1,263,981
Hanover Insurance Group, Inc.	202,634	26,733,504
HCI Group, Inc.	38,714	3,711,898
Heritage Insurance Holdings, Inc. (a)	140,351	1,192,984
Hippo Holdings, Inc. (a)(b)	91,784	1,619,070
Horace Mann Educators Corp.	231,621	7,914,490
ICC Holdings, Inc. (a)	10,242	161,004
Investors Title Co.	8,468	1,558,959
James River Group Holdings Ltd.	212,012	1,655,814
Kemper Corp.	343,254	20,540,319
Kingstone Companies, Inc. (a)	43,276	208,590
Kingsway Financial Services, Inc. (a)	108,169	867,515
Kinsale Capital Group, Inc.	124,782	47,868,871
Lemonade, Inc. (a)(b)	353,909	5,843,038
Lincoln National Corp.	963,411	31,782,929
Maiden Holdings Ltd. (a)	414,210	882,267
Markel Group, Inc. (a)	74,365	122,076,840
MBIA, Inc. (b)	245,009	1,384,301
Mercury General Corp.	151,430	8,454,337
National Western Life Group, Inc. Class A	12,509	6,135,665
NI Holdings, Inc. (a)	39,808	615,432
Old Republic International Corp.	1,478,906	46,999,633
Oscar Health, Inc. Class A (a)	824,145	16,449,934
Oxbridge Re Holdings Ltd. (a)	16,243	35,735
Palomar Holdings, Inc. (a)	140,415	11,912,809
Primerica, Inc.	198,539	44,847,975
ProAssurance Corp. (a)	289,280	4,156,954
Reinsurance Group of America, Inc.	373,746	78,411,911
Reliance Global Group, Inc. (a)(b)	7,935	2,150
RenaissanceRe Holdings Ltd.	298,438	68,002,083
RLI Corp.	227,531	33,214,975
Root, Inc. (a)(b)	45,232	2,299,595
Ryan Specialty Group Holdings, Inc.	576,316	32,002,827
Safety Insurance Group, Inc.	84,186	6,511,787
Selective Insurance Group, Inc.	343,676	33,546,214
Selectquote, Inc. (a)	810,100	2,527,512
Siriuspoint Ltd. (a)	513,794	6,756,391
Skyward Specialty Insurance Group, Inc. (a)	209,302	7,811,151
Stewart Information Services Corp.	154,628	9,789,499
The Baldwin Insurance Group, Inc. Class A, (a)	364,820	12,287,138
Tiptree, Inc.	122,037	2,133,207
Trupanion, Inc. (a)(b)	202,503	6,048,765
United Fire Group, Inc.	122,471	2,724,980
Universal Insurance Holdings, Inc.	149,762	2,951,809
Unum Group	1,029,615	55,455,064
Vericity, Inc. (a)	12,050	136,165
White Mountains Insurance Group Ltd.	14,303	25,845,521
		1,183,875,335
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (a)	39,704	492,727
AG Mortgage Investment Trust, Inc.	158,850	1,083,357
AGNC Investment Corp. (b)	3,936,567	37,751,678
Angel Oak Mortgage (REIT), Inc. (b)	134,848	1,681,555
Annaly Capital Management, Inc.	2,828,138	55,714,319
Apollo Commercial Real Estate Finance, Inc.	760,473	7,680,777
Arbor Realty Trust, Inc. (b)	1,076,427	14,725,521
Ares Commercial Real Estate Corp.	324,997	2,261,979
Armour Residential REIT, Inc.	282,714	5,467,689
Blackstone Mortgage Trust, Inc. (b)	985,201	17,181,905
BrightSpire Capital, Inc.	765,553	4,631,596
Cherry Hill Mortgage Investment Corp.	164,348	594,940
Chimera Investment Corp.	379,923	4,521,084
Claros Mortgage Trust, Inc. (b)	692,121	5,460,835
Dynex Capital, Inc.	329,947	4,041,851
Ellington Financial LLC (b)	461,937	5,598,676
Ellington Residential Mortgage REIT	107,437	758,505
Franklin BSP Realty Trust, Inc.	479,521	6,109,098
Granite Point Mortgage Trust, Inc.	313,021	986,016
Great Ajax Corp.	153,779	521,311
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	630,551	20,991,043
Invesco Mortgage Capital, Inc.	283,619	2,634,821
KKR Real Estate Finance Trust, Inc.	337,284	3,190,707
Ladder Capital Corp. Class A	652,007	7,289,438
Lument Finance Trust, Inc.	255,399	638,498
Manhattan Bridge Capital, Inc. (b)	50,798	265,674
MFA Financial, Inc.	587,637	6,287,716
New York Mortgage Trust, Inc.	529,171	3,148,567
Nexpoint Real Estate Finance, Inc.	54,311	772,302
Orchid Island Capital, Inc.	295,203	2,509,226
PennyMac Mortgage Investment Trust	495,768	6,782,106
Ready Capital Corp.	919,441	7,631,360
Redwood Trust, Inc.	754,386	4,782,807
Rithm Capital Corp.	2,740,108	30,716,611
Sachem Capital Corp.	271,254	819,187
Seven Hills Realty Trust	73,809	935,160
Starwood Property Trust, Inc. (b)	1,695,429	32,959,140
TPG RE Finance Trust, Inc.	350,987	3,011,468
Two Harbors Investment Corp.	590,743	7,591,048
		320,222,298
TOTAL FINANCIALS		6,733,462,375
HEALTH CARE - 11.4%
Biotechnology - 5.1%
180 Life Sciences Corp. (a)(b)	1,362	2,206
2seventy bio, Inc. (a)(b)	297,741	1,259,444
4D Molecular Therapeutics, Inc. (a)	209,931	5,032,046
89Bio, Inc. (a)(b)	443,934	3,507,079
Aadi Bioscience, Inc. (a)	115,906	208,631
Abeona Therapeutics, Inc. (a)	132,421	580,004
Absci Corp. (a)	360,819	1,519,048
ABVC BioPharma, Inc. (a)(b)	14,359	11,402
ACADIA Pharmaceuticals, Inc. (a)	680,111	10,269,676
Acelyrin, Inc.	177,573	731,601
Aceragen, Inc. (a)(b)(c)	12,983	4,997
Achieve Life Sciences, Inc. (a)(b)	114,188	596,061
Acrivon Therapeutics, Inc. (a)	59,985	463,084
Actinium Pharmaceuticals, Inc. (a)(b)	166,515	1,357,097
Acumen Pharmaceuticals, Inc. (a)(b)	145,858	428,823
Acurx Pharmaceuticals, Inc. (a)(b)	59,037	148,183
Adicet Bio, Inc. (a)	325,974	472,662
Aditxt, Inc. (a)(b)	11,515	22,109
ADMA Biologics, Inc. (a)	1,193,707	11,399,902
Adverum Biotechnologies, Inc. (a)	102,410	811,087
Aeon Biopharma, Inc. (a)	101,523	160,406
Aerovate Therapeutics, Inc. (a)	77,316	1,349,164
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	1
Agenus, Inc. (b)	98,294	1,542,233
Agios Pharmaceuticals, Inc. (a)	317,180	11,526,321
Aileron Therapeutics, Inc. (a)	17,187	54,998
AIM ImmunoTech, Inc. (a)(b)	228,411	82,685
Ainos, Inc. (a)(b)	7,206	6,197
Akebia Therapeutics, Inc. (a)	965,919	1,081,829
Akero Therapeutics, Inc. (a)	378,535	7,124,029
Alaunos Therapeutics, Inc. (a)(b)	71,515	77,951
Aldeyra Therapeutics, Inc. (a)	254,063	980,683
Alector, Inc. (a)	400,503	1,970,475
Aligos Therapeutics, Inc. Class A, (a)(b)	217,731	128,461
Alkermes PLC (a)	945,504	22,124,794
Allakos, Inc. (a)	361,046	451,308
Allarity Therapeutics, Inc. (a)	265	163
Allogene Therapeutics, Inc. (a)(b)	645,924	1,614,810
Allovir, Inc. (a)	359,151	271,123
Alnylam Pharmaceuticals, Inc. (a)	710,502	105,459,812
Altimmune, Inc. (a)(b)	303,253	2,277,430
ALX Oncology Holdings, Inc. (a)	150,185	1,596,467
Alzamend Neuro, Inc. (a)(b)	23,782	14,031
Amicus Therapeutics, Inc. (a)	1,474,882	14,453,844
AnaptysBio, Inc. (a)	107,551	2,574,771
Anavex Life Sciences Corp. (a)(b)	470,651	1,910,843
Anika Therapeutics, Inc. (a)	83,494	2,141,621
Anixa Biosciences, Inc. (a)	170,205	413,598
Annexon, Inc. (a)	347,152	1,676,744
Annovis Bio, Inc. (a)(b)	39,244	257,048
Apellis Pharmaceuticals, Inc. (a)	577,512	22,667,346
Apogee Therapeutics, Inc.	147,372	6,726,058
Applied Therapeutics, Inc. (a)(b)	313,977	1,343,822
Aprea Therapeutics, Inc. (a)	14,795	70,572
Aptevo Therapeutics, Inc. (a)(b)	547	390
AquaBounty Technologies, Inc. (a)(b)	20,884	36,547
Aravive, Inc. (a)(b)(c)	263,230	10,556
Arbutus Biopharma Corp. (a)	725,483	2,437,623
ARCA Biopharma, Inc. (a)(b)	41,367	153,058
Arcellx, Inc. (a)	194,739	10,126,428
Arcturus Therapeutics Holdings, Inc. (a)	138,098	5,359,583
Arcus Biosciences, Inc. (a)	306,762	4,622,903
Arcutis Biotherapeutics, Inc. (a)	568,834	4,755,452
Ardelyx, Inc. (a)	1,315,298	9,022,944
Armata Pharmaceuticals, Inc. (a)	55,676	151,439
ArriVent Biopharma, Inc. (b)	54,272	1,053,420
Arrowhead Pharmaceuticals, Inc. (a)	701,793	16,106,149
Ars Pharmaceuticals, Inc. (a)(b)	289,818	2,573,584
Assembly Biosciences, Inc. (a)(b)	30,324	459,409
Astria Therapeutics, Inc. (a)	236,718	2,241,719
Atara Biotherapeutics, Inc. (a)	533,742	299,376
Atossa Therapeutics, Inc. (a)(b)	678,655	882,252
aTyr Pharma, Inc. (a)	286,142	495,026
Aura Biosciences, Inc. (a)	207,396	1,524,361
Avalo Therapeutics, Inc. (a)(b)	4,459	50,966
Avid Bioservices, Inc. (a)(b)	361,496	2,924,503
Avidity Biosciences, Inc. (a)	377,930	10,151,200
Avita Medical, Inc. (a)	145,408	1,397,371
AVROBIO, Inc. (a)	210,098	310,945
Azitra, Inc. (b)	8,048	1,505
Beam Therapeutics, Inc. (a)	386,151	9,198,117
Benitec Biopharma, Inc. (a)(b)	8,809	67,389
Bio-Path Holdings, Inc. (a)(b)	3,963	8,164
bioAffinity Technologies, Inc. (a)(b)	33,101	79,442
BioAtla, Inc. (a)(b)	216,342	326,676
BioCardia, Inc. (a)	3,735	17,256
BioCryst Pharmaceuticals, Inc. (a)	1,161,855	7,505,583
Biohaven Ltd. (a)	408,330	14,332,383
BioMarin Pharmaceutical, Inc. (a)	1,066,363	80,051,870
Biomea Fusion, Inc. (a)(b)	136,806	1,439,199
Biora Therapeutics, Inc. (a)(b)	127,228	81,400
BioRestorative Therapies, Inc. (a)(b)	20,397	25,496
BioVie, Inc. (a)	42,930	19,555
BioXcel Therapeutics, Inc. (a)	112,359	203,370
Black Diamond Therapeutics, Inc. (a)	204,611	978,041
bluebird bio, Inc. (a)(b)	1,098,172	992,089
Blueprint Medicines Corp. (a)	344,461	36,361,303
Bolt Biotherapeutics, Inc. (a)(b)	131,246	99,314
Bone Biologics Corp. (a)(b)	1,977	3,183
BrainStorm Cell Therpeutic, Inc. (a)(b)	226,267	110,102
BridgeBio Pharma, Inc. (a)	730,351	20,457,132
C4 Therapeutics, Inc. (a)(b)	257,636	1,288,180
Cabaletta Bio, Inc. (a)	213,852	2,179,152
Calidi Biotherapeutics, Inc. Class A (a)(b)	100,831	19,158
Candel Therapeutics, Inc. (a)(b)	85,261	758,823
Capricor Therapeutics, Inc. (a)(b)	169,980	965,486
Cardiff Oncology, Inc. (a)(b)	234,068	744,336
Cardio Diagnostics Holdings, Inc. (a)(b)	83,927	58,136
CareDx, Inc. (a)(b)	309,127	4,021,742
Cargo Therapeutics, Inc. (b)	112,249	2,132,731
Caribou Biosciences, Inc. (a)	471,098	1,356,762
Carisma Therapeutics, Inc. (a)(b)	111,930	148,867
Carisma Therapeutics, Inc. rights (a)(c)	1,018,958	10
Carmell Therapeutics Corp. Class A (a)(b)	86,219	214,685
Cartesian Therapeutics, Inc. (b)	19,402	673,637
Cartesian Therapeutics, Inc. rights (a)(b)(c)	555,522	77,773
Catalyst Pharmaceutical Partners, Inc. (a)	631,223	10,206,876
Cel-Sci Corp. (a)(b)	257,573	311,663
Celcuity, Inc. (a)	80,255	1,268,029
Celldex Therapeutics, Inc. (a)	358,908	11,951,636
Cellectar Biosciences, Inc. (a)(b)	152,987	472,730
Celularity, Inc. Class A (a)(b)	78,411	243,858
Century Therapeutics, Inc. (a)	121,822	361,811
Cerevel Therapeutics Holdings (a)	500,153	20,376,233
Cervomed, Inc. (a)(b)	10,992	208,188
CG Oncology, Inc.	114,929	3,744,387
Checkpoint Therapeutics, Inc. (a)(b)	123,214	234,107
Chimerix, Inc. (a)	485,508	469,389
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cibus, Inc. (a)(b)	95,967	1,387,683
Cidara Therapeutics, Inc. (a)(b)	22,705	288,126
Clene, Inc. (a)	555,722	182,833
Coeptis Therapeutics Holdings (a)(b)	136,017	36,779
Cogent Biosciences, Inc. (a)	424,602	3,401,062
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
Coherus BioSciences, Inc. (a)(b)	539,278	981,486
Compass Therapeutics, Inc. (a)	572,095	806,654
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	58,590	2,507,652
Corvus Pharmaceuticals, Inc. (a)	185,902	401,548
Coya Therapeutics, Inc. (a)(b)	74,167	565,153
Creative Medical Technology Holdings, Inc. (a)(b)	6,983	30,376
Crinetics Pharmaceuticals, Inc. (a)	330,145	14,661,739
CRISPR Therapeutics AG (a)(b)	448,977	24,128,024
Cue Biopharma, Inc. (a)(b)	248,021	404,274
Cullinan Oncology, Inc. (a)	192,408	4,521,588
Curis, Inc. (a)(b)	32,280	334,421
Cyclacel Pharmaceuticals, Inc. (a)(b)	4,288	11,320
Cyclerion Therapeutics, Inc. (a)	9,704	25,910
Cyclo Therapeutics, Inc. (a)(b)	112,690	144,243
Cyteir Therapeutics, Inc. (c)	97,013	1
Cytokinetics, Inc. (a)(b)	611,080	29,643,491
CytomX Therapeutics, Inc. (a)(b)	371,186	631,016
Day One Biopharmaceuticals, Inc. (a)	315,641	4,188,556
Deciphera Pharmaceuticals, Inc. (a)	326,959	8,350,533
Denali Therapeutics, Inc. (a)	703,637	13,059,503
Dermata Therapeutics, Inc. (a)(b)	749	2,846
DermTech, Inc. (a)(b)	171,883	54,212
Design Therapeutics, Inc. (a)	123,027	498,259
DiaMedica Therapeutics, Inc. (a)	132,233	383,476
Dianthus Therapeutics, Inc. (a)(b)	32,693	706,496
Dianthus Therapeutics, Inc. rights (a)(c)	190,584	2
Disc Medicine, Inc. (a)	71,395	2,423,860
Disc Medicine, Inc. rights (a)(c)	153,676	2
Dominari Holdings, Inc. (a)	18,680	41,283
Dyadic International, Inc. (a)	106,415	231,985
Dynavax Technologies Corp. (a)(b)	731,387	8,769,330
Dyne Therapeutics, Inc. (a)	384,060	12,243,833
Eagle Pharmaceuticals, Inc. (a)(b)	57,544	199,678
Edesa Biotech, Inc. (a)	7,884	34,138
Editas Medicine, Inc. (a)(b)	475,658	2,473,422
Effector Therapeutics, Inc. Class A (a)(b)	13,587	21,739
Eledon Pharmaceuticals, Inc. (a)	118,649	326,285
Elevation Oncology, Inc. (a)(b)	183,515	737,730
Elicio Therapeutics, Inc. (a)	31,670	250,193
Eliem Therapeutics, Inc. (a)(b)	31,548	243,235
Elutia, Inc. (a)	79,501	258,378
Emergent BioSolutions, Inc. (a)(b)	297,992	1,698,554
Enanta Pharmaceuticals, Inc. (a)	113,825	1,419,398
Ensysce Biosciences, Inc. (a)(b)	16,145	9,283
Entero Therapeutics, Inc. (a)(b)	10,039	27,105
Entrada Therapeutics, Inc. (a)	110,691	1,712,390
Equillium, Inc. (a)	99,836	149,754
Erasca, Inc. (a)	969,478	2,443,085
Estrella Immunopharma, Inc. (a)(b)	53,882	51,015
Eterna Therapeutics, Inc. (a)(b)	15,248	28,971
Exact Sciences Corp. (a)	1,024,111	46,545,845
Exagen, Inc. (a)	45,060	87,867
Exelixis, Inc. (a)	1,717,019	37,242,142
Exicure, Inc. (a)(b)	43,244	19,209
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	476,570	1,753,778
FibroGen, Inc. (a)	515,286	618,343
Foghorn Therapeutics, Inc. (a)	111,889	652,313
Forte Biosciences, Inc. (a)	182,282	108,239
Fortress Biotech, Inc. (a)(b)	81,390	149,758
G1 Therapeutics, Inc. (a)(b)	253,343	836,032
Gain Therapeutics, Inc. (a)	82,577	210,571
Galectin Therapeutics, Inc. (a)(b)	271,092	737,370
Galecto, Inc. (a)	102,866	62,543
Galera Therapeutics, Inc. (a)(b)	233,532	50,233
Genelux Corp. (a)(b)	113,714	308,165
Generation Bio Co. (a)	268,820	854,848
Genprex, Inc. (a)(b)	7,179	22,327
GeoVax Labs, Inc. (a)(b)	7,909	14,394
Geron Corp. (a)	2,717,012	9,645,393
GlycoMimetics, Inc. (a)(b)	265,400	71,923
Gossamer Bio, Inc. (a)	1,142,830	674,270
Greenwich Lifesciences, Inc. (a)(b)	30,538	452,879
Gri Bio, Inc. (a)(b)	2,062	622
Gritstone Bio, Inc. (a)(b)	500,314	387,093
Gt Biopharma, Inc. (a)(b)	7,527	28,226
Gyre Therapeutics, Inc. (a)(b)	69,616	790,838
Gyre Therapeutics, Inc. rights (a)(c)	163,033	2
Halozyme Therapeutics, Inc. (a)	747,460	33,105,003
HCW Biologics, Inc. (a)	106,293	115,859
Heron Therapeutics, Inc. (a)(b)	851,353	3,150,006
HilleVax, Inc. (a)	144,044	1,748,694
Hookipa Pharma, Inc. (a)	382,438	303,656
Humacyte, Inc. Class A (a)(b)	357,061	2,670,816
iBio, Inc. (a)(b)	3,184	7,578
Ideaya Biosciences, Inc. (a)	417,565	15,262,001
IGM Biosciences, Inc. (a)(b)	84,857	706,859
Immix Biopharma, Inc. (a)	77,625	163,789
Immucell Corp. (a)	27,184	115,532
Immuneering Corp. (a)(b)	114,121	158,628
Immunic, Inc. (a)(b)	524,647	650,562
ImmunityBio, Inc. (a)(b)	870,164	5,586,453
Immunome, Inc. (a)	230,492	3,443,550
Immunovant, Inc. (a)	319,544	8,113,222
Imunon, Inc. (a)	45,790	65,938
In8bio, Inc. (a)	184,816	219,931
Indaptus Therapeutics, Inc. (a)(b)	27,745	65,756
Inhibikase Therapeutics, Inc. (a)(b)	20,990	38,622
Inmune Bio, Inc. (a)(b)	64,714	611,547
Inovio Pharmaceuticals, Inc. (a)(b)	128,473	1,301,431
Inozyme Pharma, Inc. (a)	262,192	1,263,765
Insmed, Inc. (a)	809,145	44,543,432
Instil Bio, Inc. (a)	20,440	218,504
Intellia Therapeutics, Inc. (a)	506,529	10,829,590
Intensity Therapeutics, Inc. (b)	23,221	115,408
Invivyd, Inc. (a)	315,122	579,824
Ionis Pharmaceuticals, Inc. (a)	812,337	30,519,501
Iovance Biotherapeutics, Inc. (a)(b)	1,372,831	12,190,739
Ironwood Pharmaceuticals, Inc. Class A (a)	777,052	4,895,428
iTeos Therapeutics, Inc. (a)	152,025	2,544,899
Janux Therapeutics, Inc. (a)	132,024	7,063,284
Jasper Therapeutics, Inc. (a)	66,538	1,727,326
Kala Bio, Inc. (a)	10,882	73,127
Kalvista Pharmaceuticals, Inc. (a)(b)	142,630	1,664,492
Karyopharm Therapeutics, Inc. (a)	653,689	633,490
Keros Therapeutics, Inc. (a)	148,975	6,982,458
Kezar Life Sciences, Inc. (a)	301,601	209,311
Kineta, Inc. (a)(b)	43,013	19,988
Kineta, Inc. rights (a)(c)	198,769	2
Kiniksa Pharmaceuticals Ltd. (a)(b)	177,715	3,378,362
Kintara Therapeutics, Inc. (a)(b)	9,104	2,826
Kodiak Sciences, Inc. (a)	178,092	566,333
Korro Bio, Inc. (a)(b)	30,431	1,561,110
Korro Bio, Inc. rights (a)(c)	185,128	2
Kronos Bio, Inc. (a)	241,721	190,960
Krystal Biotech, Inc. (a)	139,286	22,292,724
Kura Oncology, Inc. (a)	430,542	8,873,471
Kymera Therapeutics, Inc. (a)	239,683	7,696,221
Kyverna Therapeutics, Inc. (b)	83,057	1,040,704
Lantern Pharma, Inc. (a)	43,186	262,139
Larimar Therapeutics, Inc. (a)	315,725	2,525,800
Leap Therapeutics, Inc. (a)(b)	106,987	259,978
Lenz Therapeutics, Inc. (b)	21,567	329,759
Lexeo Therapeutics, Inc. (b)	56,533	940,144
Lexicon Pharmaceuticals, Inc. (a)(b)	694,935	1,181,390
Lineage Cell Therapeutics, Inc. (a)(b)	1,085,801	1,085,801
Lipella Pharmaceuticals, Inc. (a)(b)	41,408	26,580
Lisata Therapeutics, Inc. (a)(b)	32,036	94,186
Lixte Biotechnology Holdings, Inc. (a)	7,352	16,763
Longeveron, Inc. (a)(b)	4,309	4,740
Lumos Pharma, Inc. (a)(b)	25,514	57,407
Lyell Immunopharma, Inc. (a)(b)	918,861	2,545,245
Macrogenics, Inc. (a)	351,983	1,439,610
Madrigal Pharmaceuticals, Inc. (a)(b)	88,100	20,805,696
Maia Biotechnology, Inc. (a)(b)	57,138	271,406
MannKind Corp. (a)(b)	1,528,165	7,136,531
Marker Therapeutics, Inc. (a)	37,485	145,067
Matinas BioPharma Holdings, Inc. (a)(b)	1,274,225	208,591
MediciNova, Inc. (a)	249,578	339,426
Medipacific, Inc. rights (a)(c)	103,801	1
MEI Pharma, Inc.	30,546	87,362
Merrimack Pharmaceuticals, Inc. (a)(c)	82,829	1
Mersana Therapeutics, Inc. (a)	568,481	1,324,561
Metagenomi, Inc. (b)	36,146	230,611
MiMedx Group, Inc. (a)	660,390	4,721,789
Mineralys Therapeutics, Inc. (a)	80,435	1,027,155
Minerva Neurosciences, Inc. (a)	27,779	70,836
MiNK Therapeutics, Inc. (a)(b)	48,752	47,289
Mirum Pharmaceuticals, Inc. (a)(b)	211,858	5,090,948
Molecular Templates, Inc. (a)(b)	23,745	28,969
Moleculin Biotech, Inc. (a)	9,308	44,399
Monopar Therapeutics, Inc. (a)(b)	22,692	13,867
Monte Rosa Therapeutics, Inc. (a)	185,911	765,953
Morphic Holding, Inc. (a)	231,382	7,027,071
Mural Oncology PLC	90,973	305,669
Mustang Bio, Inc. (a)(b)	31,153	6,268
Myriad Genetics, Inc. (a)	502,624	11,439,722
NanoViricides, Inc. (a)(b)	77,848	186,835
Natera, Inc. (a)	639,838	68,161,942
Neubase Therapeutics, Inc. (a)(c)	11,216	4,116
Neurobo Pharmaceuticals, Inc. (a)(b)	16,874	64,290
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	563,584	76,314,909
Neurogene, Inc. (a)(b)	51,163	1,923,729
Neurogene, Inc. rights (a)(c)	36,893	0
Neximmune, Inc. (a)(b)	3,186	9,749
NextCure, Inc. (a)	93,095	143,366
Nkarta, Inc. (a)	255,224	1,732,971
NKGen Biotech, Inc. (a)(b)	34,486	57,592
Novavax, Inc. (a)(b)	674,213	10,133,421
Nurix Therapeutics, Inc. (a)	308,935	4,865,726
Nuvalent, Inc. Class A (a)	181,245	11,893,297
Nuvectis Pharma, Inc. (a)(b)	25,183	170,489
Ocean Biomedical, Inc. Class A (a)(b)	57,597	84,668
Ocugen, Inc. (a)(b)	1,460,106	2,525,983
Olema Pharmaceuticals, Inc. (a)(b)	290,188	2,809,020
Omega Therapeutics, Inc. (a)(b)	117,012	231,684
Omniab, Inc. (a)(c)	29,768	124,133
Omniab, Inc. (a)(c)	29,768	116,095
OncoCyte Corp. (a)(b)	40,596	111,233
Onconetix, Inc. (a)(b)	41,924	8,649
Oncternal Therapeutics, Inc. (a)(b)	13,660	125,809
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	2,809	8,596
Oragenics, Inc. (a)(b)	15,014	30,328
Organogenesis Holdings, Inc. Class A (a)	423,494	1,164,609
Organovo Holdings, Inc. (a)(b)	44,526	43,778
Orgenesis, Inc. (a)(b)	185,410	95,468
ORIC Pharmaceuticals, Inc. (a)(b)	237,190	2,132,338
Outlook Therapeutics, Inc. (a)(b)	34,465	243,668
Ovid Therapeutics, Inc. (a)	304,238	930,968
Palatin Technologies, Inc. (a)(b)	67,075	120,735
Pasithea Therapeutics Corp. (a)	5,411	30,031
Passage Bio, Inc. (a)	233,678	266,393
PDL BioPharma, Inc. (a)(c)	561,516	91,280
PDS Biotechnology Corp. (a)(b)	178,545	532,064
PepGen, Inc. (a)	96,227	1,571,387
Perspective Therapeutics, Inc. (a)	2,491,092	3,437,707
PharmaCyte Biotech, Inc. (a)	61,893	121,310
Phio Pharmaceuticals Corp. (a)	6,399	4,671
Pieris Pharmaceuticals, Inc. (a)	6,348	64,432
Plus Therapeutics, Inc. (a)(b)	15,484	34,220
PMV Pharmaceuticals, Inc. (a)	218,552	397,765
Poseida Therapeutics, Inc. (a)	393,755	1,177,327
Praxis Precision Medicines, Inc. (a)	90,642	4,301,869
Precigen, Inc. (a)	744,949	1,042,929
Precision BioSciences, Inc. (a)(b)	16,450	212,205
Prelude Therapeutics, Inc. (a)	92,890	357,627
Prime Medicine, Inc. (a)(b)	211,848	1,372,775
ProKidney Corp. Class A (a)(b)	195,633	680,803
Protagenic Therapeutics, Inc. (a)	16,676	22,012
Protagonist Therapeutics, Inc. (a)	326,761	9,198,322
Protara Therapeutics, Inc. (a)(b)	47,158	132,514
Prothena Corp. PLC (a)	222,536	4,630,974
PTC Therapeutics, Inc. (a)	427,112	15,529,792
Puma Biotechnology, Inc. (a)	232,112	893,631
Pyxis Oncology, Inc. (a)(b)	182,305	681,821
Q32 Bio, Inc. (a)(b)	8,621	219,836
Q32 Bio, Inc. rights (a)(c)	157,026	2
Qualigen Therapeutics, Inc. (a)(b)	31,591	8,530
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	188,437	156,403
Rallybio Corp. (a)	104,462	174,452
RAPT Therapeutics, Inc. (a)	167,382	671,202
Recursion Pharmaceuticals, Inc. Class A (a)(b)	899,855	7,450,799
REGENXBIO, Inc. (a)	229,769	3,297,185
Regulus Therapeutics, Inc. (a)	84,156	192,717
Relay Therapeutics, Inc. (a)	536,341	3,437,946
Reneo Pharmaceuticals, Inc. (a)(b)	95,399	158,362
Renovaro, Inc. (a)(b)	203,577	303,330
RenovoRx, Inc. (a)(b)	49,555	57,484
Repligen Corp. (a)	294,018	43,835,144
Replimune Group, Inc. (a)	307,940	1,622,844
Revelation Biosciences, Inc. (a)(b)	1,191	2,227
Revolution Medicines, Inc. (a)	733,152	28,101,716
Rezolute, Inc. (a)(b)	195,685	788,611
Rhythm Pharmaceuticals, Inc. (a)	284,835	10,162,913
Rigel Pharmaceuticals, Inc. (a)	994,495	972,417
Rocket Pharmaceuticals, Inc. (a)	387,353	8,258,366
Roivant Sciences Ltd. (a)	1,910,521	19,792,998
S.A.B. Biotherapeutics, Inc. (a)	46,009	121,464
Sage Therapeutics, Inc. (a)	296,294	3,291,826
Sagimet Biosciences, Inc. (b)	83,899	447,182
Salarius Pharmaceuticals, Inc. (a)	16,970	7,861
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	0
Sana Biotechnology, Inc. (a)(b)	596,078	4,470,585
Sangamo Therapeutics, Inc. (a)	845,242	477,055
Sarepta Therapeutics, Inc. (a)	529,830	68,803,724
Savara, Inc. (a)	547,822	2,240,592
Scholar Rock Holding Corp. (a)	268,027	2,516,774
Scorpius Holdings, Inc. (a)(b)	122,383	13,585
Sellas Life Sciences Group, Inc. (a)(b)	146,200	206,142
Sensei Biotherapeutics, Inc. (a)	85,169	62,991
Senti Biosciences, Inc. (a)(b)	130,857	39,257
Sera Prognostics, Inc. (a)	110,186	991,674
Seres Therapeutics, Inc. (a)(b)	530,917	530,917
Serina Therapeutics, Inc. (a)(b)	2,883	27,129
Serina Therapeutics, Inc. warrants 7/31/25 (a)	1,744	5,763
Shattuck Labs, Inc. (a)	243,409	1,796,358
Shuttle Pharmaceuticals Holding, Inc. (a)	31,743	16,856
Silo Pharma, Inc. (a)	14,974	31,146
Soleno Therapeutics, Inc. (a)	86,053	3,621,110
Solid Biosciences, Inc. (a)(b)	119,633	988,169
Soligenix, Inc. (a)	41,031	12,925
Sonnet Biotherapeutics Holding (a)(b)	6,317	9,918
Spectrum Pharmaceuticals, Inc. rights (a)(c)	927,702	9
Spero Therapeutics, Inc. (a)	236,709	336,127
SpringWorks Therapeutics, Inc. (a)	363,063	15,052,592
Spruce Biosciences, Inc. (a)(b)	101,202	75,001
Spyre Therapeutics, Inc. (a)	176,050	6,152,948
Spyre Therapeutics, Inc. rights (a)(c)	318,998	3
Stoke Therapeutics, Inc. (a)(b)	159,200	2,327,504
Summit Therapeutics, Inc. (a)(b)	711,181	6,176,607
Surface Oncology, Inc. rights (a)(c)	293,597	3
Surrozen, Inc. (a)(b)	6,514	73,022
Sutro Biopharma, Inc. (a)	310,969	1,313,844
Synaptogenix, Inc. (a)(b)	5,191	23,100
Syndax Pharmaceuticals, Inc. (a)	457,249	8,811,188
Synlogic, Inc. (a)	29,826	46,529
Syros Pharmaceuticals, Inc. (a)(b)	119,337	608,619
T2 Biosystems, Inc. (a)(b)	15,561	79,984
Tango Therapeutics, Inc. (a)	277,992	1,923,705
Taysha Gene Therapies, Inc. (a)	521,253	1,787,898
Tempest Therapeutics, Inc. (a)(b)	68,472	227,327
Tenax Therapeutics, Inc. (a)	1,453	5,027
Tenaya Therapeutics, Inc. (a)	276,600	1,164,486
TG Therapeutics, Inc. (a)	751,340	12,246,842
Tharimmune, Inc. (a)	100	461
Theriva Biologics, Inc. (a)(b)	89,916	22,488
TONIX Pharmaceuticals Holding (a)(b)	348,374	56,750
Tourmaline Bio, Inc.	91,469	1,259,528
TRACON Pharmaceuticals, Inc. (a)(b)	7,907	10,121
TransCode Therapeutics, Inc. (a)(b)	209	371
Travere Therapeutics, Inc. (a)	384,993	2,856,648
Trevena, Inc. (a)(b)	83,904	32,723
TriSalus Life Sciences, Inc. Class A (a)(b)	66,122	473,434
TScan Therapeutics, Inc. (a)	223,450	1,910,498
Turnstone Biologics Corp.	33,874	88,411
Twist Bioscience Corp. (a)	327,037	13,702,850
Tyra Biosciences, Inc. (a)	119,049	1,930,975
Ultragenyx Pharmaceutical, Inc. (a)	465,973	18,704,156
Unicycive Therapeutics, Inc. (a)	139,551	122,805
uniQure B.V. (a)(b)	257,484	1,274,546
United Therapeutics Corp. (a)	266,069	73,203,564
United Therapeutics Corp. rights (a)(c)	110,163	1
UNITY Biotechnology, Inc. (a)	68,360	105,958
Vaccinex, Inc. (a)(b)	782	5,302
Vanda Pharmaceuticals, Inc. (a)	328,666	1,679,483
Vaxart, Inc. (a)(b)	962,607	784,525
Vaxcyte, Inc. (a)	552,872	38,850,315
VBI Vaccines, Inc. (a)(b)	102,555	62,815
Vera Therapeutics, Inc. (a)	246,414	9,361,268
Veracyte, Inc. (a)(b)	430,795	8,938,996
Verastem, Inc. (a)(b)	135,395	536,164
Vericel Corp. (a)	270,853	12,919,688
Verve Therapeutics, Inc. (a)(b)	334,146	1,734,218
Vigil Neuroscience, Inc. (a)	71,806	228,343
Viking Therapeutics, Inc. (a)	605,935	37,725,513
Vincerx Pharma, Inc. (a)	99,079	62,519
Vir Biotechnology, Inc. (a)	485,506	4,986,147
Viracta Therapeutics, Inc. (a)	140,731	98,512
Viridian Therapeutics, Inc. (a)	313,772	3,749,575
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	91,850	19,766
VistaGen Therapeutics, Inc. (a)(b)	147,707	570,149
Vor Biopharma, Inc. (a)(b)	208,548	281,540
Voyager Therapeutics, Inc. (a)	276,908	2,326,027
vTv Therapeutics, Inc. Class A (a)(b)	2,492	58,138
Werewolf Therapeutics, Inc. (a)	142,579	737,133
Windtree Therapeutics, Inc. (a)(b)	757	2,680
X4 Pharmaceuticals, Inc. (a)	776,701	784,468
Xbiotech, Inc. (a)(b)	108,107	783,776
Xencor, Inc. (a)	345,184	8,201,572
Xenetic Biosciences, Inc. (a)(b)	7,918	30,880
Xilio Therapeutics, Inc. (a)(b)	38,708	41,805
XOMA Corp. (a)	45,158	1,164,625
Y-mAbs Therapeutics, Inc. (a)	166,191	2,010,911
Zentalis Pharmaceuticals, Inc. (a)	323,216	3,839,806
Zura Bio Ltd. Class A (a)	150,155	788,314
ZyVersa Therapeutics, Inc. Class A (a)	341	1,688
		1,909,909,372
Health Care Equipment & Supplies - 2.1%
Accelerate Diagnostics, Inc. (a)(b)	95,164	113,245
Accuray, Inc. (a)	567,037	1,003,655
Aethlon Medical, Inc. (a)(b)	12,303	5,376
Alphatec Holdings, Inc. (a)	549,364	5,334,324
Angiodynamics, Inc. (a)	230,251	1,452,884
Apyx Medical Corp. (a)(b)	160,242	264,399
Artivion, Inc. (a)	221,089	5,217,700
Asensus Surgical, Inc. (a)(b)	1,460,622	323,528
Aspira Women's Health, Inc. (a)(b)	35,920	88,722
Atricure, Inc. (a)	266,250	6,001,275
Atrion Corp.	7,616	3,505,264
Autonomix Medical, Inc.	13,611	31,033
Avanos Medical, Inc. (a)	263,322	5,242,741
AxoGen, Inc. (a)	247,734	1,692,023
Axonics, Inc. (a)	287,897	19,315,010
Beyond Air, Inc. (a)(b)	150,140	192,179
BioLase Technology, Inc. (a)(b)	5,387	920
Biomerica, Inc. (a)	78,847	45,779
BioSig Technologies, Inc. (a)(b)	32,033	64,386
Bioventus, Inc. (a)	187,020	1,251,164
Bluejay Diagnostics, Inc. (a)(b)	2,858	1,515
Butterfly Network, Inc. Class A (a)(b)	892,900	888,346
Catheter Precision, Inc. (a)(b)	28,596	14,298
Cerus Corp. (a)	1,035,481	1,853,511
ClearPoint Neuro, Inc. (a)(b)	141,315	767,340
Co.-Diagnostics, Inc. (a)	154,270	161,984
CONMED Corp.	174,270	13,321,199
Cue Health, Inc. (a)(b)	440,178	29,756
Cutera, Inc. (a)(b)	85,851	184,580
CVRx, Inc. (a)	65,497	455,204
CytoSorbents Corp. (a)(b)	264,803	238,349
Delcath Systems, Inc. (a)(b)	129,082	910,028
Dentsply Sirona, Inc.	1,197,895	33,553,039
Dynatronics Corp. (a)(b)	4,071	1,608
Ekso Bionics Holdings, Inc. (a)(b)	64,975	74,721
electroCore, Inc. (a)	29,003	186,489
Electromed, Inc. (a)	39,026	570,560
Embecta Corp.	325,756	4,029,602
ENDRA Life Sciences, Inc. (a)(b)	39,616	10,657
Enovis Corp. (a)	280,834	14,117,525
Envista Holdings Corp. (a)	968,598	18,752,057
Envoy Medical, Inc. Class A (a)(b)	41,932	99,379
Envveno Medical Corp. (a)(b)	67,696	322,910
Femasys, Inc. (a)(b)	107,662	127,041
Fonar Corp. (a)	37,240	580,572
Fractyl Health, Inc. (b)	40,539	273,233
Glaukos Corp. (a)	276,578	31,175,872
Globus Medical, Inc. (a)	653,124	43,831,152
Haemonetics Corp. (a)	286,992	24,130,287
Heartbeam, Inc. (a)	111,358	309,575
Heartsciences, Inc. (a)(b)	424	2,332
Helius Medical Technologies, Inc. (U.S.) (a)	3,132	4,416
Hyperfine, Inc. (a)(b)	311,106	260,085
ICU Medical, Inc. (a)(b)	114,126	12,136,159
Impact Biomedical, Inc. (c)	26,770	0
Inari Medical, Inc. (a)	289,524	14,476,200
Innovative Eyewear, Inc. (a)(b)	33,813	28,575
Inogen, Inc. (a)	132,134	1,096,712
Inspire Medical Systems, Inc. (a)	167,634	26,618,603
Integer Holdings Corp. (a)	188,785	22,888,293
Integra LifeSciences Holdings Corp. (a)	384,836	11,891,432
Intelligent Bio Solutions, Inc. (a)	13,526	31,786
INVO Bioscience, Inc. (a)(b)	12,082	10,391
IRadimed Corp.	42,640	1,810,921
iRhythm Technologies, Inc. (a)	173,795	15,330,457
Iridex Corp. (a)(b)	64,354	156,380
Kewaunee Scientific Corp. (a)	12,585	540,652
Know Labs, Inc. (a)(b)	370,589	211,236
KORU Medical Systems, Inc. (a)	230,220	490,369
Lantheus Holdings, Inc. (a)	388,136	31,761,169
LeMaitre Vascular, Inc.	112,591	8,881,178
LENSAR, Inc. (a)	47,809	224,702
LivaNova PLC (a)	305,684	18,668,122
LogicMark, Inc. (a)	6,300	4,977
Lucid Diagnostics, Inc. (a)(b)	69,824	62,178
Masimo Corp. (a)	251,368	31,295,316
Merit Medical Systems, Inc. (a)	326,946	26,531,668
Microbot Medical, Inc. (a)(b)	57,607	57,607
Milestone Scientific, Inc. (a)(b)	363,362	264,491
Modular Medical, Inc. (a)	75,787	123,533
Myomo, Inc. (a)(b)	132,470	451,723
NanoVibronix, Inc. (a)	9,190	7,436
Neogen Corp. (a)	1,116,051	14,676,071
NeurAxis, Inc. (b)	5,113	16,566
NeuroMetrix, Inc. (a)(b)	4,549	17,195
Neuronetics, Inc. (a)	151,716	291,295
NeuroOne Medical Technologies Corp. (a)(b)	128,430	119,427
NeuroPace, Inc. (a)	57,374	396,454
Nevro Corp. (a)	208,667	1,951,036
Nexalin Technology, Inc. (a)(b)	38,517	26,962
NEXGEL, Inc. (a)	24,223	50,384
Novocure Ltd. (a)	551,123	12,130,217
Nuwellis, Inc. (a)	10,619	2,782
Omnicell, Inc. (a)	257,742	8,399,812
OraSure Technologies, Inc. (a)	414,664	1,961,361
Orchestra BioMed Holdings, Inc. (a)	149,289	1,034,573
Orthofix Medical, Inc. (a)	208,811	2,866,975
OrthoPediatrics Corp. (a)	89,227	2,817,789
Outset Medical, Inc. (a)(b)	290,486	1,083,513
Owlet, Inc. Class A (a)(b)	22,334	82,412
Paragon 28, Inc. (a)(b)	214,402	1,648,751
PAVmed, Inc. (a)(b)	38,637	56,024
Penumbra, Inc. (a)	218,628	41,423,447
Precision Optics Corp., Inc. (a)(b)	27,441	176,446
Predictive Oncology, Inc. (a)(b)	21,075	30,137
Pro-Dex, Inc. (a)(b)	10,667	210,247
PROCEPT BioRobotics Corp. (a)	248,914	16,527,890
Pulmonx Corp. (a)	219,400	1,590,650
Pulse Biosciences, Inc. (a)(b)	100,514	1,160,937
Pulse Biosciences, Inc. rights (a)	100,514	16,920
QuidelOrtho Corp. (a)	279,590	12,355,082
Reshape Lifesciences, Inc. (a)(b)	17,799	4,537
Retractable Technologies, Inc. (a)(b)	70,297	73,812
Rockwell Medical, Inc. (a)(b)	158,381	277,959
RxSight, Inc. (a)	128,232	7,497,725
Sanara Medtech, Inc. (a)(b)	18,026	535,372
SeaStar Medical Holding Corp. (Class A) (a)(b)	396,481	147,253
Semler Scientific, Inc. (a)(b)	29,374	861,539
Senseonics Holdings, Inc. (a)(b)	3,016,437	1,297,068
Sensus Healthcare, Inc. (a)(b)	65,539	355,221
Sharps Technology, Inc. (a)(b)	40,807	15,588
Shockwave Medical, Inc. (a)	209,015	70,020,025
SI-BONE, Inc. (a)	209,411	2,942,225
Sight Sciences, Inc. (a)	168,519	1,105,485
Silk Road Medical, Inc. (a)	221,011	4,804,779
Sintx Technologies, Inc. (a)(b)	109	790
Spectral Ai, Inc. (a)(b)	28,935	48,032
Staar Surgical Co. (a)	275,941	11,459,830
Stereotaxis, Inc. (a)	363,774	702,084
STRATA Skin Sciences, Inc. (a)	86,658	32,185
SurModics, Inc. (a)	80,882	3,401,897
Tactile Systems Technology, Inc. (a)	133,631	1,701,123
Talis Biomedical Corp. (a)	6,986	64,271
Tandem Diabetes Care, Inc. (a)	369,458	18,927,333
Tela Bio, Inc. (a)(b)	86,147	476,393
Tenon Medical, Inc. (a)	11,043	7,744
Thermogenesis Holdings, Inc. (a)(b)	8,600	4,777
Tivic Health Systems, Inc. (a)(b)	7,770	3,200
TransMedics Group, Inc. (a)	184,758	25,200,991
Treace Medical Concepts, Inc. (a)	245,025	1,440,747
UFP Technologies, Inc. (a)	39,846	10,374,305
Utah Medical Products, Inc.	19,622	1,339,986
Varex Imaging Corp. (a)(b)	229,017	3,538,313
Venus Concept, Inc. (a)(b)	15,106	8,006
Vicarious Surgical, Inc. (a)(b)	450,062	141,815
Vivani Medical, Inc. (a)(b)	162,846	265,439
VolitionRx Ltd. (a)	355,086	250,584
Xtant Medical Holdings, Inc. (a)	289,349	208,331
Zimvie, Inc. (a)	151,046	2,514,916
Zomedica Corp. (a)(b)	5,412,790	902,312
Zynex, Inc. (a)(b)	108,228	1,098,514
		765,610,956
Health Care Providers & Services - 1.7%
23andMe Holding Co. Class A (a)(b)	1,735,531	946,212
Acadia Healthcare Co., Inc. (a)	522,349	35,984,623
Accolade, Inc. (a)	401,181	2,840,361
AdaptHealth Corp. (a)	464,758	4,405,906
Addus HomeCare Corp. (a)	91,250	10,476,413
agilon health, Inc. (a)(b)	1,702,364	10,724,893
AirSculpt Technologies, Inc. (a)(b)	66,825	274,651
Alignment Healthcare, Inc. (a)	560,724	4,418,505
Amedisys, Inc. (a)	183,724	16,746,443
American Oncology Network, Inc. Class A, (a)(b)	9,549	31,894
American Shared Hospital Services (a)	17,588	58,216
AMN Healthcare Services, Inc. (a)	213,809	11,960,475
Assure Holdings Corp. (a)(b)	28,544	12,046
Astrana Health, Inc. (a)	238,699	9,889,300
ATI Physical Therapy, Inc. (a)(b)	6,999	33,315
Aveanna Healthcare Holdings, Inc. (a)	289,919	756,689
Biodesix, Inc. (a)	208,491	298,142
BrightSpring Health Services, Inc. (b)	299,487	3,369,229
Brookdale Senior Living, Inc. (a)	1,067,564	7,163,354
CareMax, Inc. Class A (a)(b)	11,291	33,083
Castle Biosciences, Inc. (a)	153,976	3,581,482
Chemed Corp.	85,223	47,245,075
Clover Health Investments Corp. (a)(b)	1,889,000	2,077,900
Community Health Systems, Inc. (a)	691,743	2,739,302
Corvel Corp. (a)	51,189	12,277,682
Cosmos Health, Inc. (a)(b)	58,338	40,236
Cross Country Healthcare, Inc. (a)	188,518	2,850,392
Cryo-Cell International, Inc. (a)(b)	19,269	158,391
DocGo, Inc. Class A (a)(b)	502,780	1,473,145
Encompass Health Corp.	567,124	48,993,842
Enhabit Home Health & Hospice (a)	282,593	2,597,030
Enzo Biochem, Inc. (a)(b)	196,812	234,206
Fulgent Genetics, Inc. (a)	114,706	2,368,679
GeneDx Holdings Corp. Class A (a)(b)	104,004	2,039,518
Guardant Health, Inc. (a)	686,178	18,595,424
HealthEquity, Inc. (a)	486,465	39,734,461
Hims & Hers Health, Inc. (a)	828,312	16,085,819
IMAC Holdings, Inc. (a)(b)	3,710	10,555
InfuSystems Holdings, Inc. (a)	121,466	867,267
Innovage Holding Corp. (a)	106,166	471,377
LifeStance Health Group, Inc. (a)	517,376	2,881,784
Modivcare, Inc. (a)	70,394	1,923,164
MSP Recovery, Inc. Class A (a)(b)	16,880	12,074
National Healthcare Corp.	76,835	8,125,301
National Research Corp. Class A	82,087	2,305,003
NeoGenomics, Inc. (a)	721,384	9,890,175
Neuehealth, Inc. (a)(b)	17,439	104,634
Novo Integrated Sciences, Inc. (a)(b)	66,180	69,489
Nutex Health, Inc. (a)(b)	161,426	110,173
Ontrak, Inc. (a)(b)	12,317	3,092
Opko Health, Inc. (a)(b)	2,509,640	3,438,207
Option Care Health, Inc. (a)	1,004,533	29,955,174
Owens & Minor, Inc. (a)	433,149	7,549,787
P3 Health Partners, Inc. Class A (a)(b)	154,975	77,797
Patterson Companies, Inc.	469,377	11,541,980
Pediatrix Medical Group, Inc. (a)	468,739	3,426,482
Pennant Group, Inc. (a)	170,508	4,013,758
Performant Financial Corp. (a)	394,758	1,211,907
PetIQ, Inc. Class A (a)	146,794	3,047,443
Precipio, Inc. (a)	7,831	45,107
Premier, Inc. Class A	677,104	12,810,808
Privia Health Group, Inc. (a)	581,662	10,103,469
Progyny, Inc. (a)	472,324	12,729,132
Psychemedics Corp.	24,230	58,152
R1 RCM, Inc. (a)	1,116,175	14,354,011
RadNet, Inc. (a)	369,584	21,672,406
Regional Health Properties, Inc. (a)	7,193	17,623
Select Medical Holdings Corp.	595,587	20,577,531
Sonida Senior Living, Inc. (a)	37,664	1,041,033
Star Equity Holdings, Inc. (a)(b)	61,372	52,780
SunLink Health Systems, Inc. (a)(b)	27,999	16,603
Surgery Partners, Inc. (a)	411,996	11,371,090
Syra Health Corp. (b)	25,343	35,227
Talkspace, Inc. Class A (a)	768,805	2,014,269
Tenet Healthcare Corp. (a)	575,988	77,885,097
The Ensign Group, Inc.	318,297	38,590,328
The Joint Corp. (a)	81,095	1,217,236
The Oncology Institute, Inc. (a)	176,097	87,027
U.S. Physical Therapy, Inc.	85,249	8,743,990
Viemed Healthcare, Inc. (a)	194,152	1,438,666
Vivos Therapeutics, Inc. (a)(b)	5,242	10,956
		649,425,498
Health Care Technology - 0.6%
Aclarion, Inc. (a)(b)	1,958	587
Akili, Inc. Class A, (a)	122,152	51,377
American Well Corp. (a)	1,452,106	619,904
Augmedix, Inc. (a)	236,324	216,969
Biotricity, Inc. (a)(b)	34,552	36,971
Bullfrog AI Holdings, Inc. (a)(b)	9,102	26,305
CareCloud, Inc. (a)(b)	50,699	130,803
Certara, Inc. (a)	607,276	10,293,328
DarioHealth Corp. (a)(b)	139,039	198,826
Definitive Healthcare Corp. (a)(b)	281,008	1,494,963
Doximity, Inc. (a)	692,026	19,189,881
Evolent Health, Inc. Class A (a)	653,070	13,838,553
Forian, Inc. (a)	89,353	231,424
GoodRx Holdings, Inc. (a)(b)	446,127	3,511,019
Health Catalyst, Inc. (a)	328,764	2,179,705
Healthcare Triangle, Inc. (a)(b)	8,092	5,664
HealthStream, Inc.	135,560	3,699,432
iCAD, Inc. (a)	131,808	191,122
iCoreConnect, Inc. (b)	50,533	46,996
iSpecimen, Inc. (a)(b)	29,852	12,833
Lifemd, Inc. (a)	161,479	1,332,202
MultiPlan Corp. Class A (a)(b)	1,563,904	839,660
Onemednet Corp. Class A (a)(b)	129,045	312,289
OptimizeRx Corp. (a)	104,265	1,257,436
Phreesia, Inc. (a)	300,355	5,682,717
Schrodinger, Inc. (a)	310,837	6,689,212
SCWorx, Corp. (a)	2,425	5,165
Sharecare, Inc. Class A (a)	1,735,101	1,412,893
Simulations Plus, Inc. (b)	91,328	4,405,663
Streamline Health Solutions, Inc. (a)	246,142	95,995
Teladoc Health, Inc. (a)	940,497	10,571,186
TruBridge, Inc. (a)	82,329	774,716
Trxade Health, Inc. (b)	5,808	37,578
Veeva Systems, Inc. Class A (a)	831,009	144,803,318
		234,196,692
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	590,495	13,238,898
Adaptive Biotechnologies Corp. (a)	619,053	2,135,733
Akoya Biosciences, Inc. (a)(b)	121,326	260,851
Alpha Teknova, Inc. (a)	107,277	188,808
Applied DNA Sciences, Inc. (a)(b)	3,634	2,165
Avantor, Inc. (a)	3,836,979	92,394,454
Azenta, Inc. (a)	315,539	15,937,875
BioLife Solutions, Inc. (a)	202,412	4,347,810
BioNano Genomics, Inc. (a)(b)	199,327	192,949
Bruker Corp.	524,731	34,375,128
Champions Oncology, Inc. (a)(b)	30,216	136,878
ChromaDex, Inc. (a)(b)	302,664	835,353
Codexis, Inc. (a)	398,642	1,347,410
Conduit Pharmaceuticals, Inc. Class A (a)	51,801	157,475
CryoPort, Inc. (a)(b)	277,768	2,855,455
Cytek Biosciences, Inc. (a)(b)	558,783	3,145,948
Fortrea Holdings, Inc.	502,911	12,768,910
Harvard Bioscience, Inc. (a)	229,096	726,234
Inotiv, Inc. (a)(b)	119,256	223,009
Lifecore Biomedical (a)(b)	137,857	805,085
Maravai LifeSciences Holdings, Inc. Class A (a)	622,151	5,394,049
MaxCyte, Inc. (a)	589,465	2,640,803
Medpace Holdings, Inc. (a)	132,454	51,172,278
Mesa Laboratories, Inc.	29,149	2,789,559
Nautilus Biotechnology, Inc. Class A (a)(b)	271,791	744,707
OmniAb, Inc. (a)	540,706	2,346,664
Pacific Biosciences of California, Inc. (a)(b)	1,410,809	2,525,348
Personalis, Inc. (a)	216,229	281,098
Quanterix Corp. (a)	197,797	3,158,818
Quantum-Si, Inc. Class A (a)(b)	494,497	751,635
Rapid Micro Biosystems, Inc. Class A (a)(b)	101,530	81,224
Seer, Inc. (a)	217,527	391,549
Singular Genomics Systems, Inc. (a)	244,492	89,166
Sotera Health Co. (a)	699,200	7,817,056
Standard BioTools, Inc. (a)(b)	1,446,386	3,587,037
Telesis Bio, Inc. (a)(b)	2,584	10,543
		269,857,962
Pharmaceuticals - 1.2%
60 Degrees Pharmaceuticals LLC (b)	7,089	2,070
Aclaris Therapeutics, Inc. (a)	327,302	337,121
Adial Pharmaceuticals, Inc. (a)(b)	3,279	4,755
Alimera Sciences, Inc. (a)	201,136	613,465
Alto Neuroscience, Inc.	47,075	563,017
Amneal Intermediate, Inc. Class A, (a)(b)	643,400	4,297,912
Amphastar Pharmaceuticals, Inc. (a)	211,601	8,957,070
Amylyx Pharmaceuticals, Inc. (a)	236,040	405,989
AN2 Therapeutics, Inc. (a)(b)	90,138	179,375
Anebulo Pharmaceuticals, Inc. (a)(b)	16,865	34,573
ANI Pharmaceuticals, Inc. (a)	85,745	5,564,851
Aquestive Therapeutics, Inc. (a)(b)	288,579	831,108
Artelo Biosciences, Inc. (a)(b)	13,096	17,942
Arvinas Holding Co. LLC (a)	386,202	12,798,734
Assertio Holdings, Inc. (a)(b)	547,561	544,714
Atea Pharmaceuticals, Inc. (a)	437,650	1,606,176
Athira Pharma, Inc. (a)	167,772	439,563
Avenue Therapeutics, Inc. (a)(b)	596	2,050
Axsome Therapeutics, Inc. (a)(b)	220,564	16,196,015
Aytu BioScience, Inc. (a)(b)	29,336	92,408
Biofrontera, Inc. (a)(b)	4,254	4,467
Biote Corp. Class A (a)	177,938	1,185,067
Bright Green Corp. (a)(b)	335,579	92,184
Cadrenal Therapeutics, Inc. (a)	38,212	18,009
Calcimedica, Inc. (a)(b)	41,911	238,054
Cara Therapeutics, Inc. (a)	259,977	168,829
Cassava Sciences, Inc. (a)(b)	225,152	4,960,099
Cingulate, Inc. (a)(b)	2,699	1,892
Citius Pharmaceuticals, Inc. (a)(b)	808,163	563,694
Clearside Biomedical, Inc. (a)	374,433	524,206
CNS Pharmaceuticals, Inc. (a)(b)	22,245	4,809
Cocrystal Pharma, Inc. (a)(b)	34,552	77,742
Cognition Therapeutics, Inc. (a)	99,777	194,565
Collegium Pharmaceutical, Inc. (a)	184,935	6,128,746
Context Therapeutics, Inc. (a)(b)	75,015	148,530
Corcept Therapeutics, Inc. (a)(b)	513,213	15,483,636
CorMedix, Inc. (a)(b)	316,079	1,665,736
Cumberland Pharmaceuticals, Inc. (a)	41,852	61,941
Dare Bioscience, Inc. (a)	588,683	241,360
Durect Corp. (a)(b)	179,774	307,414
Edgewise Therapeutics, Inc. (a)	362,750	6,213,908
Elanco Animal Health, Inc. (a)	2,790,411	49,334,466
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Enliven Therapeutics, Inc. (a)	109,091	2,462,184
Enliven Therapeutics, Inc. rights (a)(c)	72,018	1
Enveric Biosciences, Inc. (a)(b)	11,420	8,908
Esperion Therapeutics, Inc. (a)(b)	882,845	1,906,945
Eton Pharmaceuticals, Inc. (a)(b)	123,361	437,932
Evoke Pharma, Inc. (a)	18,280	8,683
Evolus, Inc. (a)	252,098	3,259,627
Eyenovia, Inc. (a)(b)	189,534	153,143
Eyepoint Pharmaceuticals, Inc. (a)(b)	210,507	2,254,530
Fulcrum Therapeutics, Inc. (a)	281,277	2,208,024
Harmony Biosciences Holdings, Inc. (a)	186,570	5,485,158
Harrow, Inc. (a)(b)	181,746	3,262,341
Hepion Pharmaceuticals, Inc. (a)	23,148	29,166
Hoth Therapeutics, Inc. (a)(b)	17,026	19,920
Igc Pharma, Inc. (a)(b)	194,194	94,572
Ikena Oncology, Inc. (a)	127,066	224,907
Innoviva, Inc. (a)(b)	317,168	5,008,083
Intra-Cellular Therapies, Inc. (a)	543,766	36,562,826
Jaguar Health, Inc. (a)(b)	4,527	19,104
Jazz Pharmaceuticals PLC (a)	356,073	37,476,683
Journey Medical Corp. (a)(b)	43,438	169,408
Kiora Pharmaceuticals, Inc. (a)(b)	34,736	17,125
Lexaria Bioscience Corp. (a)	54,332	211,351
Ligand Pharmaceuticals, Inc.:
Class B (a)	92,672	7,881,754
General CVR (a)	26,087	130
Glucagon CVR (a)	26,087	235
rights (a)	26,087	92
TR Beta CVR (a)	26,087	3,391
Lipocine, Inc. (a)	27,527	190,487
Liquidia Corp. (a)	288,783	3,716,637
Longboard Pharmaceuticals, Inc. (a)	149,638	2,823,669
Lyra Therapeutics, Inc. (a)	185,078	60,706
Marinus Pharmaceuticals, Inc. (a)	311,248	441,972
Mind Medicine (MindMed), Inc. (a)	192,410	1,693,208
MyMD Pharmaceuticals, Inc. (a)(b)	5,282	9,825
Nektar Therapeutics (a)	1,131,718	1,437,282
Neumora Therapeutics, Inc.	87,291	864,181
NovaBay Pharmaceuticals, Inc. (a)(b)	681	2,343
NRX Pharmaceuticals, Inc. (a)(b)	25,407	96,801
Nutriband, Inc. (a)(b)	33,195	180,913
Nuvation Bio, Inc. Class A (a)	825,988	2,560,563
Ocular Therapeutix, Inc. (a)(b)	625,630	3,566,091
Ocuphire Pharma, Inc. (a)(b)	118,606	199,258
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	360,111	1,209,973
OptiNose, Inc. (a)	433,394	468,066
Organon & Co.	1,447,819	30,881,979
Pacira Biosciences, Inc. (a)	262,036	7,947,552
Palisade Bio, Inc. (a)	2,070	9,977
Palisade Bio, Inc. rights (a)(c)	117,971	1
Perrigo Co. PLC	768,203	21,148,629
Petros Pharmaceuticals, Inc. (a)(b)	8,013	4,922
Phathom Pharmaceuticals, Inc. (a)(b)	192,298	1,811,447
Phibro Animal Health Corp. Class A	116,777	2,058,779
Pliant Therapeutics, Inc. (a)	296,193	3,592,821
Prestige Consumer Healthcare, Inc. (a)	280,902	18,064,808
Processa Pharmaceuticals, Inc. (a)(b)	4,275	6,327
ProPhase Labs, Inc. (a)(b)	76,993	396,514
Pulmatrix, Inc. (a)	13,587	25,408
Rani Therapeutics Holdings, Inc. Class A (a)(b)	72,923	401,077
Relmada Therapeutics, Inc. (a)	137,390	412,170
Revance Therapeutics, Inc. (a)(b)	494,068	1,403,153
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	128,596	176,177
Royalty Pharma PLC	2,173,413	59,573,250
Satsuma Pharmaceuticals, Inc. rights (a)(c)	101,138	1
Scilex Holding Co. (a)(h)	338,415	328,939
Scilex Holding Co. (a)(b)	478,722	517,020
scPharmaceuticals, Inc. (a)(b)	124,847	488,152
SCYNEXIS, Inc. (a)(b)	191,421	462,282
Seelos Therapeutics, Inc. (a)(b)	10,383	12,460
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	1,716	1,264
SIGA Technologies, Inc. (b)	223,948	1,675,131
Sonoma Pharmaceuticals, Inc. (a)(b)	29,083	5,953
Supernus Pharmaceuticals, Inc. (a)	308,844	8,375,849
Talphera, Inc. (a)(b)	70,418	72,531
Tarsus Pharmaceuticals, Inc. (a)(b)	150,328	4,954,811
Terns Pharmaceuticals, Inc. (a)	201,939	1,213,653
TFF Pharmaceuticals, Inc. (a)(b)	12,321	25,381
TherapeuticsMD, Inc. (a)(b)	48,243	107,099
Theravance Biopharma, Inc. (a)(b)	196,952	1,697,726
Third Harmonics Bio, Inc. (a)	88,253	1,174,647
Titan Pharmaceuticals, Inc. (a)(b)	2,809	18,006
Traws Pharma, Inc. (a)	103,460	59,386
Traws Pharma, Inc. rights (a)(c)	104,398	1
Trevi Therapeutics, Inc. (a)	218,821	562,370
Ventyx Biosciences, Inc. (a)	268,029	1,281,179
Verrica Pharmaceuticals, Inc. (a)(b)	112,087	953,860
Virpax Pharmaceuticals, Inc. (a)	4,334	3,034
Vyne Therapeutics, Inc. (a)	77,327	196,411
WAVE Life Sciences (a)	481,617	2,976,393
Xeris Biopharma Holdings, Inc. (a)(b)	820,553	1,850,347
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zevra Therapeutics, Inc. (a)(b)	214,634	998,048
		447,723,390
TOTAL HEALTH CARE		4,276,723,870
INDUSTRIALS - 18.1%
Aerospace & Defense - 1.3%
AAR Corp. (a)	188,509	13,382,254
AeroVironment, Inc. (a)	158,675	32,076,151
AerSale Corp. (a)(b)	164,545	1,245,606
Air Industries Group, Inc. (a)(b)	11,693	40,692
Archer Aviation, Inc. Class A (a)(b)	1,051,511	3,438,441
Astra Space, Inc. Class A (a)(b)	106,837	68,376
Astronics Corp. (a)	159,972	3,289,024
BWX Technologies, Inc.	517,822	47,706,941
Byrna Technologies, Inc. (a)(b)	101,798	1,190,019
Cadre Holdings, Inc.	102,742	3,374,047
CPI Aerostructures, Inc. (a)	55,158	129,070
Curtiss-Wright Corp.	216,834	61,324,992
Ducommun, Inc. (a)	76,837	4,470,377
Eve Holding, Inc. (a)(b)	162,625	801,741
HEICO Corp.	260,601	57,793,484
HEICO Corp. Class A	389,213	68,369,156
Hexcel Corp.	477,772	32,904,158
Innovative Solutions & Support, Inc. (a)	54,941	344,480
Intuitive Machines, Inc. Class A (a)(b)	91,971	460,775
Kratos Defense & Security Solutions, Inc. (a)	823,458	17,901,977
Leonardo DRS, Inc. (a)	401,954	9,466,017
Mercury Systems, Inc. (a)	295,010	9,130,560
Momentus, Inc. Class A (a)(b)	30,429	25,560
Moog, Inc. Class A	163,045	27,624,714
National Presto Industries, Inc.	30,518	2,272,981
Optex Systems Holdings, Inc. (a)(b)	27,763	218,495
Park Aerospace Corp.	107,733	1,501,798
Redwire Corp. Class A (a)(b)	115,922	595,839
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,488,378	6,504,212
Sidus Space, Inc. Class A (a)(b)	16,664	47,826
SIFCO Industries, Inc. (a)	25,102	78,318
Spirit AeroSystems Holdings, Inc. Class A (a)	657,643	19,939,736
Terran Orbital Corp. Class A (a)(b)	786,143	721,208
Triumph Group, Inc. (a)	435,628	6,146,711
V2X, Inc. (a)	65,662	3,158,999
Virgin Galactic Holdings, Inc. (a)(b)	2,024,331	1,750,439
VirTra, Inc. (a)(b)	61,707	565,236
Woodward, Inc.	341,235	63,640,328
		503,700,738
Air Freight & Logistics - 0.2%
Air T, Inc. (a)(b)	4,863	123,423
Air Transport Services Group, Inc. (a)	287,904	3,886,704
Forward Air Corp. (b)	175,027	2,940,454
GXO Logistics, Inc. (a)	673,743	33,842,111
Hub Group, Inc. Class A	352,774	15,222,198
Radiant Logistics, Inc. (a)	195,772	1,045,422
		57,060,312
Building Products - 2.2%
AAON, Inc.	381,959	28,666,023
Advanced Drain Systems, Inc.	386,875	67,118,944
Alpha PRO Tech Ltd. (a)(b)	55,001	275,005
American Woodmark Corp. (a)	91,108	7,845,310
Apogee Enterprises, Inc.	125,246	8,137,233
Armstrong World Industries, Inc.	250,238	28,977,560
AZZ, Inc.	165,433	13,876,520
Carlisle Companies, Inc.	275,116	115,078,272
CEA Industrie, Inc. (a)	41,699	27,113
CSW Industrials, Inc.	88,120	22,405,391
Fortune Brands Innovations, Inc.	712,290	49,903,037
Gibraltar Industries, Inc. (a)	171,656	12,953,162
Griffon Corp.	218,236	14,739,659
Hayward Holdings, Inc. (a)	713,270	10,335,282
Insteel Industries, Inc.	111,142	3,653,238
Janus International Group, Inc. (a)	515,842	7,159,887
Jeld-Wen Holding, Inc. (a)	483,144	7,493,563
Jewett-Cameron Trading Ltd. (a)	21,240	113,846
Lennox International, Inc.	181,099	91,020,357
MasterBrand, Inc. (a)	716,283	11,969,089
Owens Corning	503,879	91,237,371
Quanex Building Products Corp.	188,540	6,214,278
Resideo Technologies, Inc. (a)	828,061	17,886,118
Simpson Manufacturing Co. Ltd.	241,771	40,114,644
Tecnoglass, Inc.	116,392	6,123,383
The AZEK Co., Inc. Class A, (a)	826,078	39,618,701
Trex Co., Inc. (a)	616,550	53,319,244
UFP Industries, Inc.	349,819	41,796,374
Zurn Elkay Water Solutions Cor	798,633	25,005,199
		823,063,803
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	356,617	16,857,286
ACCO Brands Corp.	510,438	2,598,129
Acme United Corp.	17,160	609,008
ACV Auctions, Inc. Class A (a)	770,826	13,759,244
American Rebel Holdings, Inc. (a)(b)	18,128	6,073
Aqua Metals, Inc. (a)(b)	557,099	220,611
ARC Document Solutions, Inc.	206,167	550,466
Aris Water Solution, Inc. Class A	144,066	2,214,294
Avalon Holdings Corp. Class A (a)	9,901	23,168
Bitcoin Depot, Inc. Class A (a)(b)	31,602	62,888
Brady Corp. Class A	253,727	17,321,942
Bridger Aerospace Group Holdings, Inc. (a)(b)	60,798	256,568
BrightView Holdings, Inc. (a)	320,899	4,431,615
Casella Waste Systems, Inc. Class A (a)	322,302	32,420,358
CECO Environmental Corp. (a)	166,102	4,157,533
Cimpress PLC (a)	101,209	8,350,755
Clean Harbors, Inc. (a)	284,869	61,699,777
CompX International, Inc. Class A	8,715	209,944
CoreCivic, Inc. (a)	641,256	10,292,159
Deluxe Corp.	248,315	5,644,200
Driven Brands Holdings, Inc. (a)	344,437	3,957,581
DSS, Inc. (a)(b)	16,799	31,078
Ennis, Inc.	148,589	3,124,827
Enviri Corp. (a)	450,669	3,988,421
Fuel Tech, Inc. (a)	118,554	132,780
Greenwave Technology Solutions, Inc. (a)(b)	47,429	1,836
Healthcare Services Group, Inc. (a)	417,980	4,505,824
HNI Corp.	264,980	12,467,309
Interface, Inc.	330,299	5,321,117
JanOne, Inc. (a)(b)	12,743	39,248
Knightscope, Inc. Class A (a)(b)	375,215	106,974
LanzaTech Global, Inc. Class A (a)(b)	461,280	1,222,392
Liquidity Services, Inc. (a)	128,372	2,517,375
Matthews International Corp. Class A	174,481	4,943,047
Millerknoll, Inc.	413,679	11,409,267
Mobile Infrastructure Corp. Class A (a)	48,237	163,041
Montrose Environmental Group, Inc. (a)	157,690	7,413,007
MSA Safety, Inc.	209,188	37,653,840
NL Industries, Inc.	47,608	349,919
Odyssey Marine Exploration, Inc. (a)(b)	99,972	494,861
OpenLane, Inc. (a)	606,392	10,460,262
Perma-Fix Environmental Services, Inc. (a)	67,591	705,650
Pitney Bowes, Inc.	877,968	4,758,587
Quad/Graphics, Inc. Class A	167,071	788,575
Quest Resource Holding Corp. (a)	75,391	666,456
RB Global, Inc.	1,033,738	75,132,078
Royalty Management Holding Corp. Class A (a)(b)	7,282	7,792
Shapeways Holdings, Inc. (a)(b)	18,289	18,655
Steelcase, Inc. Class A	533,092	7,282,037
Stericycle, Inc. (a)	523,801	26,996,704
Team, Inc. (a)	22,047	188,943
Tetra Tech, Inc.	302,681	63,408,643
The Brink's Co.	254,970	26,323,103
The GEO Group, Inc. (a)	693,610	10,085,089
TOMI Environmental Solutions, Inc. (a)	85,440	69,206
UniFirst Corp.	85,709	13,593,447
Vestis Corp.	741,907	9,140,294
Viad Corp. (a)	118,712	4,148,984
Virco Manufacturing Co.	53,380	635,222
VSE Corp.	76,637	6,273,505
Wilhelmina International, Inc. (a)	4,459	24,480
		542,237,474
Construction & Engineering - 1.7%
AECOM	770,513	67,296,605
Ameresco, Inc. Class A (a)(b)	182,546	6,666,580
API Group Corp. (a)	1,201,802	42,832,223
Arcosa, Inc.	276,263	24,286,280
Argan, Inc.	71,534	5,052,446
Bowman Consulting Group Ltd. (a)	61,803	1,994,383
Comfort Systems U.S.A., Inc.	201,838	66,069,651
Concrete Pumping Holdings, Inc. (a)	132,413	949,401
Construction Partners, Inc. Class A (a)	248,416	14,460,295
Dycom Industries, Inc. (a)	165,893	29,854,104
EMCOR Group, Inc.	266,772	103,683,606
Fluor Corp. (a)	965,292	41,893,673
FTE Networks, Inc. (a)(b)(c)	20,159	0
Granite Construction, Inc.	249,124	15,517,934
Great Lakes Dredge & Dock Corp. (a)	377,880	3,457,602
IES Holdings, Inc. (a)	46,945	7,156,765
INNOVATE Corp. (a)(b)	245,962	150,135
Limbach Holdings, Inc. (a)	56,295	3,213,319
MasTec, Inc. (a)	342,381	38,432,267
Matrix Service Co. (a)	137,402	1,659,816
MDU Resources Group, Inc.	1,150,511	29,038,898
MYR Group, Inc. (a)	94,884	14,712,713
Nocera, Inc. (a)(b)	47,134	52,319
Northwest Pipe Co. (a)	57,512	2,041,101
Orion Group Holdings, Inc. (a)(b)	165,443	1,783,476
Primoris Services Corp.	303,456	16,617,251
Safe & Green Holdings Corp. (a)(b)	3,870	14,822
Shimmick Corp. (b)	21,876	42,877
Southland Holdings, Inc. (a)	34,934	205,761
Sterling Construction Co., Inc. (a)	174,637	21,457,648
Tutor Perini Corp. (a)	243,411	5,369,647
Valmont Industries, Inc.	118,198	29,714,977
Willscot Mobile Mini Holdings (a)	1,084,869	42,776,385
		638,454,960
Electrical Equipment - 1.8%
374Water, Inc. (a)(b)	327,310	418,957
Acuity Brands, Inc.	173,339	45,000,538
Advent Technologies Holdings, Inc. Class A (a)(b)	7,297	26,196
Allient, Inc.	80,848	2,190,981
American Superconductor Corp. (a)(b)	205,178	3,935,314
Amprius Technologies, Inc. (a)(b)	96,500	134,135
Array Technologies, Inc. (a)	806,399	11,434,738
Atkore, Inc.	208,337	31,698,475
Babcock & Wilcox Enterprises, Inc. (a)	335,245	392,237
Beam Global (a)(b)	72,914	424,359
Blink Charging Co. (a)(b)	346,330	1,077,086
Bloom Energy Corp. Class A (a)(b)	1,192,588	19,463,036
Broadwind, Inc. (a)	105,560	404,295
ChargePoint Holdings, Inc. Class A (a)(b)	2,001,704	3,362,863
Complete Solaria, Inc. Class A (a)(b)	147,074	257,380
Dragonfly Energy Holdings Corp. (a)(b)	43,334	41,817
Encore Wire Corp.	89,475	25,834,117
Energous Corp. (a)(b)	25,905	36,267
Energy Focus, Inc. (a)	10,188	16,810
Energy Vault Holdings, Inc. Class A (a)(b)	457,405	599,201
EnerSys	228,729	24,666,135
Enovix Corp. (a)(b)	791,807	8,408,990
Eos Energy Enterprises, Inc. (a)(b)	993,736	707,242
Espey Manufacturing & Electronics Corp.	8,114	170,394
ESS Tech, Inc. Class A (a)(b)	469,094	349,663
Expion360, Inc. (a)(b)	19,810	34,866
Fluence Energy, Inc. (a)(b)	332,192	8,347,985
Flux Power Holdings, Inc. (a)(b)	60,968	184,733
FTC Solar, Inc. (a)(b)	381,057	197,426
FuelCell Energy, Inc. (a)(b)	2,584,137	2,320,555
GrafTech International Ltd.	1,079,161	1,780,616
Ideal Power, Inc. (a)	32,384	238,670
KULR Technology Group, Inc. (a)(b)	385,212	125,733
LSI Industries, Inc.	155,654	2,471,786
NeoVolta, Inc. (a)(b)	159,185	401,146
Net Power, Inc. Class A (a)(b)	146,585	1,540,608
Nextracker, Inc. Class A (a)	696,514	38,426,677
NuScale Power Corp. Class A (a)(b)	268,877	2,347,296
Nuvve Holding Corp. (a)(b)	1,670	1,002
nVent Electric PLC	940,131	76,507,861
Ocean Power Technologies, Inc. (a)(b)	302,449	54,501
Orion Energy Systems, Inc. (a)	150,011	144,026
Pineapple Energy, Inc. (a)(b)	37,607	7,145
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)(b)	41,756	159,508
Plug Power, Inc. (a)(b)	3,078,641	10,251,875
Polar Power, Inc. (a)(b)	42,727	18,744
Powell Industries, Inc.	52,470	9,437,254
Preformed Line Products Co.	16,584	2,227,895
Regal Rexnord Corp.	375,627	56,171,262
Sensata Technologies PLC	856,780	35,402,150
Servotronics, Inc. (a)(b)	6,763	79,533
SES AI Corp. Class A (a)(b)	831,588	1,039,485
Shoals Technologies Group, Inc. (a)	961,041	7,563,393
SKYX Platforms Corp. (a)(b)	272,976	248,408
Solidion Technology, Inc. Class A (a)(b)	70,039	146,382
Stem, Inc. (a)(b)	827,305	1,100,316
SunPower Corp. (a)(b)	491,645	1,642,094
Sunrun, Inc. (a)(b)	1,229,590	17,779,871
Thermon Group Holdings, Inc. (a)	190,928	6,445,729
Tigo Energy, Inc. (a)	32,870	49,962
TPI Composites, Inc. (a)(b)	266,078	1,458,107
Turnongreen, Inc. (a)	151	2
Turnongreen, Inc. warrants (a)	252,986	506
Ultralife Corp. (a)	49,890	580,720
Vertiv Holdings Co.	1,989,859	195,145,472
Vicor Corp. (a)	128,106	4,482,429
Westwater Resources, Inc. (a)(b)	252,182	126,948
		667,741,903
Ground Transportation - 1.0%
ArcBest Corp.	133,921	14,131,344
Avis Budget Group, Inc.	104,203	11,851,007
Covenant Transport Group, Inc. Class A	44,571	2,118,460
FTAI Infrastructure LLC	566,077	4,839,958
Getaround, Inc. (a)(b)	279,271	48,593
Heartland Express, Inc.	260,524	2,949,132
Hertz Global Holdings, Inc. (a)(b)	745,439	3,250,114
Knight-Swift Transportation Holdings, Inc. Class A	912,863	44,045,640
Landstar System, Inc.	203,121	36,974,116
Lyft, Inc. (a)	1,960,581	30,604,669
Marten Transport Ltd.	327,986	5,805,352
P.A.M. Transportation Services, Inc. (a)	32,061	532,854
RXO, Inc. (a)	661,661	13,504,501
Ryder System, Inc.	250,920	30,479,252
Saia, Inc. (a)	150,426	61,596,438
Schneider National, Inc. Class B	211,637	4,757,600
U-Haul Holding Co. (a)(b)	73,617	4,654,803
U-Haul Holding Co. (non-vtg.)	537,861	32,696,570
Universal Logistics Holdings, Inc.	39,284	1,718,675
Werner Enterprises, Inc.	357,091	13,415,909
XPO, Inc. (a)	657,958	70,388,347
		390,363,334
Industrial Conglomerates - 0.0%
Ault Alliance, Inc. (a)	183	62
Gaucho Group Holdings, Inc. (a)(b)	2,235	12,449
		12,511
Machinery - 3.4%
3D Systems Corp. (a)	759,388	2,673,046
AGCO Corp.	351,905	37,769,964
AgEagle Aerial Systems, Inc. (a)(b)	24,258	16,886
Agrify Corp. (a)(b)	8,478	2,425
Alamo Group, Inc.	58,783	11,168,182
Albany International Corp. Class A	176,906	15,518,194
Allison Transmission Holdings, Inc.	506,601	38,405,422
Art's-Way Manufacturing Co., Inc. (a)	18,679	32,501
Astec Industries, Inc.	129,650	4,212,329
Atmus Filtration Technologies, Inc. (b)	470,003	14,494,893
Barnes Group, Inc.	285,966	11,006,831
Blue Bird Corp. (a)	98,350	5,606,934
Chart Industries, Inc. (a)	238,187	37,402,505
Chicago Rivet & Machine Co.	4,507	71,710
ClearSign Combustion Corp. (a)	209,824	174,133
CNH Industrial NV	5,496,368	58,041,646
Columbus McKinnon Corp. (NY Shares)	163,372	6,387,845
Commercial Vehicle Group, Inc. (a)	168,944	913,987
Crane Co.	276,828	41,269,518
Desktop Metal, Inc. (a)(b)	1,450,470	817,630
Donaldson Co., Inc.	680,498	50,139,093
Douglas Dynamics, Inc.	132,546	3,295,094
Eastern Co.	34,120	923,970
Energy Recovery, Inc. (a)	322,412	4,352,562
Enerpac Tool Group Corp. Class A	305,791	12,023,702
EnPro Industries, Inc.	118,758	18,200,851
ESAB Corp.	322,176	33,126,136
ESCO Technologies, Inc.	146,662	16,005,224
Federal Signal Corp.	345,646	31,806,345
Flowserve Corp.	742,886	36,921,434
Franklin Electric Co., Inc.	224,391	22,322,417
FreightCar America, Inc. (a)	74,129	275,760
Gates Industrial Corp. PLC (a)	1,046,752	18,234,420
Gencor Industries, Inc. (a)	60,887	1,179,381
Gorman-Rupp Co.	138,374	4,779,438
Graco, Inc.	955,703	77,173,017
Graham Corp. (a)	58,440	1,580,802
Helios Technologies, Inc.	186,884	9,359,151
Hillenbrand, Inc.	398,219	18,513,201
Hillman Solutions Corp. Class A (a)	1,111,489	10,214,584
Hurco Companies, Inc.	34,022	606,952
Hydrofarm Holdings Group, Inc. (a)	206,719	163,515
Hyliion Holdings Corp. Class A (a)(b)	747,752	1,106,673
Hyster-Yale Materials Handling, Inc. Class A	62,680	4,549,941
Hyzon Motors, Inc. Class A (a)(b)	457,320	243,523
Ideanomics, Inc. (a)(b)	69,335	69,335
ITT, Inc.	466,847	62,034,629
John Bean Technologies Corp.	180,037	17,198,935
Kadant, Inc.	66,491	19,017,091
Kennametal, Inc.	450,911	11,610,958
L.B. Foster Co. Class A (a)	56,779	1,557,448
Laser Photonics Corp. (a)(b)	16,251	32,827
Lincoln Electric Holdings, Inc.	324,428	63,704,682
Lindsay Corp.	62,695	7,198,640
LiqTech International, Inc. (a)(b)	20,939	55,488
Luxfer Holdings PLC sponsored	155,587	1,916,832
Manitex International, Inc. (a)	80,478	498,964
Manitowoc Co., Inc. (a)	200,498	2,492,190
Markforged Holding Corp. Class A (a)(b)	635,069	266,920
Mayville Engineering Co., Inc. (a)	58,399	935,552
Microvast Holdings, Inc. (a)(b)	1,276,490	477,280
Middleby Corp. (a)	303,463	39,119,415
Miller Industries, Inc.	65,326	3,971,821
Mueller Industries, Inc.	643,322	37,898,099
Mueller Water Products, Inc. Class A	886,310	16,449,914
Nauticus Robotics, Inc. (a)(b)	99,383	13,516
Nikola Corp. (a)(b)	5,975,888	3,059,057
NN, Inc. (a)(b)	245,416	797,602
Nuburu, Inc. Class A (a)(b)	39,277	6,677
Nxu, Inc. (b)	10,000	4,565
Omega Flex, Inc.	19,364	1,146,542
Oshkosh Corp.	370,838	42,175,406
Palladyne AI Corp. Class A (a)(b)	63,578	123,977
Park-Ohio Holdings Corp.	44,913	1,174,475
Perma-Pipe International Holdings, Inc. (a)	38,931	348,432
Proto Labs, Inc. (a)	146,781	4,545,808
RBC Bearings, Inc. (a)	164,341	48,526,610
REV Group, Inc.	222,016	6,085,459
Shyft Group, Inc. (The)	181,475	2,299,288
SPX Technologies, Inc. (a)	258,827	36,085,660
Standex International Corp.	67,186	11,301,357
Symbotic, Inc. (a)(b)	191,025	7,558,859
Taylor Devices, Inc. (a)	15,364	782,335
TechPrecision Corp. (a)	40,703	142,053
Tennant Co.	105,447	10,825,189
Terex Corp.	379,212	22,627,580
The Greenbrier Companies, Inc.	177,051	9,782,068
Timken Co.	367,569	31,938,070
Titan International, Inc. (a)	289,994	2,398,250
Toro Co.	591,046	47,395,979
Trinity Industries, Inc.	463,988	14,592,423
Twin Disc, Inc.	61,592	872,759
Urban-Gro, Inc. (a)(b)	39,251	52,989
Velo3D, Inc. (a)	874,847	131,227
Wabash National Corp.	257,833	5,829,604
Watts Water Technologies, Inc. Class A	154,909	30,847,029
Xos, Inc. Class A (a)(b)	11,482	91,167
		1,293,152,799
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd.	241,889	5,447,340
Kirby Corp. (a)	334,858	41,579,318
Matson, Inc.	197,914	25,372,575
Pangaea Logistics Solutions Ltd.	197,029	1,629,430
		74,028,663
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	714,352	30,017,071
Allegiant Travel Co.	81,229	4,321,383
Blade Air Mobility, Inc. (a)(b)	296,427	892,245
flyExclusive, Inc. Class A (a)(b)	17,316	93,506
Frontier Group Holdings, Inc. (a)(b)	227,103	1,242,253
Hawaiian Holdings, Inc. (a)	293,579	4,010,289
Jet.Ai, Inc. Class A (a)	20,689	13,055
JetBlue Airways Corp. (a)(b)	1,882,348	10,522,325
Joby Aviation, Inc. (a)(b)	2,094,626	10,200,829
Mesa Air Group, Inc. (a)(b)	175,398	213,986
SkyWest, Inc. (a)	232,112	17,331,803
Spirit Airlines, Inc. (b)	620,081	2,263,296
Sun Country Airlines Holdings, Inc. (a)	221,438	2,345,028
Surf Air Mobility, Inc. (b)	341,594	117,508
Volato Group, Inc. (b)	68,053	81,664
Wheels Up Experience, Inc. Class A (a)(b)	120,086	323,031
		83,989,272
Professional Services - 2.5%
Alight, Inc. Class A (a)	2,070,087	16,043,174
Asure Software, Inc. (a)(b)	133,634	1,011,609
Barrett Business Services, Inc.	37,241	4,928,474
BGSF, Inc.	55,531	385,940
BlackSky Technology, Inc. Class A (a)(b)	469,653	511,922
Booz Allen Hamilton Holding Corp. Class A	735,210	111,906,314
CACI International, Inc. Class A (a)	126,393	53,651,301
CBIZ, Inc. (a)	281,137	21,315,807
Clarivate PLC (a)(b)	2,445,369	13,938,603
Concentrix Corp.	266,633	16,352,602
Conduent, Inc. (a)	953,614	3,337,649
CRA International, Inc.	39,750	6,994,808
CSG Systems International, Inc.	158,889	6,856,060
DLH Holdings Corp. (a)	71,826	822,408
Dun & Bradstreet Holdings, Inc.	1,319,469	12,653,708
Exela Technologies, Inc. (a)(b)	32,977	79,145
ExlService Holdings, Inc. (a)	935,055	27,920,742
Exponent, Inc.	287,200	27,318,464
Falcon's Beyond Global, Inc. Class A (b)	25,104	246,521
First Advantage Corp. (b)	287,804	4,622,132
FiscalNote Holdings, Inc. Class A (a)(b)	382,887	490,095
Forrester Research, Inc. (a)	65,790	1,183,562
Franklin Covey Co. (a)	65,589	2,426,793
FTI Consulting, Inc. (a)	197,239	42,366,937
Gee Group, Inc. (a)	554,680	185,263
Genpact Ltd.	933,496	30,861,378
Heidrick & Struggles International, Inc.	115,000	3,942,200
Hirequest, Inc. (b)	30,190	393,376
HireRight Holdings Corp. (a)	64,812	926,812
Hudson Global, Inc. (a)	13,395	204,408
Huron Consulting Group, Inc. (a)	105,641	9,329,157
ICF International, Inc.	97,909	13,976,510
Innodata, Inc. (a)(b)	141,578	1,786,714
Insperity, Inc.	200,539	18,995,054
KBR, Inc.	763,863	50,155,245
Kelly Services, Inc. Class A (non-vtg.)	180,771	3,929,962
Kforce, Inc.	100,801	6,230,510
Korn Ferry	298,193	19,662,846
LegalZoom.com, Inc. (a)	672,031	5,900,432
ManpowerGroup, Inc.	276,299	20,617,431
Mastech Digital, Inc. (a)	26,840	214,988
Maximus, Inc.	345,253	29,726,283
MISTRAS Group, Inc. (a)	113,964	974,392
NV5 Global, Inc. (a)	72,200	6,785,356
Parsons Corp. (a)	231,502	17,628,877
Paycor HCM, Inc. (a)	365,430	4,520,369
Paylocity Holding Corp. (a)	245,791	34,944,106
Planet Labs PBC Class A (a)(b)	1,131,589	2,104,756
Professional Diversity Network, Inc. (a)	24,380	12,336
RCM Technologies, Inc. (a)(b)	31,340	622,099
Recruiter.com Group, Inc. (a)(b)	3,837	6,638
Resources Connection, Inc.	184,390	2,111,266
Science Applications International Corp.	294,659	39,675,834
ShiftPixy, Inc. (a)	904	1,428
Skillsoft Corp. (a)(b)	23,457	226,595
Spire Global, Inc. (a)(b)	102,891	941,453
SS&C Technologies Holdings, Inc.	1,218,762	75,624,182
Staffing 360 Solutions, Inc. (a)(b)	14,201	4,546
Steel Connect, Inc. (a)	18,787	209,475
Sterling Check Corp. (a)	167,156	2,570,859
TaskUs, Inc. (a)	111,117	1,590,084
TransUnion	1,098,693	79,018,001
TriNet Group, Inc.	177,252	18,428,890
TrueBlue, Inc. (a)	178,390	1,926,612
Ttec Holdings, Inc.	110,331	692,879
Upwork, Inc. (a)	706,958	7,472,546
Verra Mobility Corp. (a)	942,722	25,114,114
Where Food Comes From, Inc. (a)(b)	13,653	172,574
Willdan Group, Inc. (a)	73,490	2,386,955
		920,170,561
Trading Companies & Distributors - 2.2%
Air Lease Corp. Class A	585,430	27,889,885
Alta Equipment Group, Inc.	134,825	1,137,923
Applied Industrial Technologies, Inc.	218,945	42,256,385
Beacon Roofing Supply, Inc. (a)	358,781	34,823,284
BlueLinx Corp. (a)	49,741	5,117,851
Boise Cascade Co.	224,436	30,812,818
Core & Main, Inc. (a)	966,550	55,634,618
Custom Truck One Source, Inc. Class A (a)	351,698	1,677,599
Distribution Solutions Group I (a)(b)	61,691	2,059,246
DNOW, Inc. (a)	600,142	8,756,072
DXP Enterprises, Inc. (a)	75,408	3,746,269
EVI Industries, Inc.	31,266	655,023
Ferguson PLC	1,155,326	237,696,771
FGI Industries Ltd. (a)(b)	5,589	5,701
FTAI Aviation Ltd.	568,957	47,974,454
GATX Corp.	200,466	27,656,289
Global Industrial Co.	73,474	2,542,935
GMS, Inc. (a)	225,466	21,184,785
H&E Equipment Services, Inc.	178,534	8,457,156
Herc Holdings, Inc.	160,161	23,234,556
Hudson Technologies, Inc. (a)	223,511	1,991,483
iPower, Inc. (a)(b)	69,727	162,464
Karat Packaging, Inc.	31,541	900,180
McGrath RentCorp.	138,667	15,111,930
Mega Matrix Corp. (a)(b)	137,219	275,810
MRC Global, Inc. (a)	477,330	6,343,716
MSC Industrial Direct Co., Inc. Class A	257,829	22,147,511
Rush Enterprises, Inc.:
Class A	391,699	17,677,376
Class B	5,586	236,120
SiteOne Landscape Supply, Inc. (a)	255,500	39,556,510
Titan Machinery, Inc. (a)	114,304	2,151,201
Transcat, Inc. (a)	50,154	6,389,620
Watsco, Inc.	177,101	84,105,265
WESCO International, Inc.	248,779	44,653,343
Willis Lease Finance Corp.	12,528	815,949
Xometry, Inc. (a)(b)	232,950	3,573,453
		829,411,551
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	63,285	649,937
TOTAL INDUSTRIALS		6,824,037,818
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.4%
Actelis Networks, Inc. (a)	8,843	3,856
ADTRAN Holdings, Inc.	406,854	2,258,040
Applied Optoelectronics, Inc. (a)(b)	191,553	2,009,391
Aviat Networks, Inc. (a)	71,900	2,222,429
BK Technologies Corp. (a)	10,503	139,270
CalAmp Corp. (a)(b)	5,957	15,905
Calix, Inc. (a)	329,849	11,775,609
Cambium Networks Corp. (a)	69,305	222,469
Ciena Corp. (a)	821,514	39,572,329
Clearfield, Inc. (a)(b)	72,223	2,763,252
ClearOne, Inc.	53,610	40,481
CommScope Holding Co., Inc. (a)	1,204,786	1,734,892
Comtech Telecommunications Corp. (a)	164,334	409,192
Digi International, Inc. (a)	206,263	5,024,567
DZS, Inc. (a)	121,245	178,230
EMCORE Corp. (a)(b)	39,028	31,574
Extreme Networks, Inc. (a)	730,900	8,149,535
Franklin Wireless Corp. (a)	51,665	155,512
Genasys, Inc. (a)	243,032	442,318
Harmonic, Inc. (a)	634,384	7,758,516
Infinera Corp. (a)(b)	1,134,826	6,491,205
Inseego Corp. (a)(b)	48,338	466,945
KVH Industries, Inc. (a)	82,911	429,479
Lantronix, Inc. (a)	165,861	660,127
Lumentum Holdings, Inc. (a)	382,123	16,622,351
Minim, Inc. (a)(b)	11,966	39,607
NETGEAR, Inc. (a)	168,708	2,329,857
NetScout Systems, Inc. (a)	401,933	8,255,704
Network-1 Security Solutions, Inc.	76,628	137,164
Ondas Holdings, Inc. (a)(b)	254,036	184,024
Optical Cable Corp. (a)	36,094	101,785
Ribbon Communications, Inc. (a)	504,599	1,584,441
Ubiquiti, Inc. (b)	24,062	3,444,716
ViaSat, Inc. (a)(b)	426,262	7,199,565
Viavi Solutions, Inc. (a)	1,261,292	9,484,916
Vislink Technologies, Inc. (a)(b)	10,703	50,518
		142,389,771
Electronic Equipment, Instruments & Components - 2.0%
908 Devices, Inc. (a)(b)	132,371	833,937
Advanced Energy Industries, Inc.	210,768	22,642,806
Aeva Technologies, Inc. (a)	148,484	479,603
AEye, Inc. Class A (a)	20,699	69,963
Airgain, Inc. (a)(b)	44,185	231,971
Akoustis Technologies, Inc. (a)(b)	584,027	125,566
Alpine 4 Holdings, Inc. Class A, (a)(b)	101,224	49,671
AmpliTech Group, Inc. (a)(b)	41,362	47,566
Arlo Technologies, Inc. (a)	538,799	7,656,334
Arrow Electronics, Inc. (a)	305,417	40,104,306
Astrotech Corp. (a)	7,524	70,726
Avnet, Inc.	511,924	27,951,050
Badger Meter, Inc.	166,326	32,094,265
Bel Fuse, Inc.:
Class A	3,750	322,163
Class B (non-vtg.)	63,926	4,359,753
Belden, Inc.	235,697	22,553,846
Benchmark Electronics, Inc.	203,331	8,757,466
Cemtrex, Inc. (a)(b)	4,441	1,654
Cepton, Inc. (a)(b)	25,225	67,855
Climb Global Solutions, Inc.	21,829	1,256,696
Coda Octopus Group, Inc. (a)(b)	30,578	198,757
Cognex Corp.	974,691	44,367,934
Coherent Corp. (a)	748,197	42,692,121
CPS Technologies Corp. (a)	61,416	106,250
Crane NXT Co.	273,575	17,295,412
CTS Corp.	177,015	9,372,944
Daktronics, Inc. (a)(b)	232,809	2,598,148
Data I/O Corp. (a)	41,200	117,420
Digital Ally, Inc. (a)(b)	15,008	46,075
Electro-Sensors, Inc. (a)	9,516	38,635
ePlus, Inc. (a)	151,823	11,362,433
Evolv Technologies Holdings, Inc. (a)(b)	450,241	1,287,689
Fabrinet (a)	205,817	49,299,346
FARO Technologies, Inc. (a)	108,274	2,027,972
Focus Universal, Inc. (a)	139,959	32,470
Frequency Electronics, Inc. (a)	37,489	337,401
Identiv, Inc. (a)	117,687	511,938
Insight Enterprises, Inc. (a)	156,728	30,640,324
Interlink Electronics, Inc.	18,377	83,432
IPG Photonics Corp. (a)	167,162	14,497,960
Iteris, Inc. (a)	249,731	1,131,281
Itron, Inc. (a)	257,773	27,723,486
KEY Tronic Corp. (a)	63,169	264,678
Kimball Electronics, Inc. (a)	142,094	3,256,794
Knowles Corp. (a)	503,671	8,824,316
LGL Group, Inc. (a)	16,060	81,264
LGL Group, Inc. warrants 11/16/25 (a)	6,067	1,335
LightPath Technologies, Inc. Class A (a)	207,220	269,386
Lightwave Logic, Inc. (a)(b)	670,638	2,065,565
Littelfuse, Inc.	140,898	36,154,427
Luna Innovations, Inc. (a)(b)	186,399	622,573
M-Tron Industries, Inc. (a)(b)	11,760	426,888
Methode Electronics, Inc.	203,812	2,400,905
MicroVision, Inc. (a)(b)	1,086,914	1,282,559
Mirion Technologies, Inc. Class A (a)	1,021,126	11,089,428
Movella Holdings, Inc. Class A (a)	137,465	3,849
MultiSensor AI Holdings, Inc. (a)(b)	31,744	68,567
Napco Security Technologies, Inc.	164,945	8,189,519
Neonode, Inc. (a)(b)	59,755	190,618
nLIGHT, Inc. (a)	266,007	3,497,992
Nortech Systems, Inc. (a)	5,210	60,749
Novanta, Inc. (a)	202,890	32,900,642
OSI Systems, Inc. (a)	88,373	12,702,735
Ouster, Inc. Class A (a)(b)	200,628	2,347,348
Par Technology Corp. (a)(b)	158,021	7,050,897
PC Connection, Inc.	64,041	4,331,733
Plexus Corp. (a)	156,086	17,191,312
Powerfleet, Inc. (a)	556,310	2,954,006
Presto Automation, Inc. (a)(b)	135,450	14,480
Red Cat Holdings, Inc. (a)(b)	315,828	315,828
Research Frontiers, Inc. (a)	156,070	329,308
RF Industries Ltd. (a)	43,359	139,182
Richardson Electronics Ltd.	62,517	699,565
Rogers Corp. (a)	95,011	11,211,298
Sanmina Corp. (a)	315,852	21,648,496
ScanSource, Inc. (a)	143,305	6,796,956
Sigmatron International, Inc. (a)	26,812	130,574
Smartrent, Inc. (a)(b)	1,032,802	2,437,413
Sobr Safe, Inc. (a)(b)	81,156	25,921
Sono-Tek Corp. (a)	60,231	269,835
Spectaire Holdings, Inc. Class A (a)(b)	30,405	10,672
Strong Global Entertainment, Inc. (b)	5,600	9,688
Syntec Optics Holdings, Inc. Class A (a)	30,063	91,692
Taitron Components, Inc. Class A (sub. vtg.)	24,769	71,582
TD SYNNEX Corp.	440,596	57,647,581
TTM Technologies, Inc. (a)	579,945	10,786,977
Universal Security Instruments, Inc. (a)	11,513	18,075
VerifyMe, Inc. (a)(b)	45,709	64,907
Vishay Intertechnology, Inc.	716,027	16,919,718
Vishay Precision Group, Inc. (a)	71,267	2,406,687
Vontier Corp.	872,446	34,880,391
Vuzix Corp. (a)(b)	317,883	425,963
Wrap Technologies, Inc. (a)(b)	169,577	247,582
		751,277,081
IT Services - 2.3%
Applied Digital Corp. (a)(b)	436,967	1,848,370
ASGN, Inc. (a)	267,303	25,102,425
Backblaze, Inc. Class A (a)	192,774	1,177,849
BigBear.ai Holdings, Inc. (a)(b)	288,162	432,243
BigCommerce Holdings, Inc. (a)(b)	381,155	3,140,717
Brightcove, Inc. (a)	240,787	503,245
Castellum, Inc. (a)(b)	109,207	23,840
Ciso Global, Inc. (a)	20,481	14,873
Cloudflare, Inc. (a)	1,690,590	114,436,037
Couchbase, Inc. (a)	172,385	3,907,968
Crexendo, Inc. (a)	58,137	188,945
CSP, Inc.	35,929	531,390
Data Storage Corp. (a)(b)	22,857	163,199
DecisionPoint Systems, Inc. (a)	28,772	290,309
Digitalocean Holdings, Inc. (a)(b)	287,736	10,660,619
DXC Technology Co. (a)	1,035,137	16,096,380
Edgio, Inc. (a)(b)	17,617	164,014
Fastly, Inc. Class A (a)	680,099	5,331,976
GoDaddy, Inc. (a)	797,586	111,366,933
Grid Dynamics Holdings, Inc. (a)	317,667	3,017,837
Hackett Group, Inc.	140,678	3,138,526
Information Services Group, Inc.	172,837	551,350
Kyndryl Holdings, Inc. (a)	1,304,111	34,702,394
MongoDB, Inc. Class A (a)	409,359	96,633,286
Okta, Inc. (a)	895,152	79,382,079
Perficient, Inc. (a)	197,148	14,618,524
Rackspace Technology, Inc. (a)(b)	366,430	718,203
Research Solutions, Inc. (a)	119,262	311,274
Snowflake, Inc. (a)	1,866,515	254,182,013
Squarespace, Inc. Class A (a)	289,270	12,727,880
The Glimpse Group, Inc. (a)(b)	51,412	56,553
Thoughtworks Holding, Inc. (a)	526,575	1,453,347
TSR, Inc. (a)	7,611	100,465
Tucows, Inc. (a)(b)	56,430	1,280,961
Twilio, Inc. Class A (a)	1,025,425	58,859,395
Unisys Corp. (a)	390,491	1,675,206
WaveDancer, Inc. (a)(b)	7,859	18,233
WidePoint Corp. (a)(b)	35,167	94,599
Xti Aerospace, Inc. (a)(b)	10,095	9,439
		858,912,896
Semiconductors & Semiconductor Equipment - 3.0%
ACM Research, Inc. Class A, (a)	265,379	5,732,186
AEHR Test Systems (a)(b)	151,331	1,741,820
Allegro MicroSystems LLC (a)	404,111	12,179,906
Alpha & Omega Semiconductor Ltd. (a)	129,191	3,786,588
Ambarella, Inc. (a)	213,145	12,417,828
Amkor Technology, Inc.	583,521	19,016,949
Amtech Systems, Inc. (a)	63,378	406,887
Ascent Solar Technologies, Inc. (a)	103	12
Atomera, Inc. (a)(b)	149,283	621,017
Axcelis Technologies, Inc. (a)	185,267	20,840,685
AXT, Inc. (a)	220,562	840,341
CEVA, Inc. (a)	134,424	2,677,726
Cirrus Logic, Inc. (a)	305,816	35,077,095
Cohu, Inc. (a)	269,441	8,686,778
Credo Technology Group Holding Ltd. (a)	712,900	18,585,303
CVD Equipment Corp. (a)	29,235	128,634
Diodes, Inc. (a)	259,774	19,257,047
Entegris, Inc.	851,869	107,633,648
Everspin Technologies, Inc. (a)	97,121	578,841
FormFactor, Inc. (a)	441,107	24,137,375
GSI Technology, Inc. (a)(b)	86,682	225,373
Ichor Holdings Ltd. (a)	166,779	6,335,934
Impinj, Inc. (a)	128,789	21,078,896
indie Semiconductor, Inc. (a)(b)	774,202	5,163,927
Intest Corp. (a)	62,746	624,950
Kopin Corp. (a)(b)	581,780	466,529
Kulicke & Soffa Industries, Inc.	318,499	14,545,849
Lattice Semiconductor Corp. (a)	781,518	58,019,896
MACOM Technology Solutions Holdings, Inc. (a)	310,558	31,409,836
Marvell Technology, Inc.	4,899,310	337,121,521
MaxLinear, Inc. Class A (a)	419,308	7,451,103
Meta Materials, Inc. (a)(b)	29,215	114,815
MKS Instruments, Inc.	356,071	45,075,028
Mobix Labs, Inc. (a)(b)	123,365	256,599
Navitas Semiconductor Corp. Class A (a)(b)	714,732	2,794,602
NVE Corp.	27,683	2,146,263
Onto Innovation, Inc. (a)	278,149	60,274,888
PDF Solutions, Inc. (a)	173,536	6,077,231
Peraso, Inc. (a)(b)	1,965	2,496
Photronics, Inc. (a)	355,549	9,724,265
Pixelworks, Inc. (a)(b)	280,863	300,523
Power Integrations, Inc.	321,331	24,424,369
QuickLogic Corp. (a)(b)	79,415	1,028,424
Rambus, Inc. (a)	609,359	33,673,178
Rigetti Computing, Inc. Class A (a)(b)	602,084	632,188
Semtech Corp. (a)(b)	364,564	14,177,894
Silicon Laboratories, Inc. (a)	180,851	22,817,971
SiTime Corp. (a)	98,872	12,044,587
SkyWater Technology, Inc. (a)(b)	111,135	840,181
SMART Global Holdings, Inc. (a)	293,449	6,039,180
SolarEdge Technologies, Inc. (a)	320,795	15,715,747
SPI Energy Co. Ltd. (a)	127,769	72,828
Synaptics, Inc. (a)	222,105	20,813,460
Transphorm, Inc. (a)	124,581	595,497
Trio-Tech International (a)	12,704	80,797
Ultra Clean Holdings, Inc. (a)	253,070	11,737,387
Universal Display Corp.	246,597	43,327,093
Veeco Instruments, Inc. (a)(b)	320,526	13,029,382
WiSA Technologies, Inc. (a)(b)	194	382
Wolfspeed, Inc. (a)(b)	710,814	18,267,920
		1,142,875,655
Software - 9.4%
8x8, Inc. (a)	702,427	1,917,626
A10 Networks, Inc.	397,879	6,027,867
ACI Worldwide, Inc. (a)	615,837	22,176,290
Adeia, Inc.	608,883	7,203,086
Agilysys, Inc. (a)	113,875	10,871,646
Airship AI Holdings, Inc. Class A (a)(b)	74,794	311,891
Alarm.com Holdings, Inc. (a)	282,568	18,482,773
Alkami Technology, Inc. (a)	228,037	6,255,055
Altair Engineering, Inc. Class A (a)(b)	309,685	27,044,791
American Software, Inc. Class A	186,158	1,909,981
Amplitude, Inc. Class A, (a)	404,031	3,603,957
AppFolio, Inc. Class A, (a)	115,853	26,451,557
Appian Corp. Class A (a)	237,087	6,730,900
AppLovin Corp. Class A, (a)	1,031,317	84,031,709
Arteris, Inc. (a)	116,631	952,875
Asana, Inc. (a)(b)	466,833	6,092,171
Aspen Technology, Inc. (a)	158,373	33,361,272
Atlassian Corp. PLC Class A, (a)	892,042	139,925,708
Auddia, Inc. (a)(b)	3,531	4,237
AudioEye, Inc. (a)(b)	40,237	965,688
Aurora Innovation, Inc. Class A, (a)(b)	4,475,126	10,695,551
Authid, Inc. (a)(b)	44,698	345,963
AvePoint, Inc. (a)	534,492	4,821,118
Aware, Inc. (a)	72,871	132,625
Bentley Systems, Inc. Class B	1,303,728	65,499,295
Bill Holdings, Inc. (a)	542,141	28,218,439
Bio-Key International, Inc. (a)(b)	3,418	6,494
Blackbaud, Inc. (a)	238,067	18,554,942
Blackboxstocks, Inc. (a)(b)	9,951	29,455
BlackLine, Inc. (a)	288,048	13,745,651
Blend Labs, Inc. (a)(b)	943,677	2,595,112
Box, Inc. Class A (a)(b)	812,448	22,139,208
Braze, Inc. (a)	288,802	10,873,395
Bridgeline Digital, Inc. (a)	49,097	57,443
BTCS, Inc. (a)	51,000	81,600
BTCS, Inc. Series V (c)	38,570	0
C3.ai, Inc. (a)(b)	539,199	15,944,114
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,843,259	20,607,636
Cerence, Inc. (a)(b)	236,770	814,489
Cipher Mining, Inc. (a)(b)	249,631	926,131
Cleanspark, Inc. (a)(b)	1,125,529	18,087,251
Clear Secure, Inc.	481,072	8,125,306
Clearwater Analytics Holdings, Inc. (a)	814,320	15,455,794
CommVault Systems, Inc. (a)	247,433	26,620,079
Confluent, Inc. (a)	1,243,152	32,284,657
Consensus Cloud Solutions, Inc. (a)	102,343	1,931,212
CoreCard Corp. (a)(b)	34,689	484,258
Crowdstrike Holdings, Inc. (a)	1,289,973	404,625,790
CS Disco, Inc. (a)	142,555	833,947
CXApp, Inc. Class A (a)(b)	49,675	117,233
Cyngn, Inc.	136,050	12,272
D-Wave Quantum, Inc. (a)(b)	446,109	602,247
Daily Journal Corp. (a)	5,507	2,087,153
Datadog, Inc. Class A (a)	1,712,761	188,712,007
DatChat, Inc. (a)(b)	11,423	13,936
Dave, Inc. (a)(b)	35,666	1,607,110
Digimarc Corp. (a)(b)	79,746	2,140,383
Digital Turbine, Inc. (a)	524,721	991,723
DocuSign, Inc. (a)	1,155,112	63,230,831
Dolby Laboratories, Inc. Class A	336,585	27,266,751
Domo, Inc. Class B (a)	181,140	1,206,392
DoubleVerify Holdings, Inc. (a)	790,274	14,382,987
Dropbox, Inc. Class A (a)	1,448,100	32,625,693
Duos Technologies Group, Inc. (a)(b)	25,933	62,239
Dynatrace, Inc. (a)	1,357,563	62,081,356
E2open Parent Holdings, Inc. (a)(b)	994,910	4,636,281
eGain Communications Corp. (a)	120,114	741,103
Elastic NV (a)	462,911	48,165,890
Enfusion, Inc. Class A (a)	205,552	1,934,244
Envestnet, Inc. (a)	281,769	18,458,687
Everbridge, Inc. (a)	233,963	8,132,554
EverCommerce, Inc. (a)	115,924	1,111,711
Expensify, Inc. (a)	233,725	352,925
Five9, Inc. (a)	411,885	19,259,743
Foxo Technologies, Inc. Class A (a)(b)	18,162	8,632
Freshworks, Inc. (a)	948,806	12,220,621
GitLab, Inc. (a)	507,964	23,970,821
Greenidge Generation Holdings, Inc. (a)(b)	37,409	98,012
Griid Infrastructure, Inc. (a)(b)	93,596	64,460
GSE Systems, Inc. (a)(b)	11,164	46,107
Guidewire Software, Inc. (a)	465,349	53,012,558
HashiCorp, Inc. (a)	663,245	22,271,767
HubSpot, Inc. (a)	285,355	174,366,173
Informatica, Inc. (a)	225,478	6,505,040
Instructure Holdings, Inc. (a)	108,016	2,392,554
Intapp, Inc. (a)	226,561	8,133,540
Intellicheck, Inc. (a)	92,314	293,559
Intellinetics, Inc. (a)(b)	16,897	104,254
InterDigital, Inc. (b)	145,561	16,575,031
Intrusion, Inc. (a)(b)	10,829	16,352
Inuvo, Inc. (a)	593,285	151,288
Issuer Direct Corp. (a)	15,076	146,237
Iveda Solutions, Inc. (a)	78,902	53,496
Jamf Holding Corp. (a)	329,879	5,251,674
Kaltura, Inc. (a)	381,093	400,148
Klaviyo, Inc. Class A (b)	135,698	3,072,203
LivePerson, Inc. (a)(b)	398,036	273,212
Liveramp Holdings, Inc. (a)	373,922	11,700,019
LM Funding America, Inc. (a)(b)	11,371	36,387
Manhattan Associates, Inc. (a)	348,736	76,561,501
Marathon Digital Holdings, Inc. (a)(b)	1,264,916	24,691,160
MariaDB PLC (a)(b)	161,545	85,603
Marin Software, Inc. (a)(b)	13,668	33,213
Matterport, Inc. Class A (a)	1,357,400	5,972,560
Mawson Infrastructure Group, Inc. (a)(b)	77,106	93,298
MeridianLink, Inc. (a)	116,701	2,167,138
MicroStrategy, Inc. Class A (a)(b)	84,469	128,772,146
Mitek Systems, Inc. (a)	259,635	3,258,419
Model N, Inc. (a)	201,741	6,030,038
N-able, Inc. (a)	393,389	5,251,743
nCino, Inc. (a)	345,505	10,548,268
NCR Voyix Corp. (a)	759,685	10,012,648
NetSol Technologies, Inc. (a)	51,203	131,592
Nextnav, Inc. Class A (a)(b)	246,572	1,946,686
Nexttrip, Inc. (a)	2,913	6,583
Nutanix, Inc. Class A (a)	1,376,082	76,117,976
Oblong, Inc. (a)(b)	4,789	1,040
Olo, Inc. Class A (a)	623,163	2,854,087
ON24, Inc.	220,927	1,312,306
Onespan, Inc. (a)	205,045	2,700,443
Ooma, Inc. (a)	141,391	1,221,618
Pagerduty, Inc. (a)(b)	522,408	9,910,080
Palantir Technologies, Inc. (a)	10,907,407	236,472,584
Pegasystems, Inc.	240,543	13,821,601
Phunware, Inc. (a)(b)	45,182	293,231
Porch Group, Inc. Class A (a)(b)	455,799	957,178
PowerSchool Holdings, Inc. Class A (a)(b)	326,779	7,006,142
Prairie Operating Co. (a)	18,994	239,514
Procore Technologies, Inc. (a)	504,176	33,845,335
Progress Software Corp.	248,301	12,576,446
PROS Holdings, Inc. (a)(b)	240,978	7,104,031
Q2 Holdings, Inc. (a)	332,818	20,241,991
Qualys, Inc. (a)	208,300	29,291,146
Quantum Computing, Inc. (a)(b)	265,010	191,761
QXO, Inc. (A Shares) (b)	18,926	351,834
Rapid7, Inc. (a)	348,351	12,589,405
reAlpha Tech Corp. (b)	27,829	28,386
Red Violet, Inc. (a)(b)	67,015	1,405,305
Rekor Systems, Inc. (a)(b)	437,905	792,608
Repositrak, Inc. (b)	66,449	1,086,441
Rimini Street, Inc. (a)	299,127	768,756
RingCentral, Inc. (a)	473,226	16,184,329
Riot Platforms, Inc. (a)(b)	1,167,714	11,373,534
Rubicon Technologies, Inc. Class A (a)(b)	123,230	26,926
Samsara, Inc. (a)	974,276	33,057,185
SecureWorks Corp. (a)	69,993	408,059
Semrush Holdings, Inc. (a)	171,258	2,613,397
SentinelOne, Inc. (a)	1,410,590	23,740,230
Smartsheet, Inc. (a)	771,850	28,558,450
Smith Micro Software, Inc. (a)(b)	44,831	96,387
SolarWinds, Inc.	291,331	3,373,613
Soluna Holdings, Inc. (a)(b)	4,721	11,378
SoundHound AI, Inc. (a)(b)	1,251,126	6,318,186
SoundThinking, Inc. (a)	53,674	862,541
Sprinklr, Inc. (a)(b)	673,720	7,552,401
Sprout Social, Inc. (a)(b)	275,657	9,000,201
SPS Commerce, Inc. (a)	207,937	39,110,870
Stronghold Digital Mining, Inc. Class A (a)(b)	48,427	135,596
Synchronoss Technologies, Inc. (a)	52,852	479,632
T Stamp, Inc. Class A (a)(b)	29,912	16,601
Telos Corp. (a)	291,214	1,319,199
Tenable Holdings, Inc. (a)	664,076	28,017,366
Teradata Corp. (a)	552,216	18,007,764
TeraWulf, Inc. (a)(b)	733,073	1,598,099
UiPath, Inc. Class A (a)	2,302,432	28,227,816
Unity Software, Inc. (a)(b)	1,353,638	24,730,966
Upland Software, Inc. (a)	156,067	429,184
Urgent.ly, Inc. (b)	61,069	112,978
Varonis Systems, Inc. (a)	618,465	26,569,256
Verb Technology Co., Inc. (a)(b)	19,999	3,290
Verint Systems, Inc. (a)	355,731	10,550,981
Veritone, Inc. (a)(b)	180,144	531,425
Vertex, Inc. Class A (a)	257,139	8,498,444
Viant Technology, Inc. (a)	85,895	816,861
VirnetX Holding Corp. (a)(b)	15,850	65,302
Weave Communications, Inc. (a)	172,168	1,489,253
Workday, Inc. Class A (a)	1,183,716	250,296,748
Workiva, Inc. (a)	269,368	20,733,255
Xperi, Inc. (a)	248,624	2,190,377
Yext, Inc. (a)	593,808	2,998,730
Zeta Global Holdings Corp. (a)	859,004	14,027,535
Zoom Video Communications, Inc. Class A (a)	1,459,476	89,524,258
Zscaler, Inc. (a)	504,189	85,691,962
Zuora, Inc. (a)	766,441	7,779,376
		3,525,829,413
Technology Hardware, Storage & Peripherals - 0.9%
Astro-Med, Inc. (a)	35,692	639,244
Boxlight Corp. (a)(b)	50,032	37,024
CompoSecure, Inc. (b)	89,092	565,289
Corsair Gaming, Inc. (a)	245,449	2,844,754
CPI Card Group (a)	22,599	591,868
Dell Technologies, Inc.	1,512,540	211,090,082
Diebold Nixdorf, Inc.	212,916	9,315,075
Eastman Kodak Co. (a)(b)	393,494	2,101,258
Immersion Corp.	169,895	1,697,251
Intevac, Inc. (a)	144,507	553,462
IonQ, Inc. (a)(b)	977,389	7,965,720
Movano, Inc. (a)	202,287	77,638
One Stop Systems, Inc. (a)(b)	96,170	205,804
Pure Storage, Inc. Class A (a)	1,683,224	101,481,575
Quantum Corp. (a)(b)	487,824	224,399
Socket Mobile, Inc. (a)(b)	22,693	28,139
Sonim Technologies, Inc. (a)(b)	108,723	67,397
Transact Technologies, Inc. (a)	56,005	198,818
Turtle Beach Corp. (a)	100,580	1,667,616
Xerox Holdings Corp.	639,593	8,992,678
		350,345,091
TOTAL INFORMATION TECHNOLOGY		6,771,629,907
MATERIALS - 4.5%
Chemicals - 1.7%
AdvanSix, Inc.	153,539	3,638,874
Alto Ingredients, Inc. (a)	411,704	625,790
American Vanguard Corp.	153,488	1,333,811
Arcadium Lithium PLC (b)	5,844,902	25,892,916
Arq, Inc. (a)	148,207	1,031,521
Ashland, Inc.	283,829	28,431,151
ASP Isotopes, Inc. (a)	157,077	802,663
Aspen Aerogels, Inc. (a)(b)	324,772	9,717,178
Avient Corp.	514,453	22,985,760
Axalta Coating Systems Ltd. (a)	1,243,145	44,243,531
Balchem Corp.	182,106	27,971,482
Cabot Corp.	314,392	32,162,302
Core Molding Technologies, Inc. (a)	44,747	860,932
Crown ElectroKinetics Corp. (a)(b)	10,177	1,018
Danimer Scientific, Inc. (a)(b)	494,122	385,267
Ecovyst, Inc. (a)	578,469	5,379,762
Element Solutions, Inc.	1,257,597	30,220,056
Flotek Industries, Inc. (a)(b)	95,418	406,481
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	7,627,978	4,031,386
H.B. Fuller Co.	306,530	24,408,984
Hawkins, Inc.	107,559	9,392,052
Huntsman Corp.	913,922	22,665,266
Ingevity Corp. (a)	190,827	9,321,899
Innospec, Inc.	141,068	18,451,694
Intrepid Potash, Inc. (a)	49,714	1,333,827
Koppers Holdings, Inc.	117,954	5,228,901
Kronos Worldwide, Inc.	127,367	1,809,885
Loop Industries, Inc. (a)	129,193	342,361
LSB Industries, Inc. (a)	308,080	3,022,265
Mativ, Inc.	308,363	5,541,283
Minerals Technologies, Inc.	184,198	15,979,177
N2Off, Inc. (a)	3,745	3,191
NewMarket Corp.	39,050	20,894,484
Northern Technologies International Corp.	44,010	810,664
Novusterra, Inc. (a)(b)(c)	24,632	0
Olin Corp.	680,730	36,596,045
Origin Materials, Inc. Class A (a)(b)	680,550	789,438
Orion SA	328,748	8,175,963
Perimeter Solutions SA (a)	825,344	6,272,614
PureCycle Technologies, Inc. (a)(b)	772,224	4,007,843
Quaker Chemical Corp.	78,377	14,213,669
Rayonier Advanced Materials, Inc. (a)	373,167	2,108,394
RPM International, Inc.	730,665	81,907,547
Sensient Technologies Corp.	239,533	18,604,528
Stepan Co.	120,420	10,497,011
The Chemours Co. LLC	840,337	20,857,164
The Scotts Miracle-Gro Co. Class A (b)	237,748	16,568,658
Trinseo PLC	201,172	770,489
Tronox Holdings PLC	654,662	12,968,854
Valhi, Inc.	11,169	217,237
Westlake Corp.	181,113	29,079,503
		642,962,771
Construction Materials - 0.3%
Eagle Materials, Inc.	195,851	45,513,814
Knife River Holding Co.	320,588	22,668,777
Smith-Midland Corp. (a)(b)	24,151	893,587
Summit Materials, Inc. (a)	681,291	26,325,084
United States Lime & Minerals, Inc.	11,709	4,013,143
		99,414,405
Containers & Packaging - 0.9%
Aptargroup, Inc.	374,122	55,254,078
Berry Global Group, Inc.	655,378	39,244,035
Crown Holdings, Inc.	677,200	57,013,468
Eightco Holdings, Inc. (a)(b)	15,073	8,876
Graphic Packaging Holding Co.	1,733,681	49,097,846
Greif, Inc.:
Class A	141,994	9,221,090
Class B	31,595	2,061,574
Myers Industries, Inc.	209,874	3,316,009
O-I Glass, Inc. (a)	873,708	11,087,355
Pactiv Evergreen, Inc.	225,856	2,791,580
Ranpak Holdings Corp. (A Shares) (a)	227,633	1,420,430
Sealed Air Corp.	817,354	31,770,550
Silgan Holdings, Inc.	458,037	21,642,248
Sonoco Products Co.	554,704	34,042,184
TriMas Corp.	236,020	6,282,852
		324,254,175
Metals & Mining - 1.5%
5E Advanced Materials, Inc. (a)(b)	271,666	391,199
Adamas One Corp. (a)(b)	75,462	30,630
Alcoa Corp.	1,010,372	44,729,168
Alpha Metallurgical Resources	67,062	21,152,025
American Battery Technology Co. (a)(b)	286,133	394,864
Ampco-Pittsburgh Corp. (a)	77,421	102,196
Arch Resources, Inc. Class A,	104,258	18,133,594
Ascent Industries Co. (a)	52,305	540,311
ATI, Inc. (a)	722,682	44,329,314
Carpenter Technology Corp.	280,141	31,059,233
Century Aluminum Co. (a)	294,389	5,396,150
Cleveland-Cliffs, Inc. (a)	2,821,108	48,748,746
Coeur d'Alene Mines Corp. (a)	2,170,889	12,482,612
Commercial Metals Co.	658,771	37,101,983
Compass Minerals International, Inc.	192,390	2,493,374
Contango ORE, Inc. (a)(b)	26,080	623,834
Dakota Gold Corp. (a)	375,498	1,107,719
Friedman Industries	37,330	683,139
Gatos Silver, Inc. (a)	267,770	3,320,348
Gold Resource Corp. (a)	451,764	210,386
Golden Minerals Co. (a)(b)	14,791	7,246
Haynes International, Inc.	71,830	4,225,041
Hecla Mining Co.	3,203,423	18,868,161
Hycroft Mining Holding Corp. (a)(b)	81,848	280,739
Idaho Strategic Resources, Inc. (a)	59,692	589,757
Kaiser Aluminum Corp.	90,405	8,841,609
Materion Corp.	117,080	13,391,610
McEwen Mining, Inc. (a)	232,796	2,772,600
Metallus, Inc. (a)	218,881	5,255,333
MP Materials Corp. (a)(b)	812,886	13,185,011
Olympic Steel, Inc.	55,809	2,909,881
Paramount Gold Nevada Corp. (a)(b)	186,082	95,795
Piedmont Lithium, Inc. (a)(b)	100,875	1,317,428
Radius Recycling, Inc. Class A	148,082	2,533,683
Ramaco Resources, Inc.:
Class A (b)	174,728	2,472,401
Class B	81,124	883,440
Reliance, Inc.	325,840	98,006,155
Royal Gold, Inc.	371,820	47,663,606
Ryerson Holding Corp.	165,101	3,921,149
Solitario Exploration & Royalty Corp. (a)	364,461	321,236
SunCoke Energy, Inc.	476,144	5,023,319
Tredegar Corp.	146,530	798,589
U.S. Gold Corp. (a)(b)	43,521	253,727
U.S. GoldMining, Inc. (a)	9,859	59,943
United States Antimony Corp. (a)	509,914	183,569
United States Steel Corp.	1,266,455	48,568,549
Universal Stainless & Alloy Products, Inc. (a)	46,331	1,521,047
Warrior Metropolitan Coal, Inc.	295,272	20,205,463
Worthington Steel, Inc.	171,934	5,672,103
		582,859,015
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	94,734	5,034,165
Glatfelter Corp. (a)	248,044	401,831
Louisiana-Pacific Corp.	363,726	33,346,400
Mercer International, Inc. (SBI)	250,848	2,383,056
Sylvamo Corp.	200,166	14,275,839
		55,441,291
TOTAL MATERIALS		1,704,931,657
REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Acadia Realty Trust (SBI)	592,395	10,212,890
Agree Realty Corp.	573,150	34,824,594
Alexander & Baldwin, Inc.	422,107	7,091,398
Alexanders, Inc.	12,874	2,731,863
Alpine Income Property Trust, Inc.	82,658	1,296,077
American Assets Trust, Inc.	285,012	6,199,011
American Healthcare (REIT), Inc.	318,174	4,664,431
American Homes 4 Rent Class A	1,813,226	65,348,665
Americold Realty Trust	1,513,728	40,371,126
Apartment Income (REIT) Corp. Class A,	823,263	31,901,441
Apartment Investment & Management Co. Class A (a)	761,766	6,010,334
Apple Hospitality (REIT), Inc.	1,217,822	17,585,350
Armada Hoffler Properties, Inc. Class A,	396,605	4,497,501
Ashford Hospitality Trust, Inc. (a)	186,097	217,733
Bluerock Homes Trust, Inc.	20,506	343,476
Braemar Hotels & Resorts, Inc.	315,103	879,137
Brandywine Realty Trust (SBI)	1,004,620	4,631,298
Brixmor Property Group, Inc.	1,716,423	38,636,682
Broadstone Net Lease, Inc.	1,076,737	16,527,913
BRT Apartments Corp.	80,309	1,405,408
CareTrust (REIT), Inc.	744,259	19,030,703
CBL & Associates Properties, Inc.	143,412	3,169,405
Centerspace	86,889	5,931,043
Chatham Lodging Trust	287,530	2,432,504
City Office REIT, Inc.	248,247	1,223,858
Clipper Realty, Inc.	86,464	337,210
Community Healthcare Trust, Inc.	142,672	3,347,085
COPT Defense Properties (SBI)	641,357	15,822,277
Cousins Properties, Inc.	869,233	20,105,359
Creative Media & Community Trust Corp.	81,287	234,107
CTO Realty Growth, Inc.	125,016	2,220,284
CubeSmart	1,277,848	54,065,749
DiamondRock Hospitality Co.	1,202,671	10,186,623
Diversified Healthcare Trust (SBI)	1,232,128	2,994,071
Douglas Emmett, Inc.	952,690	13,290,026
Easterly Government Properties, Inc.	555,858	6,581,359
EastGroup Properties, Inc.	271,338	44,819,611
Elme Communities (SBI)	508,022	7,828,619
Empire State Realty Trust, Inc.	751,896	7,165,569
EPR Properties	432,324	17,742,577
Equity Commonwealth (a)	604,203	11,667,160
Equity Lifestyle Properties, Inc.	1,059,881	66,528,730
Essential Properties Realty Trust, Inc.	894,010	23,941,588
Farmland Partners, Inc.	254,039	2,758,864
First Industrial Realty Trust, Inc.	752,069	35,437,491
Four Corners Property Trust, Inc.	523,500	12,778,635
Franklin Street Properties Corp.	538,997	1,067,214
Gaming & Leisure Properties	1,519,443	68,222,991
Generation Income Properties, Inc.	32,093	143,135
Getty Realty Corp.	284,538	7,856,094
Gladstone Commercial Corp.	238,580	3,433,166
Gladstone Land Corp.	198,841	2,684,354
Global Medical REIT, Inc.	370,964	3,446,256
Global Net Lease, Inc.	1,128,581	8,441,786
Global Self Storage, Inc.	92,644	460,441
Healthcare Realty Trust, Inc.	2,168,675	35,197,595
Highwoods Properties, Inc. (SBI)	605,807	15,732,808
Hudson Pacific Properties, Inc.	722,903	3,549,454
Independence Realty Trust, Inc.	1,278,382	21,348,979
Industrial Logistics Properties Trust	342,765	1,292,224
InnSuites Hospitality Trust (b)	18,815	24,083
InvenTrust Properties Corp.	389,039	9,636,496
JBG SMITH Properties	500,375	7,205,400
Kilroy Realty Corp.	609,598	20,439,821
Kite Realty Group Trust	1,250,741	27,416,243
Lamar Advertising Co. Class A	497,174	58,721,221
LTC Properties, Inc.	240,831	8,284,586
LXP Industrial Trust (REIT)	1,672,512	14,216,352
Medalist Diversified (REIT), Inc.	11,361	66,121
Medical Properties Trust, Inc. (b)	3,388,623	18,163,019
Modiv Industrial, Inc.	35,091	532,330
National Health Investors, Inc.	248,298	16,407,532
National Storage Affiliates Trust	442,746	16,195,649
Net Lease Office Properties	83,623	1,985,210
NETSTREIT Corp.	400,139	6,942,412
NexPoint Diversified Real Estate Trust	215,182	1,185,653
NexPoint Residential Trust, Inc.	132,639	4,863,872
NNN (REIT), Inc.	1,041,071	43,485,536
Office Properties Income Trust	294,921	675,369
Omega Healthcare Investors, Inc.	1,393,241	45,043,482
One Liberty Properties, Inc.	96,334	2,260,959
Orion Office (REIT), Inc.	336,483	1,261,811
Outfront Media, Inc.	824,675	11,916,554
Paramount Group, Inc.	950,893	4,326,563
Park Hotels & Resorts, Inc.	1,199,249	19,020,089
Peakstone Realty Trust	204,323	2,533,605
Pebblebrook Hotel Trust	684,798	9,689,892
Phillips Edison & Co., Inc.	698,538	22,311,304
Piedmont Office Realty Trust, Inc. Class A	722,350	5,265,932
Plymouth Industrial REIT, Inc.	215,880	4,503,257
Postal Realty Trust, Inc. Class A	128,616	1,720,882
PotlatchDeltic Corp.	452,502	19,335,410
Presidio Property Trust, Inc. Class A	81,275	64,532
Rayonier, Inc.	775,801	23,289,546
Retail Opportunity Investments Corp.	727,056	9,102,741
Rexford Industrial Realty, Inc.	1,198,851	54,379,881
RLJ Lodging Trust	884,478	8,827,090
Ryman Hospitality Properties, Inc.	339,908	35,714,134
Sabra Health Care REIT, Inc.	1,320,323	19,250,309
Safehold, Inc.	256,248	4,940,461
Saul Centers, Inc.	76,164	2,771,608
Service Properties Trust	956,046	5,143,527
SITE Centers Corp.	1,031,455	14,873,581
SL Green Realty Corp.	368,978	19,544,765
Sotherly Hotels, Inc. (a)	90,696	123,347
STAG Industrial, Inc.	1,035,334	36,298,810
Strawberry Fields (REIT), Inc.	15,896	172,154
Summit Hotel Properties, Inc.	623,278	3,814,461
Sun Communities, Inc.	706,119	83,314,981
Sunstone Hotel Investors, Inc.	1,177,602	12,105,749
Tanger, Inc.	615,538	17,081,180
Terreno Realty Corp.	533,286	30,173,322
The Macerich Co.	1,226,895	18,550,652
UMH Properties, Inc.	362,558	5,481,877
Uniti Group, Inc.	1,363,062	4,307,276
Universal Health Realty Income Trust (SBI)	75,784	2,847,963
Urban Edge Properties	674,556	11,959,878
Veris Residential, Inc.	458,191	7,005,740
Vornado Realty Trust	908,682	22,280,883
Wheeler REIT, Inc. (a)(b)	4,259	8,390
Whitestone REIT Class B	276,341	3,603,487
WP Carey, Inc.	1,245,756	70,260,638
Xenia Hotels & Resorts, Inc.	603,493	8,744,614
		1,801,567,554
Real Estate Management & Development - 0.5%
Alset, Inc. (a)(b)	20,435	18,596
Altisource Asset Management Corp. (b)	4,881	12,544
Altisource Portfolio Solutions SA (a)(b)	96,592	181,593
American Realty Investments, Inc. (a)	7,577	106,760
American Strategic Investment Co. (a)	11,239	103,399
Amrep Corp. (a)(b)	19,499	412,794
Anywhere Real Estate, Inc. (a)	627,236	2,552,851
Avalon GloboCare Corp. (a)	10,985	3,241
CKX Lands, Inc. (a)	6,615	89,038
Compass, Inc. (a)	1,869,866	7,011,998
Comstock Holding Companies, Inc. (a)	15,198	93,772
Cushman & Wakefield PLC (a)	1,107,272	12,301,792
Digitalbridge Group, Inc.	813,388	11,094,612
Doma Holdings, Inc. Class A (a)(b)	30,289	177,796
Douglas Elliman, Inc.	399,568	455,508
eXp World Holdings, Inc. (b)	436,839	4,896,965
Fathom Holdings, Inc. (a)(b)	67,048	122,698
Forestar Group, Inc. (a)	102,267	3,478,101
FRP Holdings, Inc. (a)	76,235	2,332,791
Howard Hughes Holdings, Inc.	183,764	12,183,553
InterGroup Corp. (a)	2,728	60,398
J.W. Mays, Inc. (a)	2,603	113,647
Jones Lang LaSalle, Inc. (a)	269,324	54,422,301
Kennedy-Wilson Holdings, Inc.	674,333	6,891,683
LuxUrban Hotels, Inc. (a)	52,521	15,772
Marcus & Millichap, Inc.	136,046	4,398,367
Maui Land & Pineapple, Inc. (a)	38,295	790,409
New Concept Energy, Inc. (a)	22,387	35,148
Newmark Group, Inc. Class A	680,988	7,089,085
Offerpad Solutions, Inc. Class A (a)(b)	52,391	254,096
Opendoor Technologies, Inc. Class A (a)(b)	3,273,813	7,136,912
Rafael Holdings, Inc. Class B (a)	78,057	119,427
RE/MAX Holdings, Inc. Class A	110,573	894,536
Redfin Corp. (a)(b)	653,223	4,206,756
Safe & Green Development Corp. (b)	14,649	8,277
Seritage Growth Properties (a)(b)	214,684	1,129,238
Star Holdings (a)	68,094	876,370
Stratus Properties, Inc. (a)	36,067	860,198
Tejon Ranch Co. (a)	142,743	2,602,205
The RMR Group, Inc. Class A	85,734	2,017,321
The St. Joe Co.	203,481	11,517,025
Transcontinental Realty Investors, Inc. (a)	6,777	197,956
Trinity Place Holdings, Inc. (a)(b)	49,290	7,098
Zillow Group, Inc.:
Class A (a)	301,389	12,100,768
Class C (a)	896,924	36,729,038
		212,104,433
TOTAL REAL ESTATE		2,013,671,987
UTILITIES - 1.6%
Electric Utilities - 0.5%
Allete, Inc.	325,916	20,581,595
Avangrid, Inc.	393,590	14,173,176
Genie Energy Ltd. Class B	124,932	1,906,462
Hawaiian Electric Industries, Inc.	621,012	6,824,922
IDACORP, Inc.	286,515	27,353,587
MGE Energy, Inc. (b)	205,168	16,440,112
OGE Energy Corp.	1,134,213	41,171,932
Otter Tail Corp.	236,032	21,353,815
PNM Resources, Inc.	485,657	18,620,089
Portland General Electric Co.	573,072	25,536,088
Via Renewables, Inc. Class A, (a)	13,527	144,063
		194,105,841
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	126,415	14,159,744
National Fuel Gas Co.	524,528	29,982,020
New Jersey Resources Corp.	556,130	24,169,410
Northwest Natural Holding Co.	211,023	7,896,481
ONE Gas, Inc.	314,599	19,388,736
RGC Resources, Inc.	48,490	1,003,743
Southwest Gas Holdings, Inc.	340,403	26,411,869
Spire, Inc.	312,009	19,123,032
UGI Corp.	1,187,741	30,239,886
		172,374,921
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	344,484	1,395,160
Clearway Energy, Inc.:
Class A	207,377	5,325,441
Class C	455,630	12,757,640
Montauk Renewables, Inc. (a)	355,620	1,906,123
Ormat Technologies, Inc.	303,511	22,884,729
Spruce Power Holding Corp. (Class A) (a)(b)	83,887	286,055
Sunnova Energy International, Inc. (a)(b)	604,372	3,154,822
		47,709,970
Multi-Utilities - 0.2%
Avista Corp.	439,487	16,252,229
Black Hills Corp.	385,648	21,769,830
NorthWestern Energy Corp.	346,788	18,019,104
Unitil Corp.	91,726	4,906,424
		60,947,587
Water Utilities - 0.3%
American States Water Co.	209,810	15,439,918
Artesian Resources Corp. Class A	55,132	1,977,585
Cadiz, Inc. (a)(b)	221,476	671,072
California Water Service Group	326,811	16,304,601
Consolidated Water Co., Inc.	85,875	2,327,213
Essential Utilities, Inc.	1,431,598	54,014,193
Global Water Resources, Inc.	61,917	799,968
Middlesex Water Co.	102,101	5,501,202
Pure Cycle Corp. (a)	117,541	1,093,131
SJW Group	164,925	9,023,047
York Water Co.	82,026	3,038,243
		110,190,173
TOTAL UTILITIES		585,328,492
TOTAL COMMON STOCKS (Cost $29,301,188,285)		37,607,143,814

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,426
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,427

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $2,945,407)	2,981,000	2,946,321

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,051,365	1,051,575
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,688,173,424	1,688,342,241
TOTAL MONEY MARKET FUNDS (Cost $1,689,393,816)		1,689,393,816

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $30,993,533,903)	39,299,485,378
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(1,669,171,115)
NET ASSETS - 100.0%	37,630,314,263

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	593	Jun 2024	61,547,470	52,450	52,450
CME E-mini S&P MidCap 400 Index Contracts (United States)	136	Jun 2024	40,689,840	(2,621)	(2,621)

TOTAL FUTURES CONTRACTS					49,829
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,587,317.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $328,939 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	123,817,418	1,478,980,954	1,601,747,251	1,064,686	454	-	1,051,575	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,838,455,549	1,258,146,251	1,408,259,559	9,885,000	-	-	1,688,342,241	6.8%
Total	1,962,272,967	2,737,127,205	3,010,006,810	10,949,686	454	-	1,689,393,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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